                                                                October 31, 1998

Letter to Shareholders

Nineteen ninety-eight has been a great year for the American Skandia Advisor Funds. Although there was little fundamental change in the US economy this year, investment sentiment reflected concerns about the financial health of Asian markets as well as the financial stability in other emerging markets.

Despite this market volatility, the American Skandia Advisor Funds are still growing rapidly. With fund industry assets reaching new heights, net assets of the American Skandia Advisor Funds now exceed $560 million, nearly $540 million more than at the end of October, last year, when the funds had been in operation for three months.

The American Skandia Advisor Funds also underwent some changes. Six new funds were added to the family, providing you with even more investment choice. In addition, checkwriting privileges became available on the ASAF JPM Money Market Fund providing you with all the functionality you expect from a money market fund.

With the quality of our asset managers and the wide range of asset categories, we are confident that the American Skandia Advisor Funds will provide you with the tools you need in the market of today and tomorrow.

We thank you for your support of the American Skandia Advisor Funds.

Sincerely,

WADE A. DOKKEN SIGNATURE
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484.

                                   TRUE BLANK
                                [DOES NOT PRINT]

PERFORMANCE INFORMATION AND COMMENTARY
--------------------------------------------------------------------------------

     The following pages present information on the investment performance of each Fund (other than the JPM Money Market Fund) which had been in operation for six months or more at October 31, 1998, including comparisons with relevant market indexes. Commentary by each Fund's sub-advisor regarding its performance and relevant market conditions is also provided.

DEFINITIONS OF TERMS

     TOTAL RETURN is net of all Fund expenses and shows how the value of a fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

     NAV -- Net asset value is the value of a fund's assets, minus any liabilities, divided by the number of outstanding shares. NAV total returns do not reflect initial or contingent deferred sales charges.

     POP -- Public offering price is the net asset value of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP total returns shown for Class A shares reflect the 4.25% maximum sales charge on the Federated High Yield Bond and Total Return Bond Funds, and the 5.00% maximum sales charge on all other Funds.

     CDSC -- Contingent deferred sales charge is a charge applied at the time of redemption, which declines the longer the shares have been held. CDSC total returns assume redemption at the end of the period. CDSC total returns for Class X shares reflect the crediting of bonus shares at the time of purchase.

EXPLANATIONS OF MARKET INDEXES

     S&P 500 INDEX -- The Standard & Poor's 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     RUSSELL 2000 INDEX -- The Russell 2000 Index is an unmanaged capitalization-weighted index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     ML HIGH YIELD INDEX -- The Merrill Lynch High Yield Index is an unmanaged index of publicly traded non-convertible U.S. bonds rated below investment grade.

     LB AGGREGATE INDEX -- The Lehman Brothers Aggregate Bond Index is an unmanaged capitalization-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

     MSCI EAFE INDEX -- The Morgan Stanley Capital International Europe, Australia, Far East Index is an unmanaged capitalization-weighted index generally accepted as a benchmark for major overseas markets.

     BLENDED INDEX -- The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

     All index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1998, the ASAF Founders International Small Capitalization Fund's Class A shares had an NAV total return of 4.32%, compared to a return on the unmanaged MSCI EAFE Index of 9.65%.

As economic troubles continue in Japan, Asia, Latin America and Russia, stock markets around the world have suffered dramatic swings. The correction has particularly hit small-cap stocks around the world as investors have sought the most liquid, defensive stocks, generally larger-cap issues.

The Fund is still heavily weighted in Europe, with more than 80% of the equities in the portfolio invested in European stocks. While a correction in Europe impacted the Fund toward the end of the period, Founders believes the fundamentals in the region are still very sound. However, they are still watching the European economy carefully, believing several factors could make it especially susceptible to weakness. Europe still has very high unemployment. In addition, the conversion to the euro adds uncertainty to markets as we move into 1999. Nevertheless, Founders thinks they can continue to find the most attractive investments in Europe.

Because of the current crisis in Asia, Founders has been very selective in the Fund's holdings there. Founders thinks that although there are some signs that countries in Asia are beginning to do some of the right things to resolve the crisis, the crisis will continue to be measured in years, not in terms of weeks or months. In fact, they think there's a strong possibility that 1999 will wind up being as bad or a worse year economically for many of the Asian countries as 1998 has been.

                                             Fund's Class A Shares
                                                     at POP              MSCI EAFE Index
7/28/97                                               9500                    10000
10/31/97                                              9377                     9020
4/30/98                                              10962                    10413
10/31/98                                              9778                     9890

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  4.32%        -0.90%       3.90%        -2.10%       3.69%        2.69%        3.80%        0.40%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              2.34%        -1.77%       1.85%        -2.12%       1.77%        1.77%        1.70%        -0.24%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF FOUNDERS
SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

The ASAF Founders Small Capitalization Fund's Class A shares had an NAV total return of -8.45% for the fiscal year ended October 31, 1998, compared to the unmanaged Russell 2000 Index which returned -11.86%.

While Founders had expected small-caps to go down as large-caps corrected, they had hoped that they would decline at a slower rate. The valuation differential between large and small-cap securities is reaching multi-year highs. This leads Founders to believe that we are closer to a turn in small-cap, however, there is no way to accurately predict such a turn.

The dislocations caused by recent global currency and market volatility became more obvious in late summer with the failure and subsequent bailout of hedge fund Long Term Capital. However, the rescue package put together by large brokers and the Federal Reserve has succeeded in stabilizing many markets and currencies. The two subsequent Fed rate cuts have also eased fears of a credit crunch, which could have put the U.S. into recession. Founders believes that if the Fed and other central banks continue to ease aggressively, we will most likely avert a severe recession in the U.S. and the Asian financial crisis could ease. They believe, however, the economies will slow and earnings expectations will have to be cut for 1999. If that happens, Founders believes there is a good chance for a change in leadership from large-cap to small-cap stocks, given the relative earnings growth of the sector. Their optimism stems from the historical observation that generally when the Fed begins to aggressively ease and the economy starts to slow, we are very close to the end of small-cap stock underperformance.

                                             Fund's Class A Shares
                                                     at POP             Russel 2000 Index
7/28/97                                               9500                    10000
10/31/97                                              9443                    10496
4/30/98                                              10517                    11741
10/31/98                                              8642                     9251

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -8.45%      -13.00%       -8.96%      -14.42%       -8.85%       -9.76%       -8.76%      -11.95%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -7.21%      -10.94%       -7.70%      -11.38%       -7.53%       -7.53%       -7.53%       -9.37%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

Reflecting the difficult environment for small-cap stocks for most of 1998, the
T. Rowe Price Small Company Value Fund's Class A shares had an NAV total return of -15.13% for the fiscal year ended October 31, 1998. During this same time frame, the unmanaged S&P 500 Index returned a positive 21.98%, while the Fund's benchmark, the unmanaged Russell 2000 Index, declined 11.86%, highlighting the disparity between large and small-company stocks.

The overall U.S. stock market forged ahead until mid-summer, when Russia's financial collapse triggered a massive sell-off in emerging market stocks. A rising tide of concern brought stock prices down globally. However, the Federal Reserve cut interest rates twice before the period ended, sparking a sharp rebound among equities around the world. Small-cap stocks suffered worse in the summer downturn as investors sought relative safety and liquidity. Likewise, the rebound in small-cap stocks was less pronounced than among their larger-cap counterparts. During the explosive October rally, investors favored growth issues rather than the types of stocks that the Fund emphasizes.

Looking forward, T. Rowe Price is optimistic about the prospects for small-cap stocks. They believe valuations in the small-cap market today are compelling relative to large-caps, and that they can buy excellent companies with faster growth and higher return potential than most large-caps at exceptional prices. Historically, the small-cap performance cycles have lasted three to five years, and small-caps have been in a down cycle since 1994. When they do outperform, they can rise very rapidly. T. Rowe Price thinks that if the economy continues to hold up, the outlook is good, but they do not know when the cycle will turn.

                                             Fund's Class A Shares
                                                     at POP             Russell 2000 Index
7/28/97                                               9500                    10000
10/31/97                                              9937                    10496
4/30/98                                              10778                    11741
10/31/98                                              8431                     9251

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                 -15.13%      -19.37%      -15.63%      -20.68%      -15.71%      -16.55%      -15.63%      -18.58%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -9.02%      -12.67%       -9.58%      -13.18%       -9.58%       -9.58%       -9.58%      -11.37%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1998, the ASAF American Century Strategic Balanced Fund's Class A shares had an NAV total return of 9.93%, compared to a return of 17.3% for the unmanaged blended benchmark index (60% S&P 500 Index, 40% Lehman Brothers Government/Corporate Index).

The equity portion of the Fund, which may be invested in rapidly growing companies of all capitalization sizes, continued to follow a two-tiered approach. A large portion of the equities were kept in high-quality large-cap growth stocks, and another portion in a more opportunistic weighting of rapidly growing mid-cap stocks. The underperformance of the Fund can be partially explained by the strong performance of the "nifty fifty" (top 50 stock holdings) of the S&P 500 Index. The "nifty fifty" stocks significantly outperformed mid-cap issues, accounting for 74% of the S&P 500 Index's performance over the last year.

Although American Century shifted the Fund away from the mid-cap sector into larger capitalization stocks over the course of the year, the Fund finished the year underweight in four industries, in particular, which negatively impacted performance. These industries were telecommunications, computer systems, banks, and electrical utilities. The Fund was also overweight in the pharmaceutical industry which detracted from performance, while overweight positions in the insurance (life and home) industry and cable operators industry had a positive impact on performance. The Fund's fixed-income portion, representing primarily high-quality intermediate-term bonds, was a strong positive source of return in the Fund over the last year.

                                                                         60% S&P 500/40%
                                                 Class A Shares             LBGC Index
7/28/97                                               9500                    10000
10/31/97                                              9491                     9859
4/30/98                                              10394                    11308
10/31/98                                             10429                    11621

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  9.93%        4.39%        9.45%        3.45%        9.33%        8.33%        9.34%        6.08%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              7.71%        3.39%        7.08%        3.17%        7.16%        7.16%        7.00%        5.23%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

The ASAF Federated High Yield Bond Fund's Class A shares had an NAV total return of 1.67% for the fiscal year ended October 31, 1998, compared to returns of 1.19% for the unmanaged ML High Yield Index and -3.35% for the Lipper High Current Yield Fund Average.

The Fund's strong performance during the period versus both benchmarks was the result of several factors. Good individual issuer selection was a key component to the Fund's success as investors became more sensitive to credit quality, given turmoil in Asia and concerns about the domestic economy. The Fund benefited from being overweight the telecommunication, cable TV and broadcasting sectors which outperformed the overall market. The Fund also benefited from being underweight cyclical industries. The Fund was negatively impacted versus the Index by its lower quality profile, as higher quality BB-rated high yield bonds outperformed lower quality B-rated high yield bonds.

Federated believes the performance of high yield bonds for the balance of 1998 and into 1999 will be heavily influenced by the performance of the U.S. economy and domestic equity prices. They expect the U.S. economic expansion to continue, driven by low interest rates, high consumer confidence, high rates of employment and an accommodative Federal Reserve. However, they believe the rate of growth will slow considerably from 1997's brisk pace as problems in Asia and other emerging markets negatively impact U.S. economic activity. Federated continues to maintain its higher quality bias, given its belief that growth will slow. They remain overweight the telecommunication, cable TV and broadcasting sectors, in the belief that secular changes will make these sectors relatively strong performers.

                                             Fund's Class A Shares
                                                     at POP            ML High Yield Index
7/28/97                                               9575                    10000
10/31/97                                              9554                    10215
4/30/98                                              10207                    10751
10/31/98                                              9717                    10337

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  1.67%        -2.65%       1.25%        -4.42%       1.26%        0.31%        1.26%        -1.88%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              1.15%        -2.25%       0.76%        -2.97%       0.72%        0.72%        0.80%        -0.93%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF ROBERTSON STEPHENS
VALUE + GROWTH FUND
--------------------------------------------------------------------------------

From the inception of the ASAF Robertson Stephens Value + Growth Fund on December 31, 1997 through October 31, 1998 the Fund's Class A shares had an NAV total return of 4.40%, which lagged the unmanaged S&P 500 Index return of 14.62%.

Investors and portfolio managers have endured a very challenging market environment in 1998. In April, small and mid-cap stocks began a severe decline that culminated in a sharp drop in August. From its April high, the small-cap Russell 2000 Index declined more than 30%. Meanwhile, a very narrow band of liquid, large-cap stocks led the S&P 500 Index higher in this same time period. Late in the period, investors sold off even these liquid large-cap stocks, sending the S&P 500 Index down 10% in the third calendar quarter. During the first two quarters of the year an overweight position in technology hurt the Fund's performance relative to the S&P 500 Index. Like most investors, the Fund was impacted by the market's third quarter correction, as the Fund posted a decline greater than the S&P 500 Index. The Fund was particularly impacted by declines in its financial services holdings. The weakening stock market prompted investors to severely penalize bank and brokerage stocks. Despite this weakness, Robertson Stephens maintained the Fund's position in Merrill Lynch, under the premise that their growth and leadership position can be maintained despite market volatility.

Robertson Stephens remains committed to a significant overweight position in the drug sector. While the Fund achieved mixed results in the drug companies (Merck, Pfizer, Eli Lily), it realized strong gains from companies like Cardinal Health, Inc. and McKesson Corporation that are the leaders in drug and product distribution.

                                             Fund's Class A Shares
                                                     at POP               S&P 500 Index
12/31/97                                              9500                    10000
4/30/98                                              10859                    11510
10/31/98                                              9915                    11462

                     TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             4.40%        -0.85%       4.30%        -1.70%       4.00%        3.00%        4.10%        0.70%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF LORD ABBETT
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

From the inception of the ASAF Lord Abbett Growth and Income Fund on December 31, 1997 through October 31, 1998 the Fund's Class A shares had an NAV total return of 5.48%, which lagged the unmanaged S&P 500 Index return of 14.62%.

The performance of the Fund's value-driven investment portfolio was somewhat limited as a majority of investors sought safety in large-capitalization growth stocks, and leadership in the market narrowed to a few securities, all in the face of steadily increasing global economic turmoil.

The Federal Reserve's move to ease from a position of restraint in recent months to combat global deflationary pressures has kept the U.S. economy relatively buoyant. Lord Abbett still expects a slowing in the U.S. economy over the next 6-12 months, and that profit problems will spread from globally-dependent commodity and manufacturing companies to corporations at large. With this in mind, Lord Abbett remains somewhat defensively positioned in the portfolio with major overweightings in electric utilities, telephones and waste management companies. They have also built-up strong positions in selected technology issues, which were hard hit earlier this year by weakness in Asia and PC inventory problems in the U.S.

                                             Fund's Class A Shares
                                                     at POP               S&P 500 Index
12/31/97                                              9500                    10000
4/30/98                                              10574                    11510
10/31/98                                             10017                    11462

                     TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             5.48%        0.17%        5.32%        -0.68%       5.12%        4.12%        5.22%        1.85%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF JANUS
OVERSEAS GROWTH FUND
--------------------------------------------------------------------------------

For the ten months from inception on December 31, 1997 through October 31, 1998 the ASAF Janus Overseas Growth Fund's Class A shares had an NAV total return of 5.50%, compared to a 9.82% return for the unmanaged MSCI EAFE Index. Global financial markets were extremely volatile during the period, buffeted by the continuing financial crisis in Asia and growing concerns about financial stability in other emerging markets.

The Fund's performance relative to the Index was influenced by its large weighting in European stocks relative to the Index. This allocation initially helped the Fund avoid the fall-out from the Asian crisis, while benefiting from the consolidation, restructuring, and the approach of monetary union in Europe. On the downside, this heavy European exposure hurt the Fund's performance during the third calendar quarter, when the Russian financial collapse sparked an indiscriminate sell-off in European stocks. This correction even impacted fast growing companies with little exposure to the emerging markets. By late October, there were signs that European stocks were beginning to rebound against a backdrop of lower interest rates. Meanwhile, markets in the Far East received support from tentative confidence in a Japanese plan to bail out its troubled banking system.

During the year, Janus maintained its focus on quality growth companies with leading franchises in the technology, telecommunications, and pharmaceuticals industries. They also sought to capitalize on companies undergoing restructurings aimed at unleashing value for shareholders. Janus took the opportunity to build positions in quality European growth companies they believed had been unduly sold during the third quarter. They reduced exposure to the financial services industry, which was heavily impacted by its exposure to Russia and hedge funds.

                                             Fund's Class A Shares       Index: MSCI EAFE
                                                     at POP                   Index
12/31/97                                              9500                    10000
4/30/98                                              10498                    11562
10/31/98                                             10019                    10982

                     TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             5.50%        0.19%        5.10%        -0.90%       5.20%        4.20%        5.00%        1.62%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The ASAF T. Rowe Price International Equity Fund's Class A shares had an NAV total return of 5.15% for the fiscal year ended October 31, 1998, compared to the unmanaged MSCI EAFE Index which returned 9.65%. The shortfall was mainly due to the weakness of Latin America where the Fund held moderate positions that are not part of the Index. Stock selection, which was biased toward growth companies rather than cyclical stocks, was also adverse.

The 12 months ended October 31, 1998 comprised two quite separate parts. In the first, world stock markets recovered well from the Asian crisis of late 1997, and by July many of them had reached new highs. From this point on, investor confidence was again challenged by problems in emerging markets, but this time the culprit was Russia. The collapse of the ruble, together with Russia's de facto default on its government bonds, precipitated a severe correction in both established and less developed global markets. Despite these traumas, investor confidence did not disappear entirely, and recent months witnessed a good recovery as the Fund appreciated sharply in October.

Looking forward, Rowe Price-Fleming believes the outlook for Europe, which accounts for more than two-thirds of the Fund, is positive. In only a few weeks, the euro currency will arrive and 11 European countries will make a major commitment to economic integration when they adopt full monetary union. Rowe Price-Fleming believes this will provide a strong platform for future growth, in sharp contrast to the economies of the Pacific that are still struggling. Despite continuing problems in Japan, they believe its stock market is too large to ignore entirely and is showing signs of stabilizing after a long decline.

                                             Fund's Class A Shares       Index: MSCI EAFE
                                                     at POP                   Index
7/28/97                                               9500                    10000
10/31/97                                              8710                     9020
4/30/98                                               9832                    10413
10/31/98                                              9161                     9890

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  5.15%        -0.11%       4.69%        -1.31%       4.48%        3.48%        4.68%        1.30%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              -2.86%       -6.72%       -3.27%       -7.13%       -3.43%       -3.43%       -3.11%       -5.03%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF JANUS
CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1998, the ASAF Janus Capital Growth Fund's Class A shares had an NAV total return of 26.77%, well outpacing the 21.98% return of the unmanaged S&P 500 Index.

International financial turmoil kept U.S. equity markets highly volatile. After a short-lived correction in technology stocks late in 1997, stocks generally moved higher during the first half of 1998 against a backdrop of benign inflation and declining interest rates. Concerns over corporate earnings led investors to favor a handful of large-capitalization stocks. However, even large-cap stocks succumbed to the sharp August correction sparked by the financial meltdown in Russia. Against a backdrop of back-to-back Federal Reserve interest rates cuts, the market enjoyed a broad rally in late October which favored companies with robust earnings potential, regardless of their size.

Janus believes the Fund's performance attests to their bottom-up approach, which is targeted at identifying growth companies with exceptional earnings capabilities and disciplined management teams. In particular, they focused on opportunities in the technology, cable, pharmaceuticals, financial services and selected retail industries.

Janus remains cautiously optimistic in the outlook for stocks in 1999. While lower interest rates are expected to provide some support for equities, they believe the market will likely be in store for more earnings disappointments and that signs of steady economic growth suggest the market's anticipation of additional Federal Reserve rate cuts may prove premature. Nonetheless, Janus continues to invest in companies that it believes can outperform regardless of what the broader market is doing.

                                             Fund's Class A Shares
                                                     at POP               S&P 500 Index
7/28/97                                               9500                    10000
10/31/97                                              9687                     9624
4/30/98                                              11701                    11789
10/31/98                                             12278                    11740

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  26.77%       20.43%       26.40%       20.40%       26.20%       25.20%       26.37%       23.53%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              22.59%       17.69%       22.24%       18.46%       22.09%       22.09%       22.31%       20.97%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO
EQUITY INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1998, the ASAF INVESCO Equity Income Fund's Class A shares showed an NAV total return of 13.64%, compared to a return of 21.98% for the unmanaged S&P 500 Index.

The Fund's equities holdings (70.6% of total net assets at October 31) performed strongly during the period and benefited from the strong upward push in the equity markets. The Fund's fixed-income investments helped weather the incredible volatility exhibited by the equity markets throughout the year. The Fund benefited from an overweight position in the communications and consumer staples sectors, both of which performed strongly during the period. Other strong sectors included healthcare and technology, while basic materials and energy sectors lagged the market. While the Fund's fixed-income holdings performed well, they did hinder overall performance relative to the S&P 500 Index.

INVESCO expects U.S. economic and corporate profit growth will slow in 1999. However, it is apparent that the Federal Reserve is becoming increasingly concerned with the global slowdown and is taking actions to help sustain U.S. economic growth, as well as spur worldwide economic growth. With this backdrop, INVESCO will continue to position the Fund towards stocks that should perform well in a slowing economic environment, and that it believes are exhibiting healthy balance sheets, positive cash flow, consistent earnings growth, and are led by superior management teams.

                                             Fund's Class A Shares
                                                     at POP               S&P 500 Index
7/28/97                                               9500                    10000
10/31/97                                              9947                     9624
4/30/98                                              11407                    11789
10/31/98                                             11299                    11740

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  13.64%       7.95%        13.30%       7.30%        13.19%       12.19%       13.21%       10.04%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              14.79%       10.17%       14.34%       10.49%       14.34%       14.34%       14.27%       12.70%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------

The ASAF Total Return Bond Fund's Class A shares had an NAV total return of 8.78% for the fiscal year ended October 31, 1998. This compares to a return of 9.34% for the unmanaged LB Aggregate Index.

Interest rates fell and bond prices rose during the twelve months, which was a generally positive environment for the bullishly positioned ASAF Total Return Bond Fund. During the period, investments in Treasury bonds and mortgage-backed securities contributed positively to performance, while lower credit quality and emerging market bond holdings detracted from performance.

PIMCO expects interest rates to move in a relatively narrow band during 1999, with a good possibility of lower rates and rising bond prices.

                                             Fund's Class A Shares
                                                     at POP             LB Aggregate Index
7/28/97                                               9575                    10000
10/31/97                                              9803                    10207
4/30/98                                              10105                    10573
10/31/98                                             10662                    11160

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 1998

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  8.78%        4.12%        8.36%        2.36%        8.25%        7.25%        8.35%        5.06%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              8.92%        5.21%        8.18%        4.27%        8.12%        8.12%        8.20%        6.46%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                     [This page intentionally left blank.]

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 1998

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                    ASAF FOUNDERS SMALL CAPITALIZATION FUND
                  ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                  ASAF ROBERTSON STEPHENS VALUE + GROWTH FUND
                    ASAF LORD ABBETT GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER&BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER&BERMAN MID-CAP VALUE FUND

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
FOREIGN STOCK -- 70.4%
  AUSTRIA -- 0.7%
    KTM-Motorradholding AG
      (Automobile
      Manufacturers)              550    $   37,997
                                         ----------
  BRAZIL -- 0.2%
    Aracruz Celulose SA [ADR]
      (Paper & Forest
      Products)                 1,500        12,562
                                         ----------
  CANADA -- 3.4%
    Cinar Films, Inc. Cl-B*
      (Entertainment &
      Leisure)                  6,850       144,706
    Dorel Industries, Inc.
      Cl-B*
      (Furniture)               3,275        43,929
                                         ----------
                                            188,635
                                         ----------
  DENMARK -- 2.6%
    Kobenhavns Lufthavne AS
      (Airlines)                  760        88,120
    Vestas Wind Systems AS*
      144A
      (Electronic Components
      & Equipment)              1,100        53,288
                                         ----------
                                            141,408
                                         ----------
  FINLAND -- 2.4%
    KCI Konecranes
      International PLC*
      (Machinery & Equipment)     325        14,127
    Raisio Group PLC
      (Farming & Agriculture)   8,925       120,455
                                         ----------
                                            134,582
                                         ----------
  FRANCE -- 5.5%
    Altran Technologies SA
      (Equipment Services)      1,035       202,460
    Dessault Systemes SA
      (Computer Services &
      Software)                 2,625       100,146
                                         ----------
                                            302,606
                                         ----------
  GERMANY -- 12.8%
    Douglas Holding AG
      (Retail &
      Merchandising)            1,350        75,562
    Douglas Holding AG New*
      (Retail &
      Merchandising)               32         1,739
    IXOS Software AG*
      (Computer Services &
      Software)                   150        15,669
    Marschollek,
      Lautenschlaeger und
      Partner AG Non-Voting
      Pfd.
      (Insurance)                 350       178,151

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
    Porsche AG Pfd.
      (Automobile
      Manufacturers)               75    $  133,591
    Schmalbach Lubeca AG
      (Containers &
      Packaging)                  525        77,664
    Schwarz Pharma AG
      (Medical Supplies &
      Equipment)                1,625       112,835
    Sixt AG
      (Retail &
      Merchandising)              525       107,778
    Turbon International AG
      (Office Equipment)          500         6,521
                                         ----------
                                            709,510
                                         ----------
  GREECE -- 0.2%
    Chipita International SA*
      (Food)                      375        10,510
                                         ----------
  HONG KONG -- 2.2%
    VTech Holdings Ltd.
      (Electronic Components
      & Equipment)             32,000       120,013
                                         ----------
  IRELAND -- 1.6%
    Ryanair Holdings PLC
      [ADR]*
      (Airlines)                3,075        90,328
                                         ----------
  ITALY -- 3.0%
    Bulgari SPA
      (Retail &
      Merchandising)           15,300        83,869
    Gruppo Editoriale
      L'Espresso SPA
      (Printing & Publishing)   3,075        27,405
    Industrie Natuzzi SPA
      [ADR]
      (Furniture)               3,075        55,927
                                         ----------
                                            167,201
                                         ----------
  JAPAN -- 2.7%
    Doutor Coffee Co. Ltd.
      (Restaurants)             2,000        63,505
    Fuji Soft ABC, Inc.
      (Computer Services &
      Software)                 1,000        37,760
    Nippon System Development
      (Computer Services &
      Software)                 2,000        50,975
                                         ----------
                                            152,240
                                         ----------
  MEXICO -- 0.4%
    Grupo Posadas SA Cl-A*
      (Hotels & Motels)        52,775        19,811
                                         ----------

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  NETHERLANDS -- 6.0%
    Beter Bed Holding NV
      (Furniture)               1,400    $   37,480
    Brunel International NV
      144A
      (Business Services)       1,750        49,473
    Hunter Douglas NV
      (Consumer Products &
      Services)                 2,150        77,128
    IHC Caland NV
      (Machinery & Equipment)   1,750        79,176
    Nutreco Holding NV
      (Farming & Agriculture)   2,700        91,798
                                         ----------
                                            335,055
                                         ----------
  NORWAY -- 1.3%
    Narvesen ASA
      (Retail &
      Merchandising)              250         5,426
    Tomra Systems ASA
      (Machinery & Equipment)   2,425        68,092
                                         ----------
                                             73,518
                                         ----------
  SPAIN -- 4.2%
    Tele Pizza SA*
      (Restaurants)            28,375       231,237
                                         ----------
  SWEDEN -- 3.8%
    Haldex AB
      (Automotive Parts)        2,370        26,681
    NetCom Systems AB Cl-B*
      (Telecommunications)      3,675       137,750
    Ortivus AB Cl-B*
      (Medical Supplies &
      Equipment)                2,200        14,916
    Semcon AB
      (Business Services)       3,950        34,109
                                         ----------
                                            213,456
                                         ----------
  UNITED KINGDOM -- 17.4%
    British-Borneo Petroleum
      Syndicate PLC
      (Oil & Gas)              12,825        48,218
    BTG PLC
      (Business Services)       5,100        28,399
    Capital Radio PLC
      (Broadcasting)            6,925        57,987
    Eidos PLC [ADR]*
      (Computer Services &
      Software)                 2,125        29,484
    Energis PLC*
      (Telecommunications)      8,125       110,217

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
    Flextech PLC*
      (Broadcasting)            9,325    $   87,375
    ICON PLC [ADR]*
      (Pharmaceuticals)         2,000        56,000
    JBA Holdings PLC
      (Computer Services &
      Software)                11,225        52,635
    Misys PLC
      (Computer Services &
      Software)                10,875        76,310
    PizzaExpress PLC
      (Restaurants)            12,325       156,870
    Psion PLC
      (Computer Hardware)      14,975       125,143
    Select Appointments
      Holdings PLC*
      (Business Services)       8,800        76,635
    Wetherspoon, (J.D.) PLC
      (Hotels & Motels)        17,950        60,122
                                         ----------
                                            965,395
                                         ----------
TOTAL FOREIGN STOCK
  (Cost $3,971,652)                       3,906,064
                                         ----------
U.S. STOCK -- 1.2%
  TELECOMMUNICATIONS
    Global TeleSystems Group,
      Inc.*
  (Cost $69,022)                1,725        69,108
                                         ----------
TOTAL INVESTMENTS -- 71.6%
  (Cost $4,040,674)                       3,975,172
OTHER ASSETS LESS
  LIABILITIES -- 28.4%                    1,573,705
                                         ----------
NET ASSETS -- 100.0%                     $5,548,877
                                         ==========

Foreign currency exchange contracts outstanding at October 31, 1998:

SETTLEMENT              CONTRACTS TO   IN EXCHANGE   CONTRACTS    UNREALIZED
MONTH          TYPE       DELIVER          FOR       AT VALUE    DEPRECIATION
-----------------------------------------------------------------------------
Nov-98       Sell FIM      34,053        $6,753       $6,760          $7
                                         ======       ======          ==

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 1.9% of net assets.

See Notes to Financial Statements.
                                       17

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FOUNDERS
SMALL CAPITALIZATION FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 70.9%
  ADVERTISING -- 1.7%
    CKS Group, Inc.*           3,875    $    73,625
    Healthworld Corp.*         3,450         51,750
    True North
      Communications, Inc.     2,500         59,062
                                        -----------
                                            184,437
                                        -----------
  AEROSPACE -- 0.8%
    REMEC, Inc.*               8,250         86,625
                                        -----------
  BUSINESS SERVICES -- 2.9%
    Lason, Inc.*                 900         49,275
    Metzler Group, Inc.*       2,025         85,050
    PAREXEL International
      Corp.*                   2,125         46,883
    Pegasus Systems, Inc.*       875         15,203
    Personnel Group of
      America, Inc.*           2,350         36,425
    ProBusiness Services,
      Inc.*                    1,050         38,391
    Renaissance Worldwide,
      Inc.*                    3,500         33,031
                                        -----------
                                            304,258
                                        -----------
  CLOTHING & APPAREL -- 2.2%
    Burlington Coat Factory
      Warehouse Corp.          3,450         51,750
    The Mens Warehouse,
      Inc.*                    1,425         34,556
    The Warnaco Group, Inc.
      Cl-A                     3,025         77,327
    The Wet Seal, Inc.
      Cl-A*                    3,200         67,600
                                        -----------
                                            231,233
                                        -----------
  COMPUTER HARDWARE -- 1.1%
    Insight Enterprises,
      Inc.*                    4,125        119,625
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 14.4%
    Avant! Corp.*              3,275         55,880
    BindView Development
      Corp.*                   1,500         27,000
    Brooktrout
      Technologies, Inc.*      1,300         19,094
    CDW Computer Centers,
      Inc.*                    1,275         95,545
    Check Point Software
      Technologies Ltd.*       2,075         47,206
    CheckFree Holdings
      Corp.*                   3,775         59,338
    Documentum, Inc.*          2,275         77,350
    Electronic Arts, Inc.*       200          8,225
    HNC Software, Inc.*        1,475         49,597
    Macromedia, Inc.*          3,975         79,500
    Mastech Corp.*             3,750         88,125
    Microchip Technology,
      Inc.*                    1,700         46,006
    Micromuse, Inc.*           5,025         85,739
    MMC Networks, Inc.*        1,700         17,850
    Pinnacle Systems, Inc.*    4,225        143,650

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Sapient Corp.*             1,975    $    88,998
    SIPEX Corp.*               2,550         70,762
    Software AG
      Systems, Inc.*           7,950        119,250
    Sykes Enterprises,
      Inc.*                    4,000         78,500
    Transaction Systems
      Architects, Inc.*        1,675         60,457
    USWeb Corp.*               3,875         55,703
    VERITAS Software Corp.*    2,250        112,781
    Wind River Systems,
      Inc.*                    1,025         44,908
                                        -----------
                                          1,531,464
                                        -----------
  CONSTRUCTION -- 0.7%
    Dycom Industries, Inc.*    2,250         78,891
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 3.4%
    Action Performance
      Companies, Inc.*         6,125        182,984
    Helen of Troy Ltd.*        7,975        118,628
    Pre-Paid Legal
      Services, Inc.*          1,900         45,481
    Windmere-Durable
      Holdings, Inc.*          1,850         14,222
                                        -----------
                                            361,315
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.8%
    Applied Micro Circuits
      Corp.*                   2,625         63,000
    Brooks Automation,
      Inc.*                    4,500         55,125
    Concord EFS, Inc.*         3,425         97,612
    Sanmina Corp.*             1,725         70,725
    Sawtek, Inc.*              5,825        117,592
    Uniphase Corp.*            1,450         71,775
    Veeco Instruments,
      Inc.*                    1,125         33,398
                                        -----------
                                            509,227
                                        -----------
  ENTERTAINMENT & LEISURE -- 3.5%
    Family Golf Centers,
      Inc.*                    3,200         67,400
    Global Vacation Group,
      Inc.*                    4,250         29,219
    Loews Cineplex
      Entertainment Corp.*     8,200         86,100
    Premier Parks, Inc.*       4,275         94,852
    Silverleaf Resorts,
      Inc.*                    3,500         41,344
    Travel Services
      International, Inc.*     2,500         50,625
                                        -----------
                                            369,540
                                        -----------
  ENVIRONMENTAL SERVICES -- 1.3%
    Allied Waste
      Industries, Inc.*        2,433         52,614
    Eastern Environmental
      Services, Inc.*          1,000         27,750
    KTI, Inc.*                 3,000         63,000
                                        -----------
                                            143,364
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
EQUIPMENT SERVICES -- 3.6%
    Gemstar International
      Group Ltd.*              5,000    $   273,125
    Rental Service Corp.*      2,725         60,631
    United Rentals, Inc.*      1,775         47,703
                                        -----------
                                            381,459
                                        -----------
  FOOD -- 1.4%
    American Italian Pasta
      Co. Cl-A*                1,100         25,300
    U.S. Foodservice, Inc.*    1,450         68,875
    Whole Foods Market,
      Inc.*                    1,450         58,091
                                        -----------
                                            152,266
                                        -----------
  HEALTHCARE SERVICES -- 5.8%
    Access Health, Inc.*       2,100         75,337
    Capital Senior Living
      Corp.*                   8,025         94,294
    Cerner Corp.*              3,400         76,075
    Concentra Managed
      Care, Inc.*              6,675         68,419
    Envoy Corp.*                 800         23,600
    IDEXX Laboratories,
      Inc.*                      775         17,680
    Medical Manager Corp.*     1,575         39,178
    NCS Healthcare,
      Inc. Cl-A*                 500          8,813
    Orthodontic Centers of
      America, Inc.*           6,000        113,625
    Sunrise Assisted
      Living, Inc.*            2,350        101,197
                                        -----------
                                            618,218
                                        -----------
  INSURANCE -- 1.2%
    Annuity and Life Re
      Holdings Ltd.*           4,550        106,356
    HCC Insurance Holdings,
      Inc.                     1,300         23,319
                                        -----------
                                            129,675
                                        -----------
  MACHINERY & EQUIPMENT -- 0.6%
    Advanced Energy
      Industries, Inc.*        1,900         24,938
    National Equipment
      Services, Inc.*          4,700         36,719
                                        -----------
                                             61,657
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
    Perclose, Inc.*            1,100         26,263
    Trex Medical Corp.*        2,175         26,644
                                        -----------
                                             52,907
                                        -----------
  METALS & MINING -- 0.1%
    IMCO Recycling, Inc.         400          5,525
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  OFFICE EQUIPMENT -- 1.0%
    Global Imaging Systems,
      Inc.*                    8,875    $   112,047
                                        -----------
  OIL & GAS -- 0.2%
    Cal Dive International,
      Inc.*                      950         20,306
                                        -----------
  PERSONAL SERVICES -- 1.0%
    Sylvan Learning
      Systems, Inc.*           3,500        108,063
                                        -----------
  PHARMACEUTICALS -- 8.6%
    Andrx Corp.*               2,675        104,325
    Cardinal Health, Inc.        166         15,697
    Jones Medical
      Industries, Inc.         3,225        104,208
    Kendle International,
      Inc.*                    2,050         53,813
    King Pharmaceuticals,
      Inc.*                   14,225        221,377
    Medicis Pharmaceutical
      Corp. Cl-A*              3,600        180,450
    Watson Pharmaceuticals,
      Inc.*                    4,375        243,359
                                        -----------
                                            923,229
                                        -----------
  PRINTING & PUBLISHING -- 0.7%
    American Bank Note
      Holographics, Inc.*      7,900         74,556
                                        -----------
  REAL ESTATE -- 0.5%
    Fairfield Communities,
      Inc.*                    5,500         53,969
                                        -----------
  RESTAURANTS -- 1.2%
    CKE Restaurants, Inc.      4,900        128,931
                                        -----------
  RETAIL & MERCHANDISING -- 4.6%
    American Eagle
      Outfitters, Inc.*        2,750        111,375
    Cash America
      International, Inc.      2,250         28,125
    Elder-Beerman Stores
      Corp.*                   2,150         25,128
    Linens 'n Things, Inc.*    2,200         68,063
    Saks, Inc.*                1,675         38,106
    The Sports Authority,
      Inc.*                    8,450         64,431
    Trans World
      Entertainment Corp.*     7,650        157,781
                                        -----------
                                            493,009
                                        -----------
  SEMICONDUCTORS -- 0.8%
    Amkor Technology, Inc.*    6,150         29,981
    Vitesse Semiconductor,
      Inc.*                    1,575         50,794
                                        -----------
                                             80,775
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FOUNDERS
SMALL CAPITALIZATION FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
TELECOMMUNICATIONS -- 2.3%
    Allegiance Telecom,
      Inc.*                    6,150    $    70,341
    Digital Microwave
      Corp.*                  11,750         51,406
    e.spire Communications,
      Inc.*                    1,700         20,400
    Viatel, Inc.*              6,975         93,291
    Westell Technologies,
      Inc. Cl-A*               1,475          5,531
                                        -----------
                                            240,969
                                        -----------
TOTAL COMMON STOCK
  (Cost $7,508,945)                       7,557,540
                                        -----------
                               PAR
                              (000)
                             -------
COMMERCIAL PAPER -- 26.6%
    Albertson, Inc.
      5.63%, 11/02/98        $   432        431,932
    American Express Credit
      Corp.
      5.18%, 11/02/98            509        508,927
    Du Pont, (E.I.) de
      Nemours & Co.
      5.25%, 11/03/98            400        399,883
    Eastman Kodak Co.
      5.50%, 11/03/98            487        486,851
    Ford Motor Credit Co.
      5.23%, 11/04/98            511        510,777
    General Electric
      Capital Corp.
      5.45%, 11/05/98            500        499,697
                                        -----------
  (Cost $2,838,067)                       2,838,067
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                  505    $       505
    Temporary Investment
      Fund                       505            505
                                        -----------
  (Cost $1,010)                               1,010
                                        -----------
TOTAL INVESTMENTS -- 97.5%
  (Cost $10,348,022)                     10,396,617
OTHER ASSETS LESS
  LIABILITIES -- 2.5%                       264,483
                                        -----------
NET ASSETS -- 100.0%                    $10,661,100
                                        ===========

-------------------------------------------------------

* Non-income producing securities.

See Notes to Financial Statements.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 90.5%
  AIRLINES -- 1.7%
    Midwest Express
      Holdings, Inc.*         21,450    $   678,356
                                        -----------
  AUTOMOTIVE PARTS -- 2.0%
    Myers Industries, Inc.    17,200        412,800
    OEA, Inc.                 21,500        240,531
    TBC Corp.*                24,600        170,662
                                        -----------
                                            823,993
                                        -----------
  BUILDING MATERIALS --9.3%
    Cameron Ashley Building
      Products, Inc.*         28,600        314,600
    Giant Cement Holding,
      Inc.*                    8,600        179,525
    Gibraltar Steel Corp.*    17,200        333,250
    Holophane Corp.*          17,200        366,575
    Juno Lighting, Inc.       20,000        475,000
    Lone Star Technologies,
      Inc.*                   22,900        243,312
    Modine Manufacturing
      Co.                     17,200        563,300
    Republic Group, Inc.      25,800        382,162
    Skyline Corp.             10,000        310,625
    Synthetic Industries,
      Inc.*                   25,800        364,425
    Thomas Industries, Inc.   15,750        285,469
                                        -----------
                                          3,818,243
                                        -----------
  BUSINESS SERVICES -- 1.0%
    Grey Advertising, Inc.     1,110        394,050
                                        -----------
  CHEMICALS -- 2.6%
    Furon Co.                 32,900        522,287
    Schulman, (A.), Inc.      17,200        341,850
    TETRA Technologies,
      Inc.*                   17,900        215,919
                                        -----------
                                          1,080,056
                                        -----------
  CLOTHING & APPAREL --1.1%
    Dan River, Inc. Cl-A*     22,900        198,944
    Unitog Co.                14,300        257,400
                                        -----------
                                            456,344
                                        -----------
  COMPUTER HARDWARE -- 1.0%
    Analogic Corp.            10,700        409,275
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.7%
    Analysts International
      Corp.                   17,150        301,197
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 0.9%
    American Safety Razor
      Co.*                    21,500        240,531
    Culp, Inc.                20,000        145,000
                                        -----------
                                            385,531
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  CONTAINERS & PACKAGING -- 4.6%
    Aptargroup, Inc.          17,200    $   460,100
    First Brands Corp.        16,100        607,775
    Ivex Packaging Corp.*     25,800        456,337
    Shorewood Packaging
      Corp.*                  21,500        344,000
                                        -----------
                                          1,868,212
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.8%
    Electro Rental Corp.*     42,900        418,275
    Franklin Electric Co.,
      Inc.                     5,700        342,356
    Landauer, Inc.            10,700        282,881
    Littelfuse, Inc.*         21,500        473,000
    Methode Electronics,
      Inc. Cl-A               35,800        550,425
    Nichols Research Corp.*   17,200        350,450
    Optical Coating
      Laboratory, Inc.        20,000        332,500
    Pioneer-Standard
      Electronics, Inc.       17,100        152,831
    Scotsman Industries,
      Inc.                    14,300        292,256
                                        -----------
                                          3,194,974
                                        -----------
  ENVIRONMENTAL SERVICES -- 1.3%
    Newpark Resources,
      Inc.*                   46,500        438,844
    Waterlink, Inc.*          17,900         86,144
                                        -----------
                                            524,988
                                        -----------
  EQUIPMENT SERVICES -- 3.0%
    Cort Business Services
      Corp.*                  20,000        392,500
    Rival Co.                 11,400         79,087
    Unifirst Corp.            17,200        478,375
    VWR Scientific
      Products, Inc.*         11,500        279,594
                                        -----------
                                          1,229,556
                                        -----------
  FINANCIAL -- BANK & TRUST -- 3.2%
    Community First
      Bankshares, Inc.        20,000        397,500
    First Republic Bank*      15,700        388,575
    Silicon Valley
      Bancshares*             20,000        410,000
    Sirrom Capital Corp.      21,000        115,500
                                        -----------
                                          1,311,575
                                        -----------
  FINANCIAL SERVICES -- 3.5%
    Allied Capital Corp.      20,060        376,125
    AMRESCO, Inc.*            19,700        136,669
    First Financial Fund,
      Inc.**                  22,900        322,031
    McGrath RentCorp          17,200        359,050
    Medallion Financial
      Corp.                   14,300        253,825
                                        -----------
                                          1,447,700
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  INSURANCE -- 5.9%
    FBL Financial Group,
      Inc. Cl-A               18,600    $   473,137
    Harleysville Group,
      Inc.                     5,900        126,112
    Markel Corp.*              2,600        386,425
    Poe & Brown, Inc.         21,500        831,781
    Presidential Life Corp.   20,000        362,500
    PXRE Corp.                10,000        253,750
                                        -----------
                                          2,433,705
                                        -----------
  LUMBER & WOOD PRODUCTS -- 0.7%
    Deltic Timber Corp.       11,500        280,312
                                        -----------
  MACHINERY & EQUIPMENT -- 4.3%
    Alamo Group, Inc.          9,200        126,500
    Carbo Ceramics, Inc.      15,300        418,838
    Smith, (A.O.) Corp.       21,450        438,384
    TransTechnology Corp.     20,000        421,250
    Woodward Governor Co.     15,600        343,200
                                        -----------
                                          1,748,172
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Lunar Corp.*              19,700        206,850
    Owens & Minor, Inc.       35,800        568,325
                                        -----------
                                            775,175
                                        -----------
  METALS & MINING -- 3.0%
    Cambior, Inc.             12,900         64,500
    Dayton Mining Corp.*      20,000         10,000
    Golden Star Resources
      Ltd.*                   17,200         27,950
    Layne Christensen Co.*    17,200        169,850
    Material Sciences
      Corp.*                  21,500        216,344
    Penn Virginia Corp.       18,600        402,225
    Prime Resources Group,
      Inc.                    39,300        338,963
                                        -----------
                                          1,229,832
                                        -----------
  OFFICE EQUIPMENT -- 3.6%
    Aaron Rents, Inc. Cl-A     7,200        103,500
    Aaron Rents, Inc. Cl-B    19,700        290,575
    CompX International,
      Inc.*                   28,600        550,550
    IDEX Corp.                20,000        517,500
                                        -----------
                                          1,462,125
                                        -----------
  OIL & GAS -- 3.2%
    Chieftain
      International, Inc.*    28,600        561,275
    Cross Timbers Oil Co.     22,900        329,188
    Devon Energy Corp.         7,200        243,900
    Rutherford-Moran Oil
      Corp.*                  21,500        161,250
                                        -----------
                                          1,295,613
                                        -----------
  PAPER & FOREST PRODUCTS -- 1.4%
    CSS Industries, Inc.*      9,000        241,875
    Wausau-Mosinee Paper
      Corp.                   20,080        350,145
                                        -----------
                                            592,020
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  PERSONAL SERVICES -- 1.6%
    Matthews International
      Corp. Cl-A              24,300    $   671,288
                                        -----------
  PHARMACEUTICALS -- 1.0%
    Coulter Pharmaceutical,
      Inc.*                   14,300        403,975
                                        -----------
  REAL ESTATE -- 5.2%
    Apartment Investment &
      Management Co. Cl-A
      [REIT]                   7,900        276,006
    Glenborough Realty
      Trust, Inc. [REIT]      14,300        306,556
    Innkeepers USA Trust
      [REIT]                  21,500        247,250
    Meridian Industrial
      Trust, Inc. [REIT]      21,500        473,000
    National Health
      Investors, Inc.
      [REIT]                   7,200        202,950
    Post Properties, Inc.
      [REIT]                   3,400        131,538
    Sun Communities, Inc.
      [REIT]                  14,300        478,156
                                        -----------
                                          2,115,456
                                        -----------
  RESTAURANTS -- 2.8%
    Consolidated Products,
      Inc.*                   25,750        476,375
    Ruby Tuesday, Inc.        40,100        676,688
                                        -----------
                                          1,153,063
                                        -----------
  RETAIL & MERCHANDISING -- 5.3%
    Bon-Ton Stores, Inc.*     28,600        187,688
    Casey's General Stores,
      Inc.                    28,600        400,400
    CompuCom Systems, Inc.*   64,400        313,950
    Fred's, Inc.              25,700        335,706
    Hancock Fabrics, Inc.     28,600        248,463
    Jo-Ann Stores, Inc.
      C1-B*                   18,600        288,300
    Saks, Inc.*                1,461         33,238
    Stein Mart, Inc.*         46,500        366,188
                                        -----------
                                          2,173,933
                                        -----------
  TELECOMMUNICATIONS --2.3%
    Aliant Communications,
      Inc.                    25,800        728,044
    Mosaix, Inc.*             35,800        221,513
                                        -----------
                                            949,557
                                        -----------
  TRANSPORTATION -- 1.2%
    Landstar Systems, Inc.*   14,300        507,650
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  UTILITIES -- 3.4%
    Black Hills Corp.         14,300    $   369,119
    Cleco Corp.               14,300        483,519
    United Water Resources,
      Inc.                    28,600        554,125
                                        -----------
                                          1,406,763
                                        -----------
TOTAL COMMON STOCK
  (Cost $42,632,679)                     37,122,689
                                        -----------
PREFERRED STOCK -- 0.4%
  OIL & GAS
    Cross Timbers Oil Co.
      $1.5625 Cl-A [CVT]
  (Cost $185,482)              4,800        163,800
                                        -----------
                               PAR
                              (000)
                             -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
    Federal Home Loan Bank
      5.44%, 11/06/98
  (Cost $194,853)            $   195        194,850
                                        -----------
U.S. TREASURY OBLIGATIONS -- 2.7%
    U.S. Treasury Bills
      4.83%, 11/19/98             52         51,874
      4.80%, 12/17/98             90         89,439
      4.60%, 03/18/99          1,000        982,239
                                        -----------
  (Cost $1,123,816)                       1,123,552
                                        -----------
COMMERCIAL PAPER -- 6.3%
    Aluminum Co. of America
      5.60%, 11/02/98            639        638,900
    Du Pont, (E.I.) de
      Nemours & Co.
      5.05%, 11/18/98            490        488,831
    Gannett Co., Inc.+
      5.25%, 11/13/98            290        289,493
    Koch Industries, Inc.+
      5.00%, 11/02/98          1,152      1,151,840
                                        -----------
  (Cost $2,569,064)                       2,569,064
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund
  (Cost $2,309)                2,309    $     2,309
                                        -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $46,708,203)                     41,176,264
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.4%)                   (171,410)
                                        -----------
NET ASSETS -- 100.0%                    $41,004,854
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
** Closed-end fund.
+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the year, these securities amounted to

  3.5% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 54.1%
  ADVERTISING -- 0.7%
    Outdoor Systems, Inc.*     6,800    $   150,025
                                        -----------
  BEVERAGES -- 0.8%
    Coca-Cola Co.              2,600        175,825
                                        -----------
  COMPUTER HARDWARE --2.4%
    Dell Computer Corp.*       3,200        210,000
    International Business
      Machines Corp.           2,200        326,562
                                        -----------
                                            536,562
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 5.8%
    America Online, Inc.*      3,400        432,012
    Cisco Systems, Inc.*       3,600        226,800
    Compuware Corp.*           1,200         65,025
    Microsoft Corp.*           5,100        539,962
                                        -----------
                                          1,263,799
                                        -----------
  CONGLOMERATES -- 2.2%
    Philip Morris Companies,
      Inc.                     5,900        301,637
    Tyco International Ltd.    2,900        179,619
                                        -----------
                                            481,256
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.7%
    Gillette Co.               2,500        112,344
    Procter & Gamble Co.       3,000        266,625
                                        -----------
                                            378,969
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
    General Electric Co.       6,800        595,000
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.7%
    Time Warner, Inc.          4,000        371,250
    Viacom, Inc. Cl-B*         3,800        227,525
                                        -----------
                                            598,775
                                        -----------
  ENVIRONMENTAL SERVICES -- 1.8%
    Republic Services, Inc.
      Cl-A*                    5,700        124,687
    Waste Management, Inc.     5,785        261,048
                                        -----------
                                            385,735
                                        -----------
  FINANCIAL -- BANK & TRUST -- 0.3%
    Norwest Corp.*             1,900         70,656
                                        -----------
  FINANCIAL SERVICES -- 5.8%
    American Express Co.       1,000         88,375
    CIT Group, Inc. Cl-A       2,900         79,206
    Fannie Mae                 7,000        495,687
    SunAmerica, Inc.           8,550        602,775
                                        -----------
                                          1,266,043
                                        -----------
  INSURANCE -- 2.4%
    Allstate Corp.             2,800        120,575
    American International
      Group, Inc.              4,850        413,462
                                        -----------
                                            534,037
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  MEDICAL SUPPLIES & EQUIPMENT -- 4.6%
    Guidant Corp.              1,100    $    84,150
    Johnson & Johnson          6,300        513,450
    Medtronic, Inc.            6,500        422,500
                                        -----------
                                          1,020,100
                                        -----------
  OIL & GAS -- 0.8%
    Chevron Corp.              1,100         89,650
    Texaco, Inc.               1,500         88,969
                                        -----------
                                            178,619
                                        -----------
  PHARMACEUTICALS -- 10.8%
    Bristol-Meyers Squibb
      Co.                      4,600        508,588
    Cardinal Health, Inc.      4,300        406,619
    Merck & Co., Inc.          2,700        365,175
    Pfizer, Inc.               4,600        493,638
    Schering-Plough Corp.      2,800        288,050
    Warner-Lambert Co.         3,900        305,663
                                        -----------
                                          2,367,733
                                        -----------
  PRINTING & PUBLISHING -- 0.9%
    McGraw-Hill Co., Inc.      2,200        197,863
                                        -----------
  RETAIL & MERCHANDISING -- 2.1%
    Costco Companies, Inc.*    2,500        141,875
    Home Depot, Inc.           1,800         78,300
    Wal-Mart Stores, Inc.      3,600        248,400
                                        -----------
                                            468,575
                                        -----------
  TELECOMMUNICATIONS -- 5.6%
    MCI WorldCom, Inc.*        8,800        486,200
    SBC Communications, Inc.   3,500        162,094
    Tele-Communications,
      Inc. Cl-A*              13,813        581,873
                                        -----------
                                          1,230,167
                                        -----------
TOTAL COMMON STOCK
  (Cost $10,732,623)                     11,899,739
                                        -----------

                               PAR
                              (000)
                              -----
CORPORATE OBLIGATIONS -- 0.9%
  FINANCIAL -- BANK & TRUST
    BankAmerica Corp. Sr.
      Notes
      6.125%, 07/15/04
  (Cost $199,777)               $200        202,750
                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
    Case Equipment Loan
      Trust Series 1998-B
      Cl-A4
      5.92%, 10/15/05            200        203,819
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12            100        102,589
                                        -----------
  (Cost $300,004)                           306,408
                                        -----------

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.9%
    Federal Home Loan Bank
      5.40%, 11/02/98         $2,300    $ 2,299,655
      5.705%, 03/19/03           500        516,950
                                        -----------
                                          2,816,605
                                        -----------
    Government National
      Mortgage Assoc.
      6.50%, 05/15/28 [TBA]      251        253,841
      6.00%, 08/15/28            198        196,330
                                        -----------
                                            450,171
                                        -----------
  (Cost $3,246,609)                       3,266,776
                                        -----------
U.S. TREASURY OBLIGATIONS -- 26.4%
    U.S. Treasury Bonds
      6.125%, 11/15/27            50         56,400
                                        -----------
    U.S. Treasury Notes
      6.625%, 07/31/01           500        529,619
      6.00%, 07/31/02            100        105,531
      5.875%, 09/30/02           200        210,627
      5.75%, 11/30/02            500        525,112
      5.75%, 08/15/03          2,750      2,915,729
      6.625%, 05/15/07         1,300      1,476,216
                                        -----------
                                          5,762,834
                                        -----------
  (Cost $5,581,994)                       5,819,234
                                        -----------
---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                  955    $       955
    Temporary Investment
      Fund                       954            954
                                        -----------
  (Cost $1,909)                               1,909
                                        -----------
TOTAL INVESTMENTS -- 97.7%
  (Cost $20,062,916)                     21,496,816
OTHER ASSETS LESS
  LIABILITIES -- 2.3%                       500,125
                                        -----------
NET ASSETS -- 100.0%                    $21,996,941
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 89.5%
  ADVERTISING -- 1.0%
    Larmar Advertising Co.
      Sr. Sub. Notes
      8.625%, 09/15/07        $  100    $   102,750
    Outdoor Systems, Inc.
      Sr. Sub. Notes
      8.875%, 06/15/07           350        366,625
                                        -----------
                                            469,375
                                        -----------
  AIRLINES -- 0.2%
    Aviation Sales Co.
      Co. Guarantee Sr. Sub.
      Notes
      8.125%, 02/15/08           100         91,500
                                        -----------
  AUTOMOTIVE PARTS -- 2.5%
    Accuride Corp. Sr. Sub.
      Notes Cl-B
      9.25%, 02/01/08            300        274,500
    HDA Parts System, Inc.
      Sr. Sub. Notes 144A
      12.00%, 08/01/05           150        120,000
    Lear Corp. Sub. Notes
      9.50%, 07/15/06             50         51,875
    Lear Seating Corp. Sub.
      Notes
      8.25%, 02/01/02            400        402,000
    Oxford Automotive, Inc.
      Co. Guarantee Sr. Sub.
      Notes
      10.125%, 06/15/07          300        273,000
                                        -----------
                                          1,121,375
                                        -----------
  BROADCASTING -- 7.1%
    Acme Television Co.
      Co. Guarantee Notes
      Cl-B [STEP]
      7.066%, 09/30/04           150        114,750
    Big City Radio, Inc. Co.
      Guarantee Sr. Disc.
      Notes [STEP]
      12.507%, 03/15/05          300        181,500
    Capstar Broadcasting
      Corp. Sr. Sub. Notes
      9.25%, 07/01/07            100         99,500
    Chancellor Media Corp.
      Co. Guarantee Sr. Sub.
      Notes Cl-B
      10.50%, 01/15/07            50         53,000
    Chancellor Media Corp.
      LA Co. Guarantee Sr.
      Sub. Notes Cl-B
      8.75%, 06/15/07             50         48,750
    Chancellor Media Corp.
      LA Sr. Sub. Notes Cl-B
      8.125%, 12/15/07           525        501,375
    Chancellor Media Corp.
      Sr. Sub. Notes 144A
      9.00%, 10/01/08            325        325,000

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Cumulus Media, Inc. Co.
      Guarantee Sub. Notes
      10.375%, 07/01/08       $  175    $   179,375
    Diva Systems Corp. Units
      [STEP] 144A
      11.851%, 03/01/08          100         32,500
    Echostar Satellite
      Broadcasting Co. Sr.
      Disc. Notes [STEP]
      12.195%, 03/15/04          400        350,000
    Fox/Liberty Networks LLC
      Sr. Disc. Notes [STEP]
      9.709%, 08/15/07           525        341,250
    Fox/Liberty Networks LLC
      Sr. Notes
      8.875%, 08/15/07           250        243,125
    Outdoor Systems, Inc.
      Co. Guarantee Notes
      9.375%, 10/15/06            75         79,875
    SFX Broadcasting, Inc.
      Sr. Sub. Notes Cl-B
      10.75%, 05/15/06           200        220,000
    Sinclair Broadcasting
      Group, Inc. Co.
      Guarantee Notes
      10.00%, 09/30/05           175        177,625
    Sinclair Broadcasting
      Group, Inc. Co.
      Guarantee Sr. Sub.
      Notes
      9.00%, 07/15/07             75         72,750
    Sinclair Broadcasting
      Group, Inc. Sr. Sub.
      Notes
      8.75%, 12/15/07            225        216,000
                                        -----------
                                          3,236,375
                                        -----------
  BUILDING MATERIALS -- 0.2%
    American Builders &
      Contractors Supply
      Co., Inc. Notes Cl-B
      10.625%, 05/15/07           50         45,750
    Falcon Building
      Products, Inc. Co.
      Guarantee Notes Cl-B
      [STEP]
      10.09%, 06/15/07            75         37,875
                                        -----------
                                             83,625
                                        -----------
  BUSINESS SERVICES -- 1.2%
    Dialog Corp. PLC Sr.
      Sub. Notes Cl-A
      11.00%, 11/15/07           225        231,750
    U.S. Office Products Co.
      Sr. Sub. Notes 144A
      9.75%, 06/15/08            375        296,250
                                        -----------
                                            528,000
                                        -----------

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CABLE TELEVISION -- 9.5%
    Charter Communications
      Southeast Holdings
      Capital Corp. Disc.
      Notes Cl-B [STEP]
      11.224%, 03/15/07       $  125    $   106,875
    Comcast Corp. Sr. Sub.
      Debs.
      9.375%, 05/15/05           100        106,500
    CSC Holdings, Inc. Sr.
      Notes
      7.875%, 12/15/07            50         50,250
    CSC Holdings, Inc. Sr.
      Sub. Debs.
      9.875%, 02/15/13            50         53,750
    CSC Holdings, Inc. Sr.
      Sub. Notes
      9.25%, 11/01/05            350        371,000
    Diamond Holdings PLC Co.
      Guarantee Notes
      9.125%, 02/01/08           200        183,000
    Echostar DBS Corp. Co.
      Guarantee Sr. Notes
      12.50%, 07/01/02           225        230,625
    Lenfest Communications,
      Inc. Sr. Notes
      8.375%, 11/01/05           150        158,625
    NTL, Inc. Sr. Notes 144A
      11.50%, 10/01/08           325        336,375
    NTL, Inc. Sr. Notes Cl-B
      [STEP]
      9.743%, 02/01/06           125         93,125
    NTL, Inc. Sr. Notes
      [STEP] 144A
      10.64%, 04/01/08         1,375        756,250
      12.375%, 10/01/08          400        224,040
    Pegasus Communications
      Corp. Sr. Notes Cl-B
      9.625%, 10/15/05           425        397,375
    Rogers Cablesystems of
      America, Inc. Sr.
      Notes Cl-B
      10.00%, 03/15/05           250        272,500
    Telewest Communications
      PLC Debs. [STEP]
      10.802%, 10/01/07          800        635,000
    Telewest Communications
      PLC Sr. Notes 144A
      11.25%, 11/01/08           200        210,000
    United International
      Holdings, Inc. Sr.
      Disc. Notes Cl-B
      [STEP]
      10.803%, 02/15/08          375        170,625
                                        -----------
                                          4,355,915
                                        -----------
  CAPITAL GOODS -- 0.2%
    Buckeye Cellulos Corp.
      Sr. Sub. Notes
      9.25%, 09/15/08            100        100,750
                                        -----------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  CHEMICALS -- 2.0%
    ISP Holdings, Inc. Sr.
      Notes Cl-B
      9.00%, 10/15/03         $  300    $   310,500
    Polymer Group, Inc. Co.
      Guarantee Notes Cl-B
      9.00%, 07/01/07            200        187,000
    Polymer Group, Inc. Co.
      Guarantee Sub. Notes
      Cl-B
      8.75%, 03/01/08            450        418,500
                                        -----------
                                            916,000
                                        -----------
  CLOTHING & APPAREL -- 1.9%
    Boyds Collection Ltd.
      Sr. Sub. Notes 144A
      9.00%, 05/15/08            150        142,500
    GFSI, Inc. Sr. Sub.
      Notes Cl-B
      9.625%, 03/01/07           250        226,250
    Pillowtex Corp. Co.
      Guarantee Notes Cl-B
      9.00%, 12/15/07            325        326,625
    Pillowtex Corp. Sr. Sub.
      Notes
      10.00%, 11/15/06           150        156,750
                                        -----------
                                            852,125
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.3%
    Alvey Systems, Inc. Sr.
      Sub. Notes
      11.375%, 01/31/03           50         50,250
    American Business
      Information, Inc. Sr.
      Sub. Notes 144A
      9.50%, 06/15/08            100         81,500
                                        -----------
                                            131,750
                                        -----------
  CONGLOMERATES -- 1.6%
    Eagle-Picher Industries,
      Inc. Co. Guarantee
      Sub. Notes
      9.375%, 03/01/08           350        309,750
    Hermes Europe Railtel BV
      Sr. Notes
      11.50%, 08/15/07           400        410,000
                                        -----------
                                            719,750
                                        -----------
  CONSTRUCTION -- 0.3%
    American Architectural
      Co. Co. Guarantee Sub.
      Notes
      11.75%, 12/01/07            50         42,750
    Building Materials Corp.
      Sr. Notes Cl-B
      8.00%, 10/15/07            100         95,500
                                        -----------
                                            138,250
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CONSUMER PRODUCTS & SERVICES -- 6.4%
    Albecca, Inc. Sr. Sub.
      Notes 144A
      10.75%, 08/15/08        $  350    $   327,250
    Amscan Holdings, Inc.
      Sr. Sub. Notes
      9.875%, 12/15/07           175        144,375
    Chattem, Inc. Co.
      Guarantee Sub. Notes
      Cl-B
      8.875%, 04/01/08           400        388,000
    Collins & Aikman Floor
      Coverings Corp. Sr.
      Sub. Notes
      10.00%, 01/15/07           150        152,250
    Collins & Aikman
      Products Corp. Co.
      Guarantee Sr. Sub.
      Notes
      11.50%, 04/15/06           500        501,250
    Diamond Brands
      Operating, Inc. Sr.
      Disc. Debs. [STEP]
      12.83%, 04/15/09            50         21,250
    Diamond Brands
      Operating, Inc. Sr.
      Sub. Notes
      10.125%, 04/15/08          100         92,500
    Glenoit Corp. Co.
      Guarantee Sub. Notes
      11.00%, 04/15/07           175        164,500
    NBTY, Inc. Sr. Sub.
      Notes Cl-B
      8.625%, 09/15/07            50         48,250
    Playtex Family Products
      Corp. Sr. Sub. Notes
      9.00%, 12/15/03            450        459,000
    Playtex Products, Inc.
      Co. Guarantee Sub.
      Notes Cl-B
      8.875%, 07/15/04            50         51,250
    Revlon Consumer Products
      Corp. Sr. Sub. Notes
      8.625%, 02/01/08           550        506,000
    Simmons Co. Sr. Sub.
      Notes
      10.75%, 04/15/06            50         52,250
                                        -----------
                                          2,908,125
                                        -----------
  CONTAINERS & PACKAGING -- 1.0%
    Ball Corp. Sr. Sub.
      Notes 144A
      8.25%, 08/01/08            300        312,750
    Tekni-Plex, Inc. Co.
      Guarantee Sub. Notes
      Cl-B
      9.25%, 03/01/08            150        147,750
                                        -----------
                                            460,500
                                        -----------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Amphenol Corp. Sr. Sub.
      Notes
      9.875%, 05/15/07        $  325    $   323,375
    Viasystems, Inc. Sr.
      Sub. Notes Cl-B
      9.75%, 06/01/07            100         89,000
    WESCO Distribution, Inc.
      Co. Guarantee Notes
      Cl-B
      9.125%, 06/01/08           300        291,000
    WESCO International,
      Inc. Sr. Disc. Notes
      Cl-B [STEP]
      11.131%, 06/01/08          250        133,750
                                        -----------
                                            837,125
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.9%
    AMF Group, Inc. Sr.
      Disc. Notes [STEP]
      10.337%, 03/15/06          137         66,445
    Loews Cineplex
      Entertainment Corp.
      Sr. Sub. Notes 144A
      8.875%, 08/01/08           150        146,250
    Premier Parks, Inc. Sr.
      Disc. Notes [STEP]
      9.163%, 04/01/08         1,125        686,250
    Premier Parks, Inc. Sr.
      Notes
      9.25%, 04/01/06             75         75,375
    Premier Parks, Inc. Sr.
      Notes Cl-A
      12.00%, 08/15/03            50         53,750
    Regal Cinemas, Inc. Sr.
      Sub. Notes 144A
      9.50%, 06/01/08            250        248,750
    Six Flags Theme Parks
      Corp. Sr. Sub. Notes
      Cl-A
      12.25%, 06/15/05            50         54,375
                                        -----------
                                          1,331,195
                                        -----------
  ENVIRONMENTAL SERVICES -- 1.4%
    Allied Waste Industries,
      Inc. Sr. Disc. Notes
      [STEP]
      9.693%, 06/01/07           575        434,125
    Allied Waste North
      America, Inc. Co.
      Guarantee Notes
      10.25%, 12/01/06           200        219,500
                                        -----------
                                            653,625
                                        -----------
  EQUIPMENT SERVICES -- 0.1%
    Coinmach Corp. Sr. Notes
      Cl-D
      11.75%, 11/15/05            50         51,875
                                        -----------

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
  FARMING & AGRICULTURE -- 0.1%
    Dimon, Inc. Sr. Notes
      8.875%, 06/01/06        $   50    $    47,250
                                        -----------
  FINANCIAL -- BANK & TRUST -- 1.1%
    GS Escrow Corp. Sr.
      Notes 144A
      7.125%, 08/01/05           500        501,605
                                        -----------
  FINANCIAL SERVICES -- 0.3%
    ContiFinancial Corp. Sr.
      Notes
      8.125%, 04/01/08           150         92,250
    PX Escrow Corp. Sr.
      Disc. Notes [STEP]
      144A
      9.449%, 02/01/06           100         54,500
                                        -----------
                                            146,750
                                        -----------
  FOOD -- 3.7%
    Ameriserv Food
      Distributor, Inc. Co.
      Guarantee Sub. Notes
      8.875%, 10/15/06            50         44,250
      10.125%, 07/15/07          325        271,375
    Aurora Foods, Inc. Sr.
      Sub. Notes Cl-B
      9.875%, 02/15/07            50         53,625
      8.75%, 07/01/08            125        130,000
    Di Giorgio Corp. Sr.
      Notes Cl-B
      10.00%, 06/15/07           150        137,250
    Eagle Family Foods, Inc.
      Co. Guarantee Notes
      Cl-B
      8.75%, 01/15/08            250        222,500
    International Home
      Foods, Inc. Sr. Sub.
      Notes
      10.375%, 11/01/06          450        477,000
    Jitney-Jungle Stores,
      Inc. Sr. Sub. Notes
      10.375%, 09/15/07          150        143,250
    Nebco Evans Holding Co.
      Sr. Disc. Notes [STEP]
      10.875%, 07/15/07          125         59,375
    Stater Brothers
      Holdings, Inc. Sr.
      Sub. Notes
      9.00%, 07/01/04            150        134,250
                                        -----------
                                          1,672,875
                                        -----------
  FURNITURE -- 0.3%
    Sealy Mattress Co. Co.
      Guarantee Sub. Notes
      Cl-B [STEP]
      9.979%, 12/15/07           150         84,750
    Sealy Mattress Co. Sr.
      Sub. Notes Cl-B
      9.875%, 12/15/07            50         45,250
                                        -----------
                                            130,000
                                        -----------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
  HEALTHCARE SERVICES -- 3.6%
    Alliance Imaging, Inc.
      Sr. Sub. Notes
      9.625%, 12/15/05        $  125    $   115,000
    Everest Healthcare
      Services, Inc. Co.
      Guarantee Sub. Notes
      9.75%, 05/01/08            225        208,688
    Fisher Scientific
      International, Inc.
      Sr. Sub. Notes
      9.00%, 02/01/08            375        361,875
    Hudson Respiratory Care,
      Inc. Sr. Sub. Notes
      9.125%, 04/15/08           150        100,500
    Tenet Healthcare Corp.
      Sr. Notes 144A
      7.625%, 06/01/08           100         97,902
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      8.00%, 01/15/05            150        152,616
      8.625%, 01/15/07           100        104,000
    Tenet Healthcare Corp.
      Sr. Sub. Notes 144A
      8.125%, 12/01/08           500        512,500
                                        -----------
                                          1,653,081
                                        -----------
  INDUSTRIAL PRODUCTS -- 1.6%
    Continental Global
      Group, Inc. Sr. Notes
      Cl-B
      11.00%, 04/01/07           100         80,500
    Grove Worldwide, Inc.
      LLC Sr. Sub. Notes
      144A
      9.25%, 05/01/08            175        153,125
    International Utility
      Structures, Inc. Sr.
      Sub. Notes
      10.75%, 02/01/08            50         42,750
    ISG Resources, Inc. Sr.
      Sub. Notes
      10.00%, 04/15/08           300        301,500
    MMI Products, Inc. Sr.
      Sub. Notes Cl-B
      11.25%, 04/15/07           150        156,750
                                        -----------
                                            734,625
                                        -----------
  MACHINERY & EQUIPMENT -- 0.7%
    Anchor Lamina, Inc. Sr.
      Sub. Notes
      9.875%, 02/01/08            75         59,625
    Clark Materials Handling
      Corp. Co. Guarantee
      Sr. Sub. Notes
      10.75%, 11/15/06           150        152,625

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Columbus McKinnon Corp.
      Co. Guarantee Sub.
      Notes
      8.50%, 04/01/08         $   50    $    46,750
    National Equipment
      Services, Inc. Sr.
      Sub. Notes
      10.00%, 11/30/04            50         46,250
                                        -----------
                                            305,250
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    CONMED Corp. Co.
      Guarantee Sr. Sub.
      Notes
      9.00%, 03/15/08            325        307,125
    Dade International, Inc.
      Sr. Sub. Notes Cl-B
      11.125%, 05/01/06          325        349,375
                                        -----------
                                            656,500
                                        -----------
  METALS & MINING -- 1.9%
    AEI Holding Co. Sr.
      Notes 144A
      10.00%, 11/15/07           250        226,250
    AK Steel Corp. Sr. Notes
      9.125%, 12/15/06           200        209,000
    Euramax International
      PLC Sr. Sub. Notes
      11.25%, 10/01/06           100         93,500
    Metals USA, Inc. Co.
      Guarantee Sr. Sub.
      Notes
      8.625%, 02/15/08           275        221,375
    Neenah Corp. Sr. Sub.
      Notes Cl-B
      11.125%, 05/01/07           50         51,250
    Ryerson Tull, Inc. Notes
      8.50%, 07/15/01             50         53,714
                                        -----------
                                            855,089
                                        -----------
  OFFICE EQUIPMENT -- 0.1%
    United Stationers
      Supply, Inc. Sr. Sub.
      Notes
      8.375%, 04/15/08            50         50,000
                                        -----------
  OIL & GAS -- 4.0%
    Chiles Offshore LLC
      Corp. Co. Guarantee
      Sub. Notes
      10.00%, 05/01/08           175        142,625
    Continental Resources,
      Inc. Sr. Sub. Notes
      144A
      10.25%, 08/01/08           300        241,500
    Dailey International,
      Inc. Co. Guarantee Sr.
      Sub. Notes Cl-B
      9.50%, 02/15/08            300        127,500
    Forcenergy, Inc. Sr.
      Sub. Notes
      8.50%, 02/15/07            300        220,500

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Houston Exploration Co.
      Sr. Sub. Notes Cl-B
      8.625%, 01/01/08        $  200    $   193,000
    KCS Energy, Inc. Co.
      Guarantee Sr. Sub.
      Notes
      8.875%, 01/15/08           250        166,250
    Nuevo Energy Co.
      Co. Guarantee Sr. Sub.
      Notes Cl-B
      8.875%, 06/01/08           200        199,000
    Pride Petroleum
      Services, Inc. Sr.
      Notes
      9.375%, 05/01/07           350        329,000
    Universal Compression,
      Inc. Sr. Disc. Notes
      [STEP]
      9.665%, 02/15/08           325        186,875
                                        -----------
                                          1,806,250
                                        -----------
  PRINTING & PUBLISHING -- 1.0%
    Garden State Newspapers,
      Inc. Sr. Sub. Notes
      Cl-B
      8.75%, 10/01/09            150        144,750
    Hollinger International
      Publishing Co.
      Co. Guarantee Sr. Sub.
      Notes
      9.25%, 02/01/06            125        131,250
      9.25%, 03/15/07             50         52,250
    Ziff-Davis, Inc. Sr.
      Sub. Notes
      8.50%, 05/01/08            150        128,250
                                        -----------
                                            456,500
                                        -----------
  REAL ESTATE -- 1.1%
    HMH Properties Co.
      Guarantee Sr. Notes
      Cl-B
      7.875%, 08/01/08           500        485,000
                                        -----------
  RETAIL & MERCHANDISING -- 1.1%
    Community Distributors,
      Inc. Co. Guarantee
      Notes Cl-B
      10.25%, 10/15/04            50         47,250
    Meyer, (Fred), Inc. Co.
      Guarantee Sub. Notes
      7.45%, 03/01/08            450        473,238
                                        -----------
                                            520,488
                                        -----------
  TELECOMMUNICATIONS -- 21.4%
    American Cellular Corp.
      Sr. Notes 144A
      10.50%, 05/15/08           250        238,750
    Arch Communications,
      Inc. Sr. Notes 144A
      12.75%, 07/01/07           150        129,750

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Call-Net Enterprises,
      Inc. Sr. Disc. Notes
      [STEP]
      8.949%, 08/15/07        $  425    $   272,000
      9.441%, 08/15/08           425        242,250
    e.spire Communications,
      Inc. Sr. Disc. Notes
      [STEP]
      10.741%, 11/01/05          200        149,000
    ICG Holdings, Inc. Co.
      Guarantee Sr. Disc.
      Notes [STEP]
      11.284%, 05/01/06          175        122,937
      9.644%, 03/15/07           200        121,000
    Intermedia
      Communications, Inc.
      Sr. Disc. Notes [STEP]
      9.733%, 05/15/06           100         76,500
    Intermedia
      Communications, Inc.
      Sr. Disc. Notes Cl-B
      [STEP]
      9.625%, 07/15/07           250        167,500
    Intermedia
      Communications, Inc.
      Sr. Notes Cl-B
      8.875%, 11/01/07            50         48,000
      8.60%, 06/01/08            275        260,562
    IXC Communications, Inc.
      Sr. Sub. Notes
      9.00%, 04/15/08            425        420,750
    Level 3 Communications,
      Inc. Sr. Notes
      9.125%, 05/01/08           900        852,750
    McLeodUSA, Inc. Sr.
      Disc. Notes [STEP]
      10.092%, 03/01/07          525        380,625
    McLeodUSA, Inc. Sr.
      Notes
      8.375%, 03/15/08           150        145,500
    MetroNet Communications
      Corp. Sr. Disc. Notes
      [STEP]
      11.588%, 11/01/07          150         90,000
      10.844%, 06/15/08          800        436,000
    Millicom International
      Cellular SA Sr. Disc.
      Notes [STEP]
      10.762%, 06/01/06          200        119,000
    Nextel Communications,
      Inc. Sr. Disc. Notes
      [STEP]
      10.361%, 09/15/07          500        297,500
      11.01%, 02/15/08           900        495,000
    Nextel International,
      Inc. Sr. Disc. Notes
      [STEP]
      12.125%, 04/15/08           50         18,625
    NEXTLINK Communications,
      Inc.
      Sr. Notes
      9.00%, 03/15/08            150        137,250

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Orange PLC Sr. Notes
      8.00%, 08/01/08         $  300    $   292,500
    Paging Network, Inc. Sr.
      Sub. Notes
      10.125%, 08/01/07           50         49,500
      10.00%, 10/15/08           325        318,500
    Pathnet, Inc. Sr. Notes
      12.25%, 04/15/08           100         72,000
    PSINet, Inc. Sr. Notes
      144A
      11.50%, 11/01/08           125        129,375
    PSINet, Inc. Sr. Notes
      Cl-B
      10.00%, 02/15/05           325        319,312
    Qwest Communications
      International, Inc.
      Sr. Disc. Notes [STEP]
      8.243%, 10/15/07           700        542,500
    Qwest Communications
      International, Inc.
      Sr. Notes Cl-B
      10.875%, 04/01/07           50         58,125
    Qwest Communications
      International, Inc.
      144A
      7.50%, 11/01/08            400        407,500
    Rogers Cantel, Inc. Sr.
      Sub. Notes
      8.80%, 10/01/07            225        210,937
    Sitel Corp. Co.
      Guarantee Sub. Notes
      9.25%, 03/15/06            225        195,188
    Telecommunications
      Techniques Co. Sr.
      Sub. Notes 144A
      9.75%, 05/15/08            400        334,000
    Telesystem International
      Wireless, Inc. Sr.
      Disc. Notes Cl-B
      [STEP]
      11.342%, 06/30/07          225         75,375
    Telesystem International
      Wireless, Inc. Sr.
      Disc. Notes Cl-C
      [STEP]
      10.352%, 11/01/07           75         21,375
    Teligent, Inc. Sr. Notes
      11.50%, 12/01/07           375        305,625
    Triton Communications
      LLC Sr. Disc. Notes
      [STEP]
      13.901%, 05/01/08          525        203,438
    US Xchange LLC Sr. Notes
      144A
      15.00%, 07/01/08           100        100,250
    Viacom, Inc. Sub. Debs.
      8.00%, 07/07/06            775        804,063
    Viatel, Inc. Sr. Disc.
      Notes [STEP]
      11.473%, 04/15/08           50         23,750

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Viatel, Inc. Sr. Notes
      11.25%, 04/15/08        $   75    $    67,125
                                        -----------
                                          9,751,687
                                        -----------
  TRANSPORTATION -- 2.7%
    Allied Holdings, Inc.
      Notes Cl-B
      8.625%, 10/01/07           150        146,250
    Ameritruck Distribution
      Corp. Sr. Sub. Notes
      144A+
      12.25%, 11/15/05            50          3,250
    Gearbulk Holding Ltd.
      Sr. Notes
      11.25%, 12/01/04           300        311,250
    Holt Group Sr. Notes
      144A
      9.75%, 01/15/06            100         66,500
    Oshkosh Truck Corp. Co.
      Guarantee Notes
      8.75%, 03/01/08            100         93,500
    Stena AB Sr. Notes
      10.50%, 12/15/05           350        358,750
      8.75%, 06/15/07            200        185,000
    Stena Line AB Sr. Notes
      10.625%, 06/01/08          100         87,500
                                        -----------
                                          1,252,000
                                        -----------
  UTILITIES -- 1.8%
    El Paso Electric Co.
      First Mtge. Cl-E
      9.40%, 05/01/11            300        342,099
    Niagara Mohawk Power
      Corp. Sr. Disc. Notes
      Cl-H [STEP]
      7.788%, 07/01/10           650        473,239
                                        -----------
                                            815,338
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $43,736,499)                     40,827,523
                                        -----------
                              SHARES
                              ------
COMMON STOCK -- 0.0%
  TELECOMMUNICATIONS
    Pathnet, Inc. Warrants*
  (Cost $0)                      100          2,500
                                        -----------
PREFERRED STOCK -- 3.0%
  BROADCASTING -- 1.2%
    Benedek Communications
      Corp.
      11.50% [PIK]               100         84,500
    Cumulus Media, Inc. Cl-A
      13.75%                     103        105,575
    SFX Broadcasting, Inc.
      Cl-E
      12.625% [PIK]              500         58,750
    Sinclair Capital Cl-A
      $11.625                  3,100        311,550
                                        -----------
                                            560,375
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  FOOD -- 0.1%
    Nebco Evans Holding Co.
      11.25% [PIK]               579    $    29,240
                                        -----------
  HEALTHCARE SERVICES -- 0.1%
    River Holding Corp. Cl-B
      11.50% [PIK]               530         23,585
                                        -----------
  PRINTING & PUBLISHING -- 0.9%
    Primedia, Inc. Cl-F
      $9.20                    2,250        223,875
    Primedia, Inc. Cl-H
      8.625%                   2,250        205,875
                                        -----------
                                            429,750
                                        -----------
  TELECOMMUNICATIONS -- 0.1%
    Nextel Communications,
      Inc. Cl-E
      11.125% [PIK]               25         20,625
    Viatel, Inc. Cl-A
      10.00% [PIK]                62          3,336
                                        -----------
                                             23,961
                                        -----------
  UTILITIES -- 0.6%
    Texas Utilities Co.
      9.25%                    5,000        267,345
                                        -----------
TOTAL PREFERRED STOCK
  (Cost $1,408,250)                       1,334,256
                                        -----------
                               PAR
                              (000)
                              ------
REPURCHASE AGREEMENTS -- 10.3%
  Greenwich Capital Markets,
    Inc., 5.35%, dated
    10/30/98, maturing
    11/02/98, repurchase
    price $4,701,095
    (Collateralized by U.S.
    Treasury Notes, par
    value $4,540,000, market
    value $4,793,956, due
    10/31/00)
  (Cost $4,699,000)           $4,699      4,699,000
                                        -----------
TOTAL INVESTMENTS -- 102.8%
  (Cost $49,843,749)                     46,863,279
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.8%)                       (1,254,877)
                                        -----------
NET ASSETS -- 100.0%                    $45,608,402
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
+ Illiquid security. At the end of the year this security amounted to 0.01% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 14.8% of net assets.
See Notes to Financial Statements.

ASAF ROBERTSON STEPHENS
VALUE + GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 98.1%
  BUSINESS SERVICES -- 1.5%
    Robert Half
      International, Inc.*     7,491    $   300,548
                                        -----------
  CLOTHING & APPAREL -- 2.0%
    Nike, Inc. Cl-B            9,100        397,556
                                        -----------
  COMPUTER HARDWARE -- 7.0%
    3Com Corp.*               11,655        420,308
    Compaq Computer Corp.     22,350        706,819
    Gateway 2000, Inc.*        4,285        239,157
                                        -----------
                                          1,366,284
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 20.4%
    BMC Software, Inc.*        7,525        361,670
    Cisco Systems, Inc.*       6,400        403,200
    CompUSA, Inc.*            32,010        444,139
    Electronic Arts, Inc.*    11,275        463,684
    Ingram Micro, Inc.
      Cl-A*                    8,765        398,807
    Microsoft Corp.*           8,335        882,468
    National Data Corp.       10,240        346,880
    Oracle Corp.*             15,535        459,253
    Tech Data Corp.*           6,565        258,497
                                        -----------
                                          4,018,598
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.5%
    Tandy Corp.                8,800        436,150
    Texas Instruments, Inc.   10,110        646,408
                                        -----------
                                          1,082,558
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.7%
    Time Warner, Inc.          5,760        534,600
                                        -----------
  FINANCIAL -- BANK & TRUST -- 2.4%
    MBNA Corp.                13,025        297,133
    Mellon Bank Corp.          3,000        180,375
                                        -----------
                                            477,508
                                        -----------
  FINANCIAL SERVICES -- 5.5%
    Household
      International, Inc.     12,565        459,408
    Merrill Lynch & Co.,
      Inc.                    10,603        628,228
                                        -----------
                                          1,087,636
                                        -----------
  FOOD -- 3.2%
    Safeway, Inc.*            13,285        635,189
                                        -----------
  HEALTHCARE
    SERVICES -- 4.1%
    Omnicare, Inc.            14,280        493,553
    United Healthcare Corp.    7,100        309,294
                                        -----------
                                            802,847
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Becton Dickinson & Co.     4,925        207,466
                                        -----------

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
  OFFICE EQUIPMENT -- 2.4%
    Staples, Inc.*            14,460    $   471,758
                                        -----------
  PHARMACEUTICALS -- 8.2%
    Lilly, (Eli) & Co.         7,070        572,228
    McKesson Corp.             7,250        558,250
    Merck & Co., Inc.          3,625        490,281
                                        -----------
                                          1,620,759
                                        -----------
  RAILROADS -- 0.8%
    Kansas City Southern
      Industries, Inc.         4,000        154,500
                                        -----------
  RETAIL & MERCHANDISING -- 15.5%
    Bed, Bath & Beyond,
      Inc.*                   15,700        432,731
    Best Buy Co., Inc.*        9,805        470,640
    Costco Companies, Inc.*    9,640        547,070
    CVS Corp.                 12,627        576,896
    Starbucks Corp.*           5,676        246,197
    Wal-Mart Stores, Inc.      4,205        290,145
    Walgreen Co.               9,930        483,467
                                        -----------
                                          3,047,146
                                        -----------
  SEMICONDUCTORS -- 10.7%
    Intel Corp.               12,620      1,125,546
    Micron Technology,
      Inc.*                   25,710        976,980
                                        -----------
                                          2,102,526
                                        -----------
  TELECOMMUNICATIONS --5.0%
    Comcast Corp. Cl-A         6,345        313,284
    MCI WorldCom, Inc.*       12,265        677,641
                                        -----------
                                            990,925
                                        -----------
TOTAL COMMON STOCK
  (Cost $18,034,734)                     19,298,404
                                        -----------
SHORT-TERM INVESTMENTS -- 3.3%
    Temporary Investment
      Cash Fund              323,173        323,173
    Temporary Investment
      Fund                   323,172        323,172
                                        -----------
  (Cost $646,345)                           646,345
                                        -----------
TOTAL INVESTMENTS -- 101.4%
  (Cost $18,681,079)                     19,944,749
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.4%)                         (273,627)
                                        -----------
NET ASSETS -- 100.0%                    $19,671,122
                                        ===========

-------------------------------------------------------

* Non-income producing securities.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF LORD ABBETT
GROWTH AND INCOME FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 91.2%
  AEROSPACE -- 0.4%
    United Technologies
      Corp.                     1,500    $   142,875
                                         -----------
  AUTOMOBILE MANUFACTURERS -- 2.3%
    Ford Motor Co.              7,000        379,750
    General Motors Corp.        6,000        378,375
                                         -----------
                                             758,125
                                         -----------
  BROADCASTING -- 1.1%
    CBS Corp.                  13,000        363,187
                                         -----------
  CHEMICALS -- 0.9%
    Du Pont, (E.I.) de
      Nemours & Co.             5,000        287,500
                                         -----------
  CLOTHING & APPAREL -- 1.0%
    VF Corp.                    8,000        334,500
                                         -----------
  COMPUTER HARDWARE --5.1%
    EMC Corp.*                  5,000        321,875
    International Business
      Machines Corp.            7,000      1,039,062
    Seagate Technology,
      Inc.*                    12,000        316,500
                                         -----------
                                           1,677,437
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 2.5%
    First Data Corp.           12,000        318,000
    Sun Microsystems,
      Inc.*                     9,000        524,250
                                         -----------
                                             842,250
                                         -----------
  CONGLOMERATES -- 1.9%
    Philip Morris
      Companies, Inc.          12,000        613,500
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 2.4%
    Eastman Kodak Co.           8,000        620,000
    Fortune Brands, Inc.        5,000        165,312
                                         -----------
                                             785,312
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
    Emerson Electric Co.       14,000        924,000
    Texas Instruments,
      Inc.                      7,000        447,563
                                         -----------
                                           1,371,563
                                         -----------
  ENTERTAINMENT & LEISURE -- 0.5%
    Time Warner, Inc.           2,000        185,625
                                         -----------
  ENVIRONMENTAL SERVICES -- 2.8%
    Browning-Ferris
      Industries, Inc.          5,000        177,187
    Waste Management, Inc.     16,000        722,000
                                         -----------
                                             899,187
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 6.2%
    Banc One Corp.              8,000    $   391,000
    BankAmerica Corp.           6,000        344,625
    Chase Manhattan Corp.       8,000        454,500
    First Union Corp.           8,000        464,000
    Mellon Bank Corp.           6,000        360,750
                                         -----------
                                           2,014,875
                                         -----------
  FINANCIAL SERVICES -- 4.6%
    Citigroup, Inc.            10,000        470,625
    Morgan Stanley, Dean
      Witter & Co.              7,000        453,250
    Providian Financial
      Corp.                     1,500        119,062
    Washington Mutual,
      Inc.                     12,000        449,250
                                         -----------
                                           1,492,187
                                         -----------
  FOOD -- 5.2%
    Bestfoods, Inc.             8,000        436,000
    Heinz, (H.J.) Co.          10,000        581,250
    Ralston Purina Group       20,000        667,500
                                         -----------
                                           1,684,750
                                         -----------
  HEALTHCARE SERVICES -- 1.0%
    Columbia HCA
      Healthcare Corp.         15,000        315,000
                                         -----------
  INSURANCE -- 7.8%
    American General Corp.     11,000        753,500
    Chubb Corp.                 7,000        430,500
    CIGNA Corp.                 5,000        364,688
    Jefferson-Pilot Corp.       7,000        425,250
    St. Paul Companies,
      Inc.                      5,000        165,625
    Transamerica Corp.          4,000        416,000
                                         -----------
                                           2,555,563
                                         -----------
  MACHINERY & EQUIPMENT -- 1.6%
    Deere & Co.                15,000        530,625
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
    Baxter International,
      Inc.                      8,000        479,500
                                         -----------
  OIL & GAS -- 8.3%
    British Petroleum Co.
      PLC [ADR]                 8,000        707,500
    Coastal Corp.              12,000        423,000
    Mobil Corp.                10,000        756,875
    Occidental Petroleum
      Corp.                    12,000        238,500
    Total SA [ADR]             10,000        585,000
                                         -----------
                                           2,710,875
                                         -----------

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.8%
    Bowater, Inc.               8,000    $   326,500
    Champion International
      Corp.                     8,000        255,500
    Fort James Corp.            4,000        161,250
    Georgia Pacific Timber
      Group                     7,000        155,313
                                         -----------
                                             898,563
                                         -----------
  PHARMACEUTICALS -- 4.2%
    American Home Products
      Corp.                    13,000        633,750
    Pharmacia & Upjohn,
      Inc.                     10,000        529,375
    SmithKline Beecham PLC
      [ADR]                     2,000        127,500
    Warner-Lambert Co.            900         70,538
                                         -----------
                                           1,361,163
                                         -----------
  PRINTING & PUBLISHING -- 1.4%
    Dow Jones & Co., Inc.      10,000        458,125
                                         -----------
  RETAIL & MERCHANDISING -- 4.4%
    May Department Stores
      Co.                      10,000        610,000
    Wal-Mart Stores, Inc.      12,000        828,000
                                         -----------
                                           1,438,000
                                         -----------
  TELECOMMUNICATIONS -- 10.1%
    Alltel Corp.               10,000        468,125
    AT&T Corp.                 16,000        996,000
    Bell Atlantic Corp.        12,000        637,500
    MCI WorldCom, Inc.*        10,000        552,500
    SBC Communications,
      Inc.                     14,000        648,375
                                         -----------
                                           3,302,500
                                         -----------

                               SHARES          VALUE
----------------------------------------------------
----------------------------------------------------
  UTILITIES -- 7.0%
    Carolina Power & Light
      Co.                      12,000    $   550,500
    Duke Energy Corp.           8,000        517,500
    FirstEnergy Corp.          16,000        480,000
    Florida Progress Corp.     10,000        419,375
    FPL Group, Inc.             5,000        312,813
                                         -----------
                                           2,280,188
                                         -----------
TOTAL COMMON STOCK
  (Cost $28,870,940)                      29,782,975
                                         -----------
PREFERRED STOCK -- 2.3%
  INSURANCE -- 1.3%
    Aetna, Inc. CI-C
      6.25% [CVT]               6,000        429,000
                                         -----------
  UTILITIES -- 1.0%
    Houston Industries,
      Inc. 7.00% [CVT]          4,000        324,250
                                         -----------
TOTAL PREFERRED STOCK
  (Cost $726,354)                            753,250
                                         -----------
SHORT-TERM INVESTMENTS -- 9.5%
    Temporary Investment
      Cash Fund             1,551,958      1,551,958
    Temporary Investment
      Fund                  1,551,958      1,551,958
                                         -----------
  (Cost $3,103,916)                        3,103,916
                                         -----------
TOTAL INVESTMENTS -- 103.0%
  (Cost $32,701,210)                      33,640,141
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (3.0%)                          (988,913)
                                         -----------
NET ASSETS -- 100.0%                     $32,651,228
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
FOREIGN STOCK -- 75.2%
  ARGENTINA -- 0.0%
    Disco SA [ADR]*
      (Food)                       55   $       808
    Telefonica de Argentina
      SA Cl-B [ADR]
      (Telecommunications)        610        20,168
                                        -----------
                                             20,976
                                        -----------
  AUSTRIA -- 0.1%
    Bank Austria AG
      (Financial-Bank &
      Trust)                    1,164        63,334
                                        -----------
  BRAZIL -- 0.2%
    Telecomunicacoes
      Brasileiras SA [ADR]
      (Telecommunications)        170        12,920
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]
      (Telecommunications)      1,130        85,809
                                        -----------
                                             98,729
                                        -----------
  CANADA -- 0.4%
    Newcourt Credit Group,
      Inc.
      (Financial Services)      5,740       188,702
                                        -----------
  CHILE -- 0.1%
    Cia de
      Telecomunicaciones de
      Chile SA [ADR]
      (Telecommunications)      1,005        22,047
                                        -----------
  DENMARK -- 0.2%
    BG Bank AS
      (Financial -- Bank &
      Trust)                       62         3,594
    Ratin AS Cl-B
      (Environmental
      Services)                   396        67,954
    SAS Danmark AS
      (Airlines)                  177         2,499
    Unidanmark AS Cl-A
      (Financial Services)         66         5,032
                                        -----------
                                             79,079
                                        -----------
  FINLAND -- 3.9%
    Nokia Corp. Cl-A [ADR]
      (Telecommunications)      5,210       484,856
    Nokia Oyj Cl-A
      (Telecommunications)     11,344     1,032,319
    Raisio Group PLC
      (Farming &
      Agriculture)              1,525        20,582
    Sampo Insurance Co. Ltd.
      Cl-A
      (Insurance)               2,912        90,740
    Tieto Corp. Cl-B
      (Computer Services &
      Software)                 3,473       100,708
                                        -----------
                                          1,729,205
                                        -----------

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
  FRANCE -- 8.4%
    Alcatel
      (Telecommunications)        199   $    22,167
    Alcatel SA [ADR]
      (Telecommunications)        840        18,480
    Atos SA*
      (Computer Services &
      Software)                   780       147,104
    Cap Gemini SA
      (Computer Services &
      Software)                 3,790       569,501
    Cap Gemini SA 144A
      (Computer Services &
      Software)                   236        35,462
    Castorama Dubois
      (Retail &
      Merchandising)              290        51,718
    Cie des Signaux SA
      (Electronic Components
      & Equipment)                 21         1,436
    Compagnie Francaise
      d'Etudes et de
      Construction Technip
      (Construction)               40         4,067
    Equant NV*
      (Computer Services &
      Software)                   791        34,277
    Groupe Danone
      (Food)                    1,205       318,550
    Jet Multimedia
      (Business Services)         266        42,076
    Lagardere S.C.A.
      (Business Services)       1,570        63,174
    Renault SA
      (Automobile
      Manufacturers)            4,112       175,746
    Rhone-Poulenc Cl-A
      (Chemicals)               3,353       153,263
    Sanofi SA
      (Medical Supplies &
      Equipment)                  722       113,038
    Societe Nationale Elf
      Aquitaine SA
      (Oil & Gas)                 474        54,848
    STMicroelectronics NV*
      (Electronic Components
      & Equipment)              1,220        74,191
    Suez Lyonnaise des Eaux
      (Construction)            3,281       587,487
    Total SA Cl-B
      (Oil & Gas)                 466        53,754
    Valeo SA
      (Automotive Parts)          373        32,287
    Valeo SA 144A
      (Automotive Parts)        1,902       164,636
    Vivendi
      (Environmental
      Services)                 4,651     1,062,128
                                        -----------
                                          3,779,390
                                        -----------

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  GERMANY --7.2%
    Bayerische Hypo-Und
      Vereinsbank AG
      (Financial-Bank &
      Trust)                    1,012   $    80,658
    Deutsche Pfandbrief &
      Hypothekenbank AG
      (Financial-Bank &
      Trust)                    8,089       649,589
    Deutsche Telekom AG
      (Telecommunications)        381        10,306
    Ergo Versicherungs
      Gruppe AG
      (Insurance)                 106        17,281
    Hoechst AG
      (Chemicals)               2,002        83,528
    Mannesmann AG
      (Industrial Products)    11,751     1,138,077
    Marschollek,
      Lautenschlaeger und
      Partner AG Non-Voting
      Pfd.
      (Insurance)                 210       106,891
    Merck KGaA
      (Pharmaceuticals)           263        10,719
    MobilCom AG
      (Telecommunications)        334        97,809
    Muenchener
      Rueckversicherung AG
      Rights*
      (Insurance)                   4         1,811
    Muenchener
      Rueckversicherung AG
      Warrants*
      (Insurance)                   4           171
    Porsche AG Pfd.
      (Automobile
      Manufacturers)              295       525,456
    SAP AG Pfd.
      (Computer Services &
      Software)                   913       444,322
    Veba AG
      (Utilities)                 945        51,867
                                        -----------
                                          3,218,485
                                        -----------
  GREECE -- 0.1%
    STET Hellas
      Telecommunications SA
      [ADR]*
      (Telecommunications)      1,185        31,106
                                        -----------
  HONG KONG -- 0.4%
    China Telecom Ltd.
      (Telecommunications)     99,000       185,965
                                        -----------
  IRELAND -- 2.1%
    Elan Corp. PLC [ADR]*
      (Pharmaceuticals)        13,286       930,850
                                        -----------

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
  ITALY -- 2.3%
    Banca Commerciale Italia
      NA
      (Financial-Bank &
      Trust)                   22,481   $   139,014
    Banca di Roma
      (Financial-Bank &
      Trust)                  142,692       249,114
    Telecom Italia Mobile
      SPA
      (Telecommunications)     73,880       429,110
    Telecom Italia SPA
      (Telecommunications)     27,762       200,818
    Unicredito Italiano SPA
      (Financial-Bank &
      Trust)                    1,917        10,298
                                        -----------
                                          1,028,354
                                        -----------
  JAPAN -- 8.6%
    Bridgestone Corp.
      (Automotive Parts)        3,000        66,036
    Honda Motor Co. Ltd.
      (Automobile
      Manufacturers)            1,000        30,036
    Ito-Yokado Co. Ltd.
      (Food)                    5,000       291,779
    Kao Corp.
      (Consumer Products &
      Services)                32,000       648,093
    Kirin Brewery Co. Ltd.
      (Beverages)              36,000       392,357
    Nippon Telegraph &
      Telephone Corp.
      (Telecommunications)         75       586,991
    NTT Mobile Communication
      Network, Inc.
      (Telecommunications)         27       975,486
    Rohm Co. Ltd.
      (Electronic Components
      & Equipment)              1,000        88,392
    Sony Corp.
      (Electronic Components
      & Equipment)              3,200       203,216
    Takeda Chemical
      Industries Ltd.
      (Pharmaceuticals)        18,000       585,446
                                        -----------
                                          3,867,832
                                        -----------
  KOREA -- 0.5%
    SK Telecom Co. Ltd.
      [ADR]
      (Telecommunications)     21,470       221,409
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  MEXICO -- 0.3%
    Coca-Cola Femsa SA [ADR]
      (Beverages)                 800   $    13,200
    Grupo Televisa SA [GDR]*
      (Broadcasting)            4,130       112,026
                                        -----------
                                            125,226
                                        -----------
  NETHERLANDS -- 8.8%
    AKZO Nobel NV
      (Chemicals)               3,592       139,627
    Equant NV*
      (Computer Services &
      Software)                 1,346        58,888
    Getronics NV
      (Computer Services &
      Software)                12,922       536,203
    Koninklijke Ahold NV
      (Food)                   20,455       680,125
    Koninklijke Ahrend Groep
      NV
      (Office Equipment)          237         4,809
    Royal Philips
      Electronics NV
      (Electronic Components
      & Equipment)              2,731       145,347
    Royal Philips
      Electronics NV [ADR]
      (Electronic Components
      & Equipment)              4,152       227,841
    Simac Techniek NV
      (Electronic Components
      & Equipment)                196        23,507
    Unilever NV
      (Consumer Products &
      Services)                10,848       805,027
    Wolters Kluwer NV
      (Printing &
      Publishing)               6,799     1,317,805
                                        -----------
                                          3,939,179
                                        -----------
  NORWAY -- 0.1%
    Den Norske Bank ASA
      (Financial-Bank &
      Trust)                    1,926         6,767
    Elektronisk
      Databehandling ASA
      (Computer Services &
      Software)                 4,989        14,550
    NCL Holdings ASA*
      (Entertainment &
      Leisure)                 13,245        34,316

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
    SAS Norge ASA Cl-B
      (Airlines)                  231   $     2,413
    Storebrand ASA
      (Insurance)                 451         3,518
                                        -----------
                                             61,564
                                        -----------
  PORTUGAL -- 0.0%
    Cimpor-Cimentos de
      Portugal SA
      (Building Materials)        502        17,367
                                        -----------
  SPAIN -- 2.0%
    Banco Bilbao Vizcaya SA
      (Financial-Bank &
      Trust)                   12,336       166,093
    Banco Central
      Hispanoamericano SA
      (Financial-Bank &
      Trust)                    6,140        67,659
    Corporacion Bancaria de
      Espana SA
      (Financial-Bank &
      Trust)                    3,332        72,370
    Endesa SA
      (Utilities)               5,143       129,381
    Prosegur, CIA de
      Seguridad SA
      (Consumer Products &
      Services)                 5,965        72,071
    Tele Pizza SA*
      (Restaurants)             1,947        15,867
    Telefonica SA
      (Telecommunications)      6,182       278,619
    Telefonica SA [ADR]
      (Telecommunications)        856       117,219
                                        -----------
                                            919,279
                                        -----------
  SWEDEN -- 4.4%
    Assa Abloy AB Cl-B
      (Metals & Mining)        14,571       579,719
    Astra AB Cl-A
      (Pharmaceuticals)         6,158        99,655
    Electrolux AB Cl-B
      (Consumer Products &
      Services)                12,934       194,419
    Ericsson, (L.M.)
      Telephone Co. [ADR]
      (Telecommunications)      8,060       182,358
    Ericsson, (L.M.)
      Telephone Co. Cl-B
      (Telecommunications)        189         4,255
    Ortivus AB Cl-B*
      (Medical Supplies &
      Equipment)                   59           400
    Pharmacia & Upjohn, Inc.
      (Pharmaceuticals)           477        24,348
    SAS Sverige AB
      (Airlines)                  315         3,425

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Securitas AB
      (Consumer Products &
      Services)                65,136   $   799,945
    Skandinaviska Enskilda
      Banken
      (Financial-Bank &
      Trust)                    1,285        12,987
    WM-Data AB Cl-B
      (Computer Services &
      Software)                 2,310        83,926
                                        -----------
                                          1,985,437
                                        -----------
  SWITZERLAND -- 6.3%
    Adecco SA
      (Business Services)         646       257,620
    Julius Baer Holdings AG
      Cl-B
      (Financial-Bank &
      Trust)                        3         9,194
    Kuoni Reisen AG
      (Entertainment &
      Leisure)                     58       207,313
    Nestle SA
      (Food)                      370       786,949
    Schweizerische
     Lebensversicherungs-Und
      Rentenanstalt
      (Insurance)                  80        48,150
    Swisscom AG*
      (Telecommunications)      3,000     1,016,919
    UBS AG
      (Financial-Bank &
      Trust)                      345        94,652
    Zurich Allied AG
      (Financial Services)        682       414,512
                                        -----------
                                          2,835,309
                                        -----------
  UNITED KINGDOM -- 18.8%
    Allied Domecq PLC
      (Beverages)               1,965        18,099
    Amvescap PLC
      (Financial Services)     12,835        98,446
    British Petroleum Co.
      PLC
      (Oil & Gas)               3,395        49,863
    Capita Group PLC
      (Business Services)      52,223       526,935
    COLT Telecom Group PLC*
      (Computer Services &
      Software)                72,991       953,460
    Compass Group PLC
      (Food)                  131,500     1,332,354
    Diageo PLC
      (Consumer Products &
      Services)                 7,887        85,194
    Electrocomponents PLC
      (Electronic Components
      & Equipment)                560         3,707
    Energis PLC*
      (Telecommunications)     15,299       207,533

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
    Glaxo Wellcome PLC
      (Pharmaceuticals)         9,251   $   287,544
    Hays PLC
      (Business Services)      20,234       298,366
    JBA Holdings PLC
      (Computer Services &
      Software)                   380         1,782
    Lloyds TSB Group PLC
      (Financial-Bank &
      Trust)                    5,738        70,870
    Logica PLC
      (Computer Services &
      Software)                10,932       369,361
    Misys PLC
      (Computer Services &
      Software)                 5,236        36,741
    National Westminster
      Bank PLC
      (Financial-Bank &
      Trust)                      580         9,801
    Rentokil Initial PLC
      (Environmental
      Services)               234,429     1,468,322
    Royal & Sun Alliance
      Insurance Group PLC
      (Insurance)                  79           724
    Schroders PLC
      (Financial-Bank &
      Trust)                      790        15,016
    Select Appointments
      Holdings PLC
      (Business Services)       8,341        72,637
    Select Appointments
      Holdings PLC [ADR]
      (Business Services)       3,470        58,990
    SEMA Group PLC
      (Computer Services &
      Software)                15,808       128,133
    Siebe PLC
      (Electronic Components
      & Equipment)             24,964       102,428
    SmithKline Beecham PLC
      (Pharmaceuticals)        53,259       666,273
    SmithKline Beecham PLC
      [ADR]
      (Pharmaceuticals)         3,685       234,919
    Tomkins PLC
      (Conglomerates)          18,357        85,003
    Vodafone Group PLC
      (Telecommunications)     34,075       456,525
    Williams PLC
      (Industrial Products)    75,798       473,166
    WPP Group PLC
      (Advertising)            71,312       354,697
                                        -----------
                                          8,466,889
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $32,446,220)                     33,815,713
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
U.S. STOCK -- 2.3%
  PHARMACEUTICALS -- 1.9%
    Pharmacia & Upjohn, Inc.   16,265   $   861,028
                                        -----------
  TELECOMMUNICATIONS -- 0.4%
    Cellular Communications
      International, Inc.*        645        40,090
    Global TeleSystems
      Group, Inc.*              3,896       156,084
                                        -----------
                                            196,174
                                        -----------
TOTAL U.S. STOCK
  (Cost $972,934)                         1,057,202
                                        -----------
                                PAR
                               (000)
                              -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.6%
    Federal Mortgage Corp.
      Disc. Notes
      5.40%, 11/02/98
  (Cost $8,798,680)            $8,800     8,798,680
                                        -----------

TOTAL INVESTMENTS -- 97.1%
(Cost $42,217,834)                       43,671,595
OTHER ASSETS LESS
  LIABILITIES -- 2.9%                     1,285,423
                                        -----------
NET ASSETS -- 100.0%                    $44,957,018
                                        ===========

     -------------------------------------------------------
Foreign currency exchange contracts outstanding at October 31, 1998:

                                                                    UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE       RECEIVE           FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Nov-98       Buy    DEM     440,000   $   264,501   $   265,724     $   1,223
Dec-98       Buy    DEM   1,150,000       699,279       695,183        (4,096)
Nov-98       Buy    FRF     610,000       109,287       109,763           476
Nov-98       Buy    HKD     145,239        18,751        18,749            (2)
Nov-98       Buy    JPY  75,139,851       638,976       645,341         6,365
Dec-98       Buy    JPY  30,000,000       224,758       258,616        33,858
Apr-99       Buy    JPY   6,000,000        52,329        52,640           311
Nov-98       Buy    NLG     405,000       212,717       217,021         4,304
                                      -----------   -----------     ---------
                                      $ 2,220,598   $ 2,263,037     $  42,439
                                      ===========   ===========     =========

                                                                    UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE    CONTRACTS     APPRECIATION
MONTH        TYPE       DELIVER           FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Nov-98       Sell   CHF     143,180   $    96,946   $   105,938     $  (8,992)
Apr-99       Sell   CHF     180,000       135,972       135,161           811
Nov-98       Sell   DEM   1,492,194       882,768       901,299       (18,531)
Dec-98       Sell   DEM   1,600,000       902,112       967,212       (65,100)
Nov-98       Sell   DKK          85            13            14            (1)
Nov-98       Sell   ESP  33,428,307       237,501       237,015           486
Nov-98       Sell   FIM         342            68            68             0
Nov-98       Sell   FRF     610,778       103,145       109,903        (6,758)
Nov-98       Sell   GBP     363,503       594,374       608,512       (14,138)
Apr-99       Sell   GBP   2,751,000     4,620,595     4,569,577        51,018
Nov-98       Sell   JPY  68,000,000       485,553       584,044       (98,491)
Dec-98       Sell   JPY  40,000,000       282,217       344,822       (62,605)
Feb-99       Sell   JPY 245,000,000     2,113,131     2,133,527       (20,396)
Apr-99       Sell   JPY  79,000,000       675,405       693,754       (18,349)
Nov-98       Sell   NLG   2,224,703     1,114,011     1,191,979       (77,968)
Dec-98       Sell   NLG     400,000       200,004       214,553       (14,549)
Nov-98       Sell   NOK      37,983         5,151         5,150             1
Apr-99       Sell   SEK   2,425,000       309,808       312,114        (2,306)
                                      -----------   -----------     ---------
                                      $12,758,774   $13,114,642     $(355,868)
                                      ===========   ===========     =========

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.5% of net assets.

See Notes to Financial Statements.

ASAF MARSICO
CAPITAL GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 81.0%
  AEROSPACE -- 0.8%
    Gulfstream Aerospace
      Corp.*                  7,831    $    346,522
                                       ------------
  AIRLINES -- 5.9%
    Alaska Air Group, Inc.*  17,098         614,459
    Delta Air Lines, Inc.    11,968       1,263,372
    UAL Corp.*                9,092         590,412
                                       ------------
                                          2,468,243
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 4.0%
    Ford Motor Co.           31,118       1,688,152
                                       ------------
  AUTOMOTIVE RENTAL -- 2.3%
    Hertz Corp. Cl-A         26,895         963,177
                                       ------------
  BEVERAGES -- 1.6%
    Anheuser-Busch
      Companies, Inc.         9,230         548,608
    Coca-Cola Enterprises,
      Inc.                    3,238         116,770
                                       ------------
                                            665,378
                                       ------------
  COMPUTER HARDWARE -- 6.4%
    Dell Computer Corp.*      6,237         409,303
    EMC Corp.*               34,107       2,195,638
    International Business
      Machines Corp.            447          66,352
                                       ------------
                                          2,671,293
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 10.2%
    America Online, Inc.*     9,177       1,166,053
    Cisco Systems, Inc.*     30,270       1,907,010
    Microsoft Corp.*         11,252       1,191,306
                                       ------------
                                          4,264,369
                                       ------------
  CONSTRUCTION -- 0.8%
    M.D.C. Holdings, Inc.    20,000         351,250
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.8%
    General Electric Co.      3,675         321,562
                                       ------------
  ENTERTAINMENT & LEISURE -- 5.7%
    Carnival Corp. Cl-A      23,246         752,589
    Time Warner, Inc.        17,571       1,630,808
                                       ------------
                                          2,383,397
                                       ------------
  FINANCIAL -- BANK & TRUST -- 4.7%
    Northern Trust Corp.     13,571       1,000,861
    Norwest Corp.            21,108         784,954
    U.S. Bancorp              4,798         175,127
                                       ------------
                                          1,960,942
                                       ------------
  FINANCIAL SERVICES -- 11.7%
    Associates First
      Capital Corp. Cl-A     11,648         821,184
    Citigroup, Inc.          35,304       1,661,494
    Fannie Mae                7,338         519,622
    Merrill Lynch & Co.,
      Inc.                   21,198       1,255,983
    Newcourt Credit Group,
      Inc.                   20,228         664,995
                                       ------------
                                          4,923,278
                                       ------------

                             SHARES           VALUE
---------------------------------------------------
---------------------------------------------------
  HEALTHCARE SERVICES -- 3.4%
    IMS Health, Inc.         10,184    $    677,236
    Schering-Plough Corp.     7,325         753,559
                                       ------------
                                          1,430,795
                                       ------------
  HOTELS & MOTELS -- 0.2%
    Four Seasons Hotels,
      Inc.                    3,143          72,289
                                       ------------
  PHARMACEUTICALS -- 9.0%
    Pfizer, Inc.             17,618       1,890,632
    Warner-Lambert Co.       23,774       1,863,287
                                       ------------
                                          3,753,919
                                       ------------
  RESTAURANTS -- 1.7%
    McDonald's Corp.         10,846         725,326
                                       ------------
  RETAIL & MERCHANDISING -- 5.6%
    Amazon.com, Inc.          8,746       1,105,822
    Home Depot, Inc.         28,212       1,227,222
                                       ------------
                                          2,333,044
                                       ------------
  TELECOMMUNICATIONS -- 6.1%
    Lucent Technologies,
      Inc.                   15,118       1,212,275
    MediaOne Group, Inc.*    31,263       1,322,816
                                       ------------
                                          2,535,091
                                       ------------
TOTAL COMMON STOCK
  (Cost $31,672,348)                     33,858,027
                                       ------------
                              PAR
                             (000)
                             ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.7%
    Federal Home Loan Bank
      Disc. Notes
      5.40%, 11/02/98
  (Cost $9,898,515)          $9,900       9,898,515
                                       ------------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment
      Cash Fund              35,542          35,542
    Temporary Investment
      Fund                   35,541          35,541
                                       ------------
  (Cost $71,083)                             71,083
                                       ------------
TOTAL INVESTMENTS -- 104.9%
  (Cost $41,641,946)                     43,827,625
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.9%)                 (2,039,057)
                                       ------------
NET ASSETS -- 100.0%                   $ 41,788,568
                                       ============

-------------------------------------------------------

* Non-income producing securities.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER&BERMAN
MID-CAP GROWTH FUND

---------------------------------------------------
                               SHARES      VALUE
---------------------------------------------------
COMMON STOCK -- 79.6%
  AIRLINES -- 3.0%
    US Airways Group, Inc.*     1,600    $   90,500
                                         ----------
  AUTOMOTIVE PARTS -- 2.7%
    Tower Automotive, Inc.*     3,600        80,100
                                         ----------
  AUTOMOTIVE RENTAL -- 2.5%
    Avis Rent A Car, Inc.*      3,700        75,388
                                         ----------
  BROADCASTING -- 3.6%
    Chancellor Media Corp.*     2,800       107,450
                                         ----------
  CLOTHING & APPAREL -- 2.9%
    Abercrombie & Fitch Co.
      Cl-A*                     2,200        87,312
                                         ----------
  COMPUTER SERVICES & SOFTWARE -- 14.7%
    BMC Software, Inc.*         1,700        81,706
    Compuware Corp.*            1,700        92,119
    Edwards, (J.D.) & Co.*      2,900        94,975
    Infoseek Corp.*             2,700        79,819
    Network Associates,
      Inc.*                     2,100        89,250
                                         ----------
                                            437,869
                                         ----------
  CONSUMER PRODUCTS & SERVICES --0.4%
    Safeskin Corp.*               600        13,276
                                         ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    Altera Corp.*               2,100        87,412
    Sanmina Corp.*              2,000        82,000
                                         ----------
                                            169,412
                                         ----------
  ENVIRONMENTAL SERVICES -- 4.0%
    Republic Services, Inc.
      Cl-A*                     5,400       118,125
                                         ----------
  FINANCIAL SERVICES -- 3.3%
    Donaldson, Lufkin &
      Jenrette, Inc.              300        10,725
    FINOVA Group, Inc.          1,800        87,750
                                         ----------
                                             98,475
                                         ----------
  FOOD -- 2.3%
    Suiza Foods Corp.*          2,100        68,510
                                         ----------
  FURNITURE -- 3.0%
    Furniture Brands
      International, Inc.*      4,200        90,300
                                         ----------
  HEALTHCARE SERVICES --8.6%
    Alternative Living
      Services, Inc.*           4,400       114,950
    Omnicare, Inc.              2,300        79,494
    Quintiles Transnational
      Corp.*                    1,400        63,350
                                         ----------
                                            257,794
                                         ----------

                               SHARES      VALUE
---------------------------------------------------
---------------------------------------------------
  MEDICAL SUPPLIES &
    EQUIPMENT -- 2.3%
    STERIS Corp.*               3,000    $   69,000
                                         ----------
  OFFICE EQUIPMENT -- 2.6%
    Staples, Inc.*              2,400        78,300
                                         ----------
  PHARMACEUTICALS -- 2.2%
    Elan Corp. PLC [ADR]*         950        66,559
                                         ----------
  RESTAURANTS -- 2.9%
    Brinker International,
      Inc.*                     3,600        87,075
                                         ----------
  RETAIL & MERCHANDISING -- 5.6%
    Costco Companies, Inc.*     1,600        90,800
    TJX Companies, Inc.         4,100        77,644
                                         ----------
                                            168,444
                                         ----------
  TELECOMMUNICATIONS -- 7.3%
    Ascend Communications,
      Inc.*                     1,500        72,375
    Intermedia
      Communications, Inc.*     3,300        61,050
    RSL Communications Ltd.
      Cl-A*                     3,700        83,250
                                         ----------
                                            216,675
                                         ----------
TOTAL COMMON STOCK
  (Cost $2,153,517)                       2,380,564
                                         ----------
SHORT-TERM INVESTMENTS -- 9.6%
    Temporary Investment
      Cash Fund               143,019       143,019
    Temporary Investment
      Fund                    143,020       143,020
                                         ----------
  (Cost $286,039)                           286,039
                                         ----------
TOTAL INVESTMENTS -- 89.2%
  (Cost $2,439,556)                       2,666,603
OTHER ASSETS LESS
  LIABILITIES -- 10.8%                      323,785
                                         ----------
NET ASSETS -- 100.0%                     $2,990,388
                                         ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.

ASAF NEUBERGER&BERMAN
MID-CAP VALUE FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
COMMON STOCK -- 77.1%
  AEROSPACE -- 1.5%
    Northrop Grumman Corp.        300    $   23,925
    Raytheon Co. Cl-A             600        33,600
                                         ----------
                                             57,525
                                         ----------
  AIRLINES -- 0.7%
    Continental Airlines,
      Inc. Cl-B*                  700        27,737
                                         ----------
  AUTOMOTIVE PARTS -- 2.2%
    Autozone, Inc.*               400        10,525
    Goodyear Tire & Rubber
      Co.                         500        26,937
    Lear Corp.*                   600        19,275
    LucasVarity PLC [ADR]         900        31,500
                                         ----------
                                             88,237
                                         ----------
  BEVERAGES -- 1.1%
    Anheuser-Busch
      Companies, Inc.             700        41,606
                                         ----------
  BROADCASTING -- 0.8%
    Scripps, (E.W.) Co. Cl-A      700        30,975
                                         ----------
  BUILDING MATERIALS -- 0.5%
    USG Corp.*                    400        19,075
                                         ----------
  CHEMICALS -- 2.2%
    Cabot Corp.                   800        22,450
    Morton International,
      Inc.                        900        22,388
    Praxair, Inc.               1,000        40,250
                                         ----------
                                             85,088
                                         ----------
  COMPUTER HARDWARE -- 1.6%
    Hewlett-Packard Co.           500        30,094
    Quantum Corp.*              1,800        31,500
                                         ----------
                                             61,594
                                         ----------
  COMPUTER SERVICES & SOFTWARE -- 1.1%
    Computer Associates
      International, Inc.       1,100        43,312
                                         ----------
  CONGLOMERATES -- 0.9%
    Philip Morris Companies,
      Inc.                        700        35,788
                                         ----------
  CONSUMER PRODUCTS & SERVICES -- 0.8%
    Raychem Corp.               1,000        30,563
                                         ----------
  CONTAINERS & PACKAGING -- 1.6%
    Crown Cork & Seal Co.,
      Inc.                      1,000        31,875
    Owens-Illinois, Inc.*       1,000        30,563
                                         ----------
                                             62,438
                                         ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.0%
    Teradyne, Inc.*               500        16,250
    Texas Instruments, Inc.     1,000        63,938
                                         ----------
                                             80,188
                                         ----------
  ENTERTAINMENT & LEISURE -- 0.7%
    Mirage Resorts, Inc.*       1,600        27,100
                                         ----------
  ENVIRONMENTAL SERVICES -- 0.7%
    Waste Management, Inc.        600        27,075
                                         ----------

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 5.9%
    Banc One Corp.              1,800    $   87,975
    Chase Manhattan Corp.       1,100        62,494
    Countrywide Credit
      Industries, Inc.          1,800        77,737
                                         ----------
                                            228,206
                                         ----------
  FINANCIAL SERVICES -- 5.1%
    Associates First Capital
      Corp. Cl-A                  500        35,250
    Citigroup, Inc.               800        37,650
    Morgan Stanley, Dean
      Witter & Co.                400        25,900
    SLM Holding Corp            2,500       100,155
                                         ----------
                                            198,955
                                         ----------
  FOOD -- 3.2%
    ConAgra, Inc.               2,100        63,919
    Nabisco Holdings Corp.
      Cl-A                      1,600        60,400
                                         ----------
                                            124,319
                                         ----------
  HEALTHCARE SERVICES --1.4%
    Tenet Healthcare Corp.*     1,900        53,081
                                         ----------
  HOTELS & MOTELS -- 1.0%
    Host Marriott Corp.*        2,800        40,600
                                         ----------
  INSURANCE -- 8.7%
    Ace, Ltd.                   1,200        40,650
    Aetna, Inc.                   700        52,237
    Allstate Corp.              1,100        47,369
    AON Corp.                     700        43,400
    CIGNA Corp.                   900        65,644
    EXEL Ltd.                     700        53,506
    Orion Capital Corp.           600        20,513
    The Hartford Financial
      Services Group, Inc.        300        15,935
                                         ----------
                                            339,254
                                         ----------
  MACHINERY & EQUIPMENT -- 1.3%
    McDermott International,
      Inc.                      1,400        41,038
    Smith International,
      Inc.*                       300        10,781
                                         ----------
                                             51,819
                                         ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
    Baxter International,
      Inc.                      1,100        65,931
                                         ----------
  METALS & MINING -- 0.7%
    AK Steel Holding Corp.      1,500        25,969
                                         ----------
  OFFICE EQUIPMENT -- 1.2%
    Xerox Corp.                   500        48,438
                                         ----------
  OIL & GAS -- 3.8%
    Chevron Corp.                 500        40,750
    Coastal Corp.                 400        14,100
    Cooper Cameron Corp.*         400        13,900
    Noble Affiliates, Inc.        700        22,925
    Tosco Corp.                   500        14,031
    Transocean Offshore,
      Inc.                        400        14,775
    Unocal Corp.                  800        27,150
                                         ----------
                                            147,631
                                         ----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER&BERMAN
MID-CAP VALUE FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.9%
    Bowater, Inc.                 300    $   12,244
    Kimberly-Clark Corp.        1,000        48,250
    Mead Corp.                    400        12,650
                                         ----------
                                             73,144
                                         ----------
  PHARMACEUTICALS -- 3.0%
    ALZA Corp.*                   800        38,300
    American Home Products
      Corp.                       800        39,000
    Biogen, Inc.*                 600        41,700
                                         ----------
                                            119,000
                                         ----------
  PRINTING & PUBLISHING -- 0.5%
    New York Times Co. Cl-A       700        19,775
                                         ----------
  REAL ESTATE -- 0.7%
    Indymac Mortgage
      Holdings, Inc. [REIT]     2,500        27,344
                                         ----------
  RESTAURANTS -- 1.9%
    McDonald's Corp.              300        20,063
    Tricon Global
      Restaurants, Inc.         1,200        52,200
                                         ----------
                                             72,263
                                         ----------
  RETAIL & MERCHANDISING -- 2.1%
    Harcourt General, Inc.        900        43,819
    Meyer, (Fred), Inc.*          700        37,319
                                         ----------
                                             81,138
                                         ----------
  SEMICONDUCTORS -- 0.7%
    Motorola, Inc.                500        26,000
                                         ----------
  TELECOMMUNICATIONS -- 7.2%
    Bell Atlantic Corp.         1,000        53,125
    Loral Space &
      Communications Corp.*     1,700        32,194
    MCI WorldCom, Inc.*         1,400        77,350
    McLeodUSA, Inc. Cl-A*         400        14,625
    NEXTLINK Communications,
      Inc. Cl-A*                  300         7,688
    SBC Communications, Inc.    1,300        60,206
    Williams Companies, Inc.    1,300        35,669
                                         ----------
                                            280,857
                                         ----------
  UTILITIES -- 6.7%
    Edison International Co.    1,200        31,650
    GPU, Inc.                     400        17,250
    Illinova Corp.              1,500        37,969
    K N Energy, Inc.              200         9,937
    Niagara Mohawk Power
      Corp.*                    3,500        51,187
    PG&E Corp.                    900        27,394
    Texas Utilities Co.         1,200        52,500
    Unicom Corp.                  900        33,919
                                         ----------
                                            261,806
                                         ----------
TOTAL COMMON STOCK
  (Cost $2,923,270)                       3,003,831
                                         ----------
---------------------------------------------------
                                  PAR
                                (000)         VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.3%
    Federal Home Loan Mtge.
      Corp. Disc. Notes
      5.11%, 11/12/98
  (Cost $399,375)             $   400    $  399,375
                                         ----------
                              SHARES
                              -------
SHORT-TERM INVESTMENTS -- 9.4%
    Temporary Investment
      Cash Fund               182,803       182,803
    Temporary Investment
      Fund                    182,801       182,801
                                         ----------
  (Cost $365,604)                           365,604
                                         ----------
TOTAL INVESTMENTS -- 96.8%
  (Cost $3,688,249)                       3,768,810
OTHER ASSETS LESS
  LIABILITIES -- 3.2%                       125,740
                                         ----------
NET ASSETS -- 100.0%                     $3,894,550
                                         ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

DEFINITION OF ABBREVIATIONS
                         -------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
TBA   --   To be Announced Security
COUNTRIES/CURRENCIES:
CHF   --   Switzerland/Swiss Franc
DEM   --   Germany/German Deutschemark
DKK   --   Denmark/Danish Krone
ESP   --   Spain/Spanish Peseta
FIM   --   Finland/Finnish Markka
FRF   --   France/French Franc
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
JPY   --   Japan/Japanese Yen
NLG   --   Netherlands/Netherland Guilder
NOK   --   Norway/Norwegian Krone
SEK   --   Sweden/Swedish Krona

See Notes to Financial Statements.

                     [This page intentionally left blank.]

OCTOBER 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                     ASAF FOUNDERS
                                     INTERNATIONAL    ASAF FOUNDERS    ASAF T. ROWE      ASAF AMERICAN          ASAF
                                         SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC      FEDERATED
                                     CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED        HIGH YIELD BOND
                                          FUND             FUND            FUND              FUND               FUND
                                     --------------   --------------   -------------   -----------------   ---------------
ASSETS:
  Investments in Securities at
    Value (A)                          $3,975,172      $10,396,617      $41,176,264       $21,496,816        $46,863,279
  Cash                                  1,496,718               --               --                --                 --
  Foreign Currency                             --               --               --                --                 --
  Receivable For:
    Securities Sold                         7,796           20,260               --                --             62,119
    Dividends and Interest                  8,023              175           22,367           113,391            875,333
    Fund Shares Sold                       30,638          260,671          877,382           377,880            983,070
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                                  --               --               --                --                 --
  Receivable from Investment
    Manager                                12,349           19,086           16,714            11,507             35,613
  Deferred Organization Costs              51,709           51,709           51,709            51,709             51,709
  Prepaid Expenses                         22,616           21,955           27,361            23,833             20,950
                                       ----------      -----------      -----------       -----------        -----------
      Total Assets                      5,605,021       10,770,473       42,171,797        22,075,136         48,892,073
                                       ----------      -----------      -----------       -----------        -----------
LIABILITIES:
  Cash Overdraft                               --              349               --                --            143,136
  Payable to Investment Manager                --               --               --                --                 --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                                   7               --               --                --                 --
  Payable For:
    Securities Purchased                       --           50,669          934,694                --          2,819,113
    Fund Shares Redeemed                    5,519              186          106,409             2,587            180,207
    Distribution Fees                       6,742           11,094           44,655            25,025             56,102
    Accrued Expenses and Other
      Liabilities                          43,876           47,075           81,185            50,583             85,113
                                       ----------      -----------      -----------       -----------        -----------
      Total Liabilities                    56,144          109,373        1,166,943            78,195          3,283,671
                                       ----------      -----------      -----------       -----------        -----------
NET ASSETS                             $5,548,877      $10,661,100      $41,004,854       $21,996,941        $45,608,402
                                       ==========      ===========      ===========       ===========        ===========
COMPONENTS OF NET ASSETS
Capital Stock                          $      539      $     1,176      $     4,654       $     2,024        $     4,860
Additional Paid-In Capital              5,805,051       11,472,082       46,905,426        21,723,747         48,605,814
Undistributed Net Investment Income            --               --               --            46,132                 --
Accumulated Net Realized Gain
  (Loss) on Investments                  (191,346)        (860,753)        (373,287)       (1,208,862)           (21,802)
Net Unrealized Appreciation
  (Depreciation) on Investments           (65,367)          48,595       (5,531,939)        1,433,900         (2,980,470)
                                       ----------      -----------      -----------       -----------        -----------
NET ASSETS                             $5,548,877      $10,661,100      $41,004,854       $21,996,941        $45,608,402
                                       ==========      ===========      ===========       ===========        ===========
(A) Investments at Cost                $4,040,674      $10,348,022      $46,708,203       $20,062,916        $49,843,749
                                       ==========      ===========      ===========       ===========        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                     ASAF FOUNDERS
                                     INTERNATIONAL    ASAF FOUNDERS    ASAF T. ROWE      ASAF AMERICAN          ASAF
                                         SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC      FEDERATED
                                     CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED        HIGH YIELD BOND
                                          FUND             FUND            FUND              FUND               FUND
                                     --------------   --------------   -------------   -----------------   ---------------
NET ASSET VALUE:
  Class A: Net Assets                  $  885,530       $1,801,455      $ 7,154,998       $3,359,381         $ 6,978,841
                                       ----------       ----------      -----------       ----------         -----------
          Shares Outstanding               86,245          197,843          808,458          308,536             743,839
                                       ----------       ----------      -----------       ----------         -----------
          Net Asset Value and
            Redemption Price
            Per Share                  $    10.27       $     9.11      $      8.85       $    10.89         $      9.38
                                       ==========       ==========      ===========       ==========         ===========
            Divided by
              (1 - Maximum
               Sales Charge)                   95%              95%              95%              95%             95 3/4%
                                       ----------       ----------      -----------       ----------         -----------
          Offering Price
            Per Share*                 $    10.81       $     9.59      $      9.32       $    11.46         $      9.80
                                       ==========       ==========      ===========       ==========         ===========
  Class B: Net Assets                  $1,387,391       $2,685,125      $13,184,276       $8,272,089         $20,494,733
                                       ----------       ----------      -----------       ----------         -----------
          Shares Outstanding              135,615          296,943        1,497,904          761,455           2,183,386
                                       ----------       ----------      -----------       ----------         -----------
          Net Asset Value,
            Offering and Redemption
            Price Per Share            $    10.23       $     9.04      $      8.80       $    10.86         $      9.39
                                       ==========       ==========      ===========       ==========         ===========
  Class C: Net Assets                  $  871,996       $2,089,816      $ 8,297,580       $3,202,083         $ 5,732,235
                                       ----------       ----------      -----------       ----------         -----------
          Shares Outstanding               85,342          230,681          942,398          294,663             610,846
                                       ----------       ----------      -----------       ----------         -----------
          Net Asset Value,
            Offering and Redemption
            Price Per Share            $    10.22       $     9.06      $      8.80       $    10.87         $      9.38
                                       ==========       ==========      ===========       ==========         ===========
  Class X: Net Assets                  $2,403,960       $4,084,704      $12,368,000       $7,163,388         $12,402,593
                                       ----------       ----------      -----------       ----------         -----------
          Shares Outstanding              235,388          450,857        1,405,649          660,064           1,321,511
                                       ----------       ----------      -----------       ----------         -----------
          Net Asset Value,
            Offering and Redemption
            Price Per Share            $    10.21       $     9.06      $      8.80       $    10.85         $      9.39
                                       ==========       ==========      ===========       ==========         ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
                                       47

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

OCTOBER 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                            ASAF                                                    ASAF         ASAF
                                          ROBERTSON     ASAF LORD                     ASAF       NEUBERGER&   NEUBERGER&
                                          STEPHENS       ABBETT      ASAF JANUS      MARSICO       BERMAN       BERMAN
                                           VALUE +     GROWTH AND     OVERSEAS       CAPITAL      MID-CAP      MID-CAP
                                           GROWTH        INCOME        GROWTH        GROWTH        GROWTH       VALUE
                                            FUND          FUND          FUND          FUND          FUND         FUND
                                         -----------   -----------   -----------   -----------   ----------   ----------
ASSETS:
  Investments in Securities at Value
    (A)                                  $19,944,749   $33,640,141   $43,671,595   $43,827,625   $2,666,603   $3,768,810
  Cash                                            --           --         91,209            --          --        13,959
  Foreign Currency                                --           --             57            --          --            --
  Receivable For:
    Securities Sold                           99,032       28,667        391,321       591,934          --        10,365
    Dividends and Interest                     5,393       57,313         27,555        26,894         652         1,724
    Fund Shares Sold                         229,362      382,252      1,436,400     3,402,781     328,372       441,666
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                   --           --         98,853            --          --            --
  Receivable from Investment Manager          14,892       13,126         30,236            --          --            --
  Deferred Organization Costs                     --           --             --            --          --            --
  Prepaid Expenses                            30,602       28,903         32,757        78,959      34,487        35,519
                                         -----------   -----------   -----------   -----------   ----------   ----------
      Total Assets                        20,324,030   34,150,402     45,779,983    47,928,193   3,030,114     4,272,043
                                         -----------   -----------   -----------   -----------   ----------   ----------
LIABILITIES:
  Cash Overdraft                             150,397           --             --            --          --            --
  Payable to Investment Manager                   --           --             --         5,150         714         1,948
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                   --           --        412,282            --          --            --
  Payable For:
    Securities Purchased                     322,271    1,427,606        173,226     5,687,129      23,389       359,490
    Fund Shares Redeemed                     107,557        6,911        117,182       343,469          --            --
    Distribution Fees                         23,776       36,587         45,737        30,643       1,640         2,249
    Accrued Expenses and Other
      Liabilities                             48,907       28,070         74,538        73,234      13,983        13,806
                                         -----------   -----------   -----------   -----------   ----------   ----------
      Total Liabilities                      652,908    1,499,174        822,965     6,139,625      39,726       377,493
                                         -----------   -----------   -----------   -----------   ----------   ----------
NET ASSETS                               $19,671,122   $32,651,228   $44,957,018   $41,788,568   $2,990,388   $3,894,550
                                         ===========   ===========   ===========   ===========   ==========   ==========
COMPONENTS OF NET ASSETS
Capital Stock                            $     1,887   $    3,103    $     4,274   $     4,131   $     254    $      381
Additional Paid-In Capital                20,562,552   32,882,932     46,340,319    40,534,338   2,670,464     3,810,659
Undistributed Net Investment Income               --       16,307             --        14,303          --         1,431
Accumulated Net Realized Gain (Loss) on
  Investments                             (2,156,987)  (1,190,045)    (2,527,854)     (949,883)     92,623         1,518
Net Unrealized Appreciation
  (Depreciation) on Investments            1,263,670      938,931      1,140,279     2,185,679     227,047        80,561
                                         -----------   -----------   -----------   -----------   ----------   ----------
NET ASSETS                               $19,671,122   $32,651,228   $44,957,018   $41,788,568   $2,990,388   $3,894,550
                                         ===========   ===========   ===========   ===========   ==========   ==========
(A) Investments at Cost                  $18,681,079   $32,701,210   $42,217,834   $41,641,946   $2,439,556   $3,688,249
                                         ===========   ===========   ===========   ===========   ==========   ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               ASAF                                                   ASAF         ASAF
                                            ROBERTSON     ASAF LORD                     ASAF       NEUBERGER&   NEUBERGER&
                                             STEPHENS      ABBETT      ASAF JANUS      MARSICO       BERMAN       BERMAN
                                             VALUE +     GROWTH AND     OVERSEAS       CAPITAL      MID-CAP      MID-CAP
                                              GROWTH       INCOME        GROWTH        GROWTH        GROWTH       VALUE
                                               FUND         FUND          FUND          FUND          FUND         FUND
                                            ----------   -----------   -----------   -----------   ----------   ----------
NET ASSET VALUE:
  Class A: Net Assets                       $2,690,074   $5,572,270    $ 8,812,591   $ 7,036,624    $587,459    $  716,522
                                            ----------   -----------   -----------   -----------    --------    ----------
          Shares Outstanding                   257,568      529,739        835,097       694,975      49,762        70,023
                                            ----------   -----------   -----------   -----------    --------    ----------
          Net Asset Value and
            Redemption Price
            Per Share                       $    10.44   $    10.52    $     10.55   $     10.13    $  11.81    $    10.23
                                            ==========   ===========   ===========   ===========    ========    ==========
            Divided by
              (1 - Maximum
               Sales Charge)                        95%          95%            95%           95%         95%           95%
                                            ----------   -----------   -----------   -----------    --------    ----------
          Offering Price
            Per Share*                      $    10.99   $    11.07    $     11.11   $     10.66    $  12.43    $    10.77
                                            ==========   ===========   ===========   ===========    ========    ==========
  Class B: Net Assets                       $7,468,028   $10,710,275   $15,338,901   $17,994,036    $991,231    $1,885,549
                                            ----------   -----------   -----------   -----------    --------    ----------
          Shares Outstanding                   715,912    1,017,238      1,459,790     1,778,634      84,106       184,421
                                            ----------   -----------   -----------   -----------    --------    ----------
          Net Asset Value,
            Offering and Redemption
            Price Per Share                 $    10.43   $    10.53    $     10.51   $     10.12    $  11.79    $    10.22
                                            ==========   ===========   ===========   ===========    ========    ==========
  Class C: Net Assets                       $2,634,489   $5,018,776    $ 9,579,952   $11,012,325    $903,060    $  997,368
                                            ----------   -----------   -----------   -----------    --------    ----------
          Shares Outstanding                   253,397      477,471        910,654     1,089,030      76,609        97,591
                                            ----------   -----------   -----------   -----------    --------    ----------
          Net Asset Value,
            Offering and Redemption
            Price Per Share                 $    10.40   $    10.51    $     10.52   $     10.11    $  11.79    $    10.22
                                            ==========   ===========   ===========   ===========    ========    ==========
  Class X: Net Assets                       $6,878,531   $11,349,907   $11,225,574   $ 5,745,583    $508,638    $  295,111
                                            ----------   -----------   -----------   -----------    --------    ----------
          Shares Outstanding                   660,802    1,079,046      1,069,006       568,365      43,133        28,876
                                            ----------   -----------   -----------   -----------    --------    ----------
          Net Asset Value,
            Offering and Redemption
            Price Per Share                 $    10.41   $    10.52    $     10.50   $     10.11    $  11.79    $    10.22
                                            ==========   ===========   ===========   ===========    ========    ==========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

OCTOBER 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                      ASAF            ASAF          ASAF          ASAF          ASAF
                                                  T. ROWE PRICE      JANUS         INVESCO        TOTAL          JPM
                                                  INTERNATIONAL     CAPITAL        EQUITY        RETURN         MONEY
                                                     EQUITY          GROWTH        INCOME         BOND         MARKET
                                                      FUND            FUND          FUND          FUND          FUND
                                                  -------------   ------------   -----------   -----------   -----------
ASSETS:
  Investments in corresponding Portfolios of
    American Skandia Master Trust (A)              $12,386,037    $139,512,761   $53,634,206   $44,428,282   $43,343,103
  Receivable for Investments Sold in
    Corresponding Portfolios of American Skandia
    Master Trust                                        35,992         189,274       44,511       142,182        973,095
  Receivable for Fund Shares Sold                      105,054       4,167,035    1,078,236     2,072,663        720,436
  Receivable from Investment Manager                    32,150          76,877       42,554        29,818         28,504
  Deferred Organization Costs                           51,650          51,651       51,652        51,651         51,650
  Prepaid Expenses                                      19,884          24,269       21,553        21,466         21,507
                                                   -----------    ------------   -----------   -----------   -----------
      Total Assets                                  12,630,767     144,021,867   54,872,712    46,746,062     45,138,295
                                                   -----------    ------------   -----------   -----------   -----------
LIABILITIES:
  Payable for Investments Purchased in
    Corresponding Portfolios of American Skandia
    Master Trust                                       105,054       4,167,035    1,078,236     2,072,663        720,436
  Payable For:
    Fund Shares Redeemed                                35,992         189,274       44,511       142,182        973,095
    Distribution Fees                                   14,712         147,089       61,480        46,079         52,444
    Accrued Expenses and Other Liabilities              46,291          93,360       74,309        44,932         38,265
    Accrued Dividends                                       --              --           --       144,004             --
                                                   -----------    ------------   -----------   -----------   -----------
      Total Liabilities                                202,049       4,596,758    1,258,536     2,449,860      1,784,240
                                                   -----------    ------------   -----------   -----------   -----------
NET ASSETS                                         $12,428,718    $139,425,109   $53,614,176   $44,296,202   $43,354,055
                                                   ===========    ============   ===========   ===========   ===========
COMPONENTS OF NET ASSETS
Capital Stock                                      $     1,295    $     10,628   $    4,556    $    3,827    $    43,355
Additional Paid-In Capital                          12,538,472     130,168,687   51,897,732    43,673,920     43,311,366
Undistributed Net Investment Income                         --              --      192,820            --             --
Accumulated Net Realized Gain (Loss) on
  Investments                                          (71,356)     (4,984,010)    (530,360)      371,332           (666)
Net Unrealized Appreciation (Depreciation) on
  Investments                                          (39,693)     14,229,804    2,049,428       247,123             --
                                                   -----------    ------------   -----------   -----------   -----------
NET ASSETS                                         $12,428,718    $139,425,109   $53,614,176   $44,296,202   $43,354,055
                                                   ===========    ============   ===========   ===========   ===========
(A) Investments at Cost                            $12,425,730    $125,282,957   $51,584,778   $44,181,159   $43,343,103
                                                   ===========    ============   ===========   ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       ASAF           ASAF          ASAF          ASAF          ASAF
                                                   T. ROWE PRICE      JANUS        INVESCO        TOTAL          JPM
                                                   INTERNATIONAL     CAPITAL       EQUITY        RETURN         MONEY
                                                      EQUITY         GROWTH        INCOME         BOND         MARKET
                                                       FUND           FUND          FUND          FUND          FUND
                                                   -------------   -----------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                               $1,684,636     $24,557,550   $8,911,279    $6,034,304    $ 7,371,775
                                                    ----------     -----------   -----------   -----------   -----------
          Shares Outstanding                           179,443       1,704,063      758,150       559,198      7,371,833
                                                    ----------     -----------   -----------   -----------   -----------
          Net Asset Value and Redemption Price
            Per Share                               $     9.39     $     14.41   $    11.75    $    10.79    $      1.00
                                                    ==========     ===========   ===========   ===========   ===========
            Divided by
              (1 -- Maximum
               Sales Charge)                                95%             95%          95%       95 3/4%           100%
                                                    ----------     -----------   -----------   -----------   -----------
          Offering Price
            Per Share*                              $     9.88     $     15.17   $    12.37    $    11.27    $      1.00
                                                    ==========     ===========   ===========   ===========   ===========
  Class B: Net Assets                               $3,317,444     $56,582,033   $18,045,555   $17,821,072   $16,553,642
                                                    ----------     -----------   -----------   -----------   -----------
          Shares Outstanding                           346,037       4,395,488    1,533,134     1,669,222     16,553,845
                                                    ----------     -----------   -----------   -----------   -----------
          Net Asset Value, Offering and
            Redemption Price Per Share              $     9.59     $     12.87   $    11.77    $    10.68    $      1.00
                                                    ==========     ===========   ===========   ===========   ===========
  Class C: Net Assets                               $2,282,265     $21,710,176   $8,361,589    $8,743,037    $ 6,895,453
                                                    ----------     -----------   -----------   -----------   -----------
          Shares Outstanding                           238,419       1,689,074      710,447       819,152      6,895,497
                                                    ----------     -----------   -----------   -----------   -----------
          Net Asset Value, Offering and
            Redemption Price Per Share              $     9.57     $     12.85   $    11.77    $    10.67    $      1.00
                                                    ==========     ===========   ===========   ===========   ===========
  Class X: Net Assets                               $5,144,373     $36,575,350   $18,295,753   $11,697,789   $12,533,185
                                                    ----------     -----------   -----------   -----------   -----------
          Shares Outstanding                           535,475       2,839,433    1,555,452     1,094,712     12,533,546
                                                    ----------     -----------   -----------   -----------   -----------
          Net Asset Value, Offering and
            Redemption Price Per Share              $     9.61     $     12.88   $    11.76    $    10.69    $      1.00
                                                    ==========     ===========   ===========   ===========   ===========

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE YEAR ENDED OCTOBER 31, 1998

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                    ASAF FOUNDERS         ASAF            ASAF              ASAF
                                    INTERNATIONAL       FOUNDERS         T. ROWE          AMERICAN             ASAF
                                        SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC      FEDERATED
                                    CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED        HIGH YIELD BOND
                                         FUND             FUND            FUND              FUND               FUND
                                    --------------   --------------   -------------   -----------------   ---------------
INVESTMENT INCOME:
  Interest                            $  36,357        $  48,863       $   132,607       $   229,222        $ 1,877,965
  Dividends                              23,666            2,148           275,526            32,581             20,247
  Foreign Taxes Withheld                 (1,991)              --              (170)               --                 --
                                      ---------        ---------       -----------       -----------        -----------
      Total Investment Income            58,032           51,011           407,963           261,803          1,898,212
                                      ---------        ---------       -----------       -----------        -----------
EXPENSES:
  Advisory Fees                          34,725           46,399           210,033            81,420            148,821
  Shareholder Servicing Fees            107,613          119,116           212,901           117,186            148,079
  Administration and Accounting
    Fees                                 53,627           53,627            53,627            53,627             58,252
  Custodian Fees                         20,175           15,000            53,977            15,555              9,300
  Distribution Fees -- Class A            2,442            5,113            17,837             7,594             15,554
  Distribution Fees -- Class B            8,755           14,241            71,355            30,662             92,017
  Distribution Fees -- Class C            4,773            7,496            34,459            14,102             29,755
  Distribution Fees -- Class X           13,156           19,591            68,546            30,515             59,722
  Professional Fees                       3,623            5,963            23,536             8,063             23,093
  Organization Costs                     12,905           12,905            12,905            12,905             12,905
  Directors' Fees                         1,172            1,916             7,778             3,112              7,404
  Registration Fees                      35,197           39,127            53,772            42,516             57,817
  Miscellaneous Expenses                  5,092            2,892             3,426               406             34,279
                                      ---------        ---------       -----------       -----------        -----------
      Total Expenses                    303,255          343,386           824,152           417,663            696,998
      Less: Reimbursement of
             Expenses by
             Investment Manager        (223,621)        (235,079)         (369,413)         (235,278)          (287,349)
           Waiver of fees by
             Investment Manager              --               --                --                --                 --
                                      ---------        ---------       -----------       -----------        -----------
      Net Expenses                       79,634          108,307           454,739           182,385            409,649
                                      ---------        ---------       -----------       -----------        -----------
Net Investment Income (Loss)            (21,602)         (57,296)          (46,776)           79,418          1,488,563
                                      ---------        ---------       -----------       -----------        -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                         (191,059)        (860,753)         (126,469)       (1,207,852)           (17,619)
    Futures Contracts                        --               --          (246,781)               --                 --
    Foreign Currency Transactions       (12,031)              --                (3)               --                 --
                                      ---------        ---------       -----------       -----------        -----------
  Net Realized Gain (Loss)             (203,090)        (860,753)         (373,253)       (1,207,852)           (17,619)
                                      ---------        ---------       -----------       -----------        -----------
  Net Change in Unrealized
    Appreciation (Depreciation)
    on:
    Securities                          (55,420)          50,611        (5,500,322)        1,441,116         (2,955,623)
    Translation of Assets and
      Liabilities Denominated in
      Foreign Currencies                    267               --                --                --                 --
                                      ---------        ---------       -----------       -----------        -----------
  Net Change in Unrealized
    Appreciation (Depreciation)         (55,153)          50,611        (5,500,322)        1,441,116         (2,955,623)
                                      ---------        ---------       -----------       -----------        -----------
  Net Gain (Loss) on Investments       (258,243)        (810,142)       (5,873,575)          233,264         (2,973,242)
                                      ---------        ---------       -----------       -----------        -----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations                        $(279,845)       $(867,438)      $(5,920,351)      $   312,682        $(1,484,679)
                                      =========        =========       ===========       ===========        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               ASAF          ASAF                                     ASAF         ASAF
                                             ROBERTSON       LORD          ASAF          ASAF      NEUBERGER&   NEUBERGER&
                                             STEPHENS       ABBETT         JANUS       MARSICO       BERMAN       BERMAN
                                              VALUE +     GROWTH AND     OVERSEAS      CAPITAL      MID-CAP      MID-CAP
                                              GROWTH        INCOME        GROWTH        GROWTH       GROWTH       VALUE
                                              FUND(1)       FUND(1)       FUND(1)      FUND(2)      FUND(2)      FUND(2)
                                            -----------   -----------   -----------   ----------   ----------   ----------
INVESTMENT INCOME:
  Interest                                  $    21,194   $   40,946    $   193,330   $   80,175    $  3,155     $  7,294
  Dividends                                      33,899      217,853        104,170       28,675          --          770
  Foreign Taxes Withheld                             --       (1,981)       (10,337)          --          --           --
                                            -----------   -----------   -----------   ----------    --------     --------
      Total Investment Income                    55,093      256,818        287,163      108,850       3,155        8,064
                                            -----------   -----------   -----------   ----------    --------     --------
EXPENSES:
  Advisory Fees                                  97,166      137,118        159,533       43,773       1,920        2,770
  Shareholder Servicing Fees                    109,476      114,715        115,377       25,000      16,000       16,000
  Administration and Accounting Fees             27,904       27,951         27,858        4,377         213          308
  Custodian Fees                                 14,000       16,400        110,000        7,500         500          500
  Distribution Fees -- Class A                    5,330        9,519         12,605        3,943         140          292
  Distribution Fees -- Class B                   31,707       37,694         42,347       16,721         630        1,188
  Distribution Fees -- Class C                   10,026       16,206         27,801       13,826         847        1,063
  Distribution Fees -- Class X                   28,667       41,388         37,587        5,341         378          243
  Professional Fees                               6,572        9,251         10,581        1,860          86          125
  Organization Costs                                 --           --             --           --          --           --
  Directors' Fees                                 2,500        3,435          3,791          955          50           68
  Registration Fees                              52,407       57,183         57,930       14,030      11,088       10,920
  Miscellaneous Expenses                          2,743        2,818          6,257          463         451          451
                                            -----------   -----------   -----------   ----------    --------     --------
      Total Expenses                            388,498      473,678        611,667      137,789      32,303       33,928
      Less: Reimbursement of Expenses by
             Investment Manager                (199,391)    (220,329)      (265,321)     (43,242)    (27,642)     (27,295)
           Waiver of fees by Investment
             Manager                             (8,000)     (22,794)       (13,294)          --          --           --
                                            -----------   -----------   -----------   ----------    --------     --------
      Net Expenses                              181,107      230,555        333,052       94,547       4,661        6,633
                                            -----------   -----------   -----------   ----------    --------     --------
Net Investment Income (Loss)                   (126,014)      26,263        (45,889)      14,303      (1,506)       1,431
                                            -----------   -----------   -----------   ----------    --------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                               (2,156,987)  (1,190,045)    (2,527,854)    (949,883)     94,129        1,518
    Futures Contracts                                --           --             --           --          --           --
    Foreign Currency Transactions                    --           --       (108,614)          --          --           --
                                            -----------   -----------   -----------   ----------    --------     --------
  Net Realized Gain (Loss)                   (2,156,987)  (1,190,045)    (2,636,468)    (949,883)     94,129        1,518
                                            -----------   -----------   -----------   ----------    --------     --------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                1,263,670      938,931      1,453,761    2,185,679     227,047       80,561
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies              --           --       (313,482)          --          --           --
                                            -----------   -----------   -----------   ----------    --------     --------
  Net Change in Unrealized Appreciation
    (Depreciation)                            1,263,670      938,931      1,140,279    2,185,679     227,047       80,561
                                            -----------   -----------   -----------   ----------    --------     --------
  Net Gain (Loss) on Investments               (893,317)    (251,114)    (1,496,189)   1,235,796     321,176       82,079
                                            -----------   -----------   -----------   ----------    --------     --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations               $(1,019,331)  $ (224,851)   $(1,542,078)  $1,250,099    $319,670     $ 83,510
                                            ===========   ===========   ===========   ==========    ========     ========

(1) Commenced operations on December 31, 1997.
(2) Commenced operations on August 19, 1998.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE YEAR ENDED OCTOBER 31, 1998

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          ASAF           ASAF          ASAF         ASAF        ASAF
                                                      T. ROWE PRICE      JANUS       INVESCO       TOTAL         JPM
                                                      INTERNATIONAL     CAPITAL       EQUITY       RETURN       MONEY
                                                         EQUITY         GROWTH        INCOME        BOND       MARKET
                                                          FUND           FUND          FUND         FUND        FUND
                                                      -------------   -----------   ----------   ----------   ---------
INVESTMENT INCOME:
  Investment Income from Corresponding Portfolios of
    American Skandia Master Trust:
    Interest                                            $  25,617     $   543,389   $  499,625   $  862,174   $ 807,831
    Dividends                                             144,816         196,650      354,258           --          --
    Foreign Taxes Withheld                                (24,464)         (1,464)      (1,749)          --          --
                                                        ---------     -----------   ----------   ----------   ---------
      Total Investment Income                             145,969         738,575      852,134      862,174     807,831
      Expenses from Corresponding Portfolios of
        American Skandia Master Trust                    (194,777)       (644,026)    (287,544)    (145,115)   (106,649)
                                                        ---------     -----------   ----------   ----------   ---------
      Net Investment Income (Loss) from
        Corresponding Portfolios of American Skandia
        Master Trust                                      (48,808)         94,549      564,590      717,059     701,182
                                                        ---------     -----------   ----------   ----------   ---------
EXPENSES:
  Shareholder Servicing Fees                              136,360         268,483      185,866      114,400     116,419
  Administration and Accounting Fees                       28,502          43,001       38,501       31,002       4,991
  Distribution Fees -- Class A                              5,704          43,314       20,818        8,165      13,429
  Distribution Fees -- Class B                             18,156         191,372       86,453       47,166      40,013
  Distribution Fees -- Class C                             14,962          72,404       36,380       32,825      23,066
  Distribution Fees -- Class X                             30,723         157,105       92,482       43,683      59,705
  Professional Fees                                         2,533          19,944       12,324        5,539       4,896
  Organization Costs                                       12,199          12,199       12,199       12,199      12,199
  Directors' Fees                                           2,852          16,474        9,177        4,456       4,754
  Registration Fees                                        39,146          83,109       59,086       48,706      52,446
  Miscellaneous Expenses                                       79           1,490        1,231          591         317
                                                        ---------     -----------   ----------   ----------   ---------
      Total Expenses                                      291,216         908,895      554,517      348,732     332,235
                                                        ---------     -----------   ----------   ----------   ---------
      Less: Reimbursement of Expenses by Investment
        Manager                                          (296,056)       (479,715)    (336,129)    (235,704)   (153,029)
                                                        ---------     -----------   ----------   ----------   ---------
Net Investment Income (Loss)                              (43,968)       (334,631)     346,202      604,031     521,976
                                                        ---------     -----------   ----------   ----------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIOS OF AMERICAN SKANDIA
  MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                                            (71,356)     (4,945,203)    (517,156)     371,331        (666)
    Futures Contracts                                          --              --           --           --          --
    Foreign Currency Transactions                           3,564            (333)          --           --          --
                                                        ---------     -----------   ----------   ----------   ---------
  Net Realized Gain (Loss)                                (67,792)     (4,945,536)    (517,156)     371,331        (666)
                                                        ---------     -----------   ----------   ----------   ---------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                             19,113      14,298,450    2,038,173      235,283          --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                     6,665             (46)          --           --          --
                                                        ---------     -----------   ----------   ----------   ---------
  Net Change in Unrealized Appreciation
    (Depreciation)                                         25,778      14,298,404    2,038,173      235,283          --
                                                        ---------     -----------   ----------   ----------   ---------
  Net Gain (Loss) on Investments                          (42,014)      9,352,868    1,521,017      606,614        (666)
                                                        ---------     -----------   ----------   ----------   ---------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                     $ (85,982)    $ 9,018,237   $1,867,219   $1,210,645   $ 521,310
                                                        =========     ===========   ==========   ==========   =========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            ASAF FOUNDERS
                                            INTERNATIONAL                   ASAF FOUNDERS                   ASAF T. ROWE
                                                SMALL                           SMALL                        PRICE SMALL
                                           CAPITALIZATION                  CAPITALIZATION                   COMPANY VALUE
                                                FUND                            FUND                            FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                      YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                         1998          1997(1)           1998          1997(1)           1998          1997(1)
                                    --------------   ------------   --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)        $  (21,602)      $    819      $   (57,296)      $ (1,017)     $   (46,776)     $      422
  Net Realized Gain (Loss) on
    Investments                         (203,090)          (287)        (860,753)            --         (373,253)            (37)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments                          (55,153)       (10,214)          50,611         (2,016)      (5,500,322)        (31,617)
                                      ----------       --------      -----------       --------      -----------      ----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations      (279,845)        (9,682)        (867,438)        (3,033)      (5,920,351)        (31,232)
                                      ----------       --------      -----------       --------      -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                 (452)            --               --             --             (181)             --
    Class B                                 (125)            --               --             --             (114)             --
    Class C                                  (62)            --               --             --              (35)             --
    Class X                                 (180)            --               --             --              (92)             --
  In Excess of Net Investment
    Income:
    Class A                                  (74)            --               --             --           (4,193)             --
    Class B                                  (20)            --               --             --           (2,624)             --
    Class C                                  (10)            --               --             --             (814)             --
    Class X                                  (29)            --               --             --           (2,136)             --
  From Net Realized Gains:
    Class A                                   --             --               --             --               --              --
    Class B                                   --             --               --             --               --              --
    Class C                                   --             --               --             --               --              --
    Class X                                   --             --               --             --               --              --
                                      ----------       --------      -----------       --------      -----------      ----------
Total Distributions                         (952)            --               --             --          (10,189)             --
                                      ----------       --------      -----------       --------      -----------      ----------
CAPITAL SHARE TRANSACTIONS (NOTE
  4):
  Net Increase in Net Assets from
    Capital Share Transactions         5,208,868        620,488       10,639,455        882,116       44,422,288       2,534,338
                                      ----------       --------      -----------       --------      -----------      ----------
Net Increase in Net Assets             4,928,071        610,806        9,772,017        879,083       38,491,748       2,503,106
NET ASSETS:
  Beginning of Period                    620,806         10,000          889,083         10,000        2,513,106          10,000
                                      ----------       --------      -----------       --------      -----------      ----------
  End of Period                       $5,548,877       $620,806      $10,661,100       $889,083      $41,004,854      $2,513,106
                                      ==========       ========      ===========       ========      ===========      ==========

(1) Commenced operations on July 28, 1997.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           ASAF
                                                                                             ASAF          LORD
                                                                                           ROBERTSON      ABBETT
                                   ASAF AMERICAN                                           STEPHENS       GROWTH      ASAF JANUS
                                      CENTURY                    ASAF FEDERATED             VALUE +         AND        OVERSEAS
                                 STRATEGIC BALANCED                HIGH YIELD               GROWTH        INCOME        GROWTH
                                        FUND                        BOND FUND                FUND          FUND          FUND
                             --------------------------   -----------------------------   -----------   -----------   -----------
                             YEAR ENDED    PERIOD ENDED     YEAR ENDED     PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                             OCTOBER 31,   OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                1998         1997(1)           1998          1997(1)        1998(2)       1998(2)       1998(2)
                             -----------   ------------   --------------   ------------   -----------   -----------   -----------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                   $    79,418    $    2,252     $ 1,488,563      $    5,911    $  (126,014)  $    26,263   $   (45,889)
  Net Realized Gain (Loss)
    on Investments            (1,207,852)       (1,010)        (17,619)         (4,183)    (2,156,987)   (1,190,045)   (2,636,468)
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                1,441,116        (7,216)     (2,955,623)        (24,847)     1,263,670       938,931     1,140,279
                             -----------    ----------     -----------      ----------    -----------   -----------   -----------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                     312,682        (5,974)     (1,484,679)        (23,119)    (1,019,331)     (224,851)   (1,542,078)
                             -----------    ----------     -----------      ----------    -----------   -----------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From Net Investment
    Income:
    Class A                      (11,493)           --        (230,890)         (3,360)            --        (6,881)           --
    Class B                       (9,726)           --        (635,141)         (1,321)            --        (1,202)           --
    Class C                       (4,525)           --        (207,080)           (470)            --          (484)           --
    Class X                       (9,794)           --        (415,452)           (760)            --        (1,389)           --
  In Excess of Net
    Investment Income:
    Class A                           --            --              --              --             --            --            --
    Class B                           --            --              --              --             --            --            --
    Class C                           --            --              --              --             --            --            --
    Class X                           --            --              --              --             --            --            --
  From Net Realized Gains:
    Class A                           --            --              --              --             --            --            --
    Class B                           --            --              --              --             --            --            --
    Class C                           --            --              --              --             --            --            --
    Class X                           --            --              --              --             --            --            --
                             -----------    ----------     -----------      ----------    -----------   -----------   -----------
Total Distributions              (35,538)           --      (1,488,563)         (5,911)            --        (9,956)           --
                             -----------    ----------     -----------      ----------    -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net
    Assets from Capital
    Share Transactions        20,468,469     1,247,302      44,745,185       3,855,489     20,690,453    32,886,035    46,499,096
                             -----------    ----------     -----------      ----------    -----------   -----------   -----------
Net Increase in Net Assets    20,745,613     1,241,328      41,771,943       3,826,459     19,671,122    32,651,228    44,957,018
NET ASSETS:
  Beginning of Period          1,251,328        10,000       3,836,459          10,000             --            --            --
                             -----------    ----------     -----------      ----------    -----------   -----------   -----------
  End of Period              $21,996,941    $1,251,328     $45,608,402      $3,836,459    $19,671,122   $32,651,228   $44,957,018
                             ===========    ==========     ===========      ==========    ===========   ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                ASAF          ASAF
                                  ASAF       NEUBERGER&    NEUBERGER&
                                 MARSICO       BERMAN        BERMAN
                                 CAPITAL       MID-CAP       MID-CAP         ASAF T. ROWE PRICE               ASAF JANUS
                                 GROWTH        GROWTH         VALUE            INTERNATIONAL                CAPITAL GROWTH
                                  FUND          FUND          FUND              EQUITY FUND                      FUND
                               -----------   -----------   -----------   --------------------------   ---------------------------
                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                               OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                 1998(3)       1998(3)       1998(3)        1998         1997(4)          1998         1997(4)
                               -----------   -----------   -----------   -----------   ------------   ------------   ------------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                     $    14,303   $   (1,506)   $    1,431    $   (43,968)   $     (282)   $   (334,631)   $    7,214
  Net Realized Gain (Loss) on
    Investments                   (949,883)      94,129         1,518        (67,792)         (583)     (4,945,536)      (38,807)
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                  2,185,679      227,047        80,561         25,778       (65,471)     14,298,404       (68,600)
                               -----------   ----------    ----------    -----------    ----------    ------------    ----------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                     1,250,099      319,670        83,510        (85,982)      (66,336)      9,018,237      (100,193)
                               -----------   ----------    ----------    -----------    ----------    ------------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From Net Investment Income:
    Class A                             --           --            --             --            --          (3,261)           --
    Class B                             --           --            --             --            --          (1,754)           --
    Class C                             --           --            --             --            --            (551)           --
    Class X                             --           --            --             --            --          (1,648)           --
  In Excess of Net Investment
    Income:
    Class A                             --           --            --             --            --          (2,821)           --
    Class B                             --           --            --             --            --          (1,518)           --
    Class C                             --           --            --             --            --            (476)           --
    Class X                             --           --            --             --            --          (1,426)           --
  From Net Realized Gains:
    Class A                             --           --            --             --            --              --            --
    Class B                             --           --            --             --            --              --            --
    Class C                             --           --            --             --            --              --            --
    Class X                             --           --            --             --            --              --            --
                               -----------   ----------    ----------    -----------    ----------    ------------    ----------
Total Distributions                     --           --            --             --            --         (13,455)           --
                               -----------   ----------    ----------    -----------    ----------    ------------    ----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                40,538,469    2,670,718     3,811,040     10,953,519     1,617,517     126,069,978     4,440,542
                               -----------   ----------    ----------    -----------    ----------    ------------    ----------
Net Increase in Net Assets      41,788,568    2,990,388     3,894,550     10,867,537     1,551,181     135,074,760     4,340,349
NET ASSETS:
  Beginning of Period                   --           --            --      1,561,181        10,000       4,350,349        10,000
                               -----------   ----------    ----------    -----------    ----------    ------------    ----------
  End of Period                $41,788,568   $2,990,388    $3,894,550    $12,428,718    $1,561,181    $139,425,109    $4,350,349
                               ===========   ==========    ==========    ===========    ==========    ============    ==========

(1) Commenced operations on July 28, 1997.
(2) Commenced operations on December 31, 1997.
(3) Commenced operations on August 19, 1998.
(4) Commenced operations on June 10, 1997.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    ASAF INVESCO                  ASAF TOTAL                    ASAF JPM
                                                   EQUITY INCOME                 RETURN BOND                  MONEY MARKET
                                                        FUND                         FUND                         FUND
                                             --------------------------   --------------------------   --------------------------
                                             YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                             OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                1998         1997(5)         1998         1997(5)         1998         1997(6)
                                             -----------   ------------   -----------   ------------   -----------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)               $   346,202    $    7,857    $   604,031    $    3,392    $   521,976    $    5,120
  Net Realized Gain (Loss) on Investments       (517,156)      (13,204)       371,331           288           (666)           25
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments              2,038,173        11,255        235,283        11,840             --            --
                                             -----------    ----------    -----------    ----------    -----------    ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                    1,867,219         5,908      1,210,645        15,520        521,310         5,145
                                             -----------    ----------    -----------    ----------    -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                      (38,382)           --        (81,710)         (136)      (105,287)       (1,356)
    Class B                                      (49,590)           --       (203,491)         (360)      (132,858)       (1,080)
    Class C                                      (19,657)           --       (142,796)         (103)       (78,804)         (908)
    Class X                                      (53,610)           --       (178,399)         (430)      (205,027)       (1,776)
  In Excess of Net Investment Income:
    Class A                                           --            --             --            --             --            --
    Class B                                           --            --             --            --             --            --
    Class C                                           --            --             --            --             --            --
    Class X                                           --            --             --            --             --            --
  From Net Realized Gains:
    Class A                                           --            --            (35)           --             (4)           --
    Class B                                           --            --            (98)           --            (10)           --
    Class C                                           --            --            (43)           --             (4)           --
    Class X                                           --            --           (111)           --             (7)           --
                                             -----------    ----------    -----------    ----------    -----------    ----------
Total Distributions                             (161,239)           --       (606,683)       (1,029)      (522,001)       (5,120)
                                             -----------    ----------    -----------    ----------    -----------    ----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net Increase in Net Assets from Capital
    Share Transactions                        48,599,599     3,292,689     42,508,563     1,159,186     41,796,215     1,548,506
                                             -----------    ----------    -----------    ----------    -----------    ----------
Net Increase in Net Assets                    50,305,579     3,298,597     43,112,525     1,173,677     41,795,524     1,548,531
NET ASSETS:
  Beginning of Period                          3,308,597        10,000      1,183,677        10,000      1,558,531        10,000
                                             -----------    ----------    -----------    ----------    -----------    ----------
  End of Period                              $53,614,176    $3,308,597    $44,296,202    $1,183,677    $43,354,055    $1,558,531
                                             ===========    ==========    ===========    ==========    ===========    ==========

(5) Commenced operations on June 18, 1997.
(6) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

                     [This page intentionally left blank.]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                       Year         Value         Net        Net Realized   Total from
                                       Ended      Beginning   Investment     & Unrealized   Investment
                                    October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                    -----------   ---------  -------------   ------------   ----------
ASAF FOUNDERS INTERNATIONAL SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
  Class A                            1998          $  9.87      $(0.02)         $ 0.45        $ 0.43
                                     1997(1)         10.00        0.05           (0.18)        (0.13)
  Class B                            1998             9.85       (0.08)           0.46          0.38
                                     1997(1)         10.00        0.04           (0.19)        (0.15)
  Class C                            1998             9.86       (0.08)           0.44          0.36
                                     1997(1)         10.00        0.04           (0.18)        (0.14)
  Class X                            1998             9.84       (0.08)           0.45          0.37
                                     1997(1)         10.00        0.04           (0.20)        (0.16)
ASAF FOUNDERS SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
  Class A                            1998          $  9.94      $(0.07)         $(0.76)       $(0.83)
                                     1997(1)         10.00       (0.03)          (0.03)        (0.06)
  Class B                            1998             9.93       (0.12)          (0.77)        (0.89)
                                     1997(1)         10.00       (0.04)          (0.03)        (0.07)
  Class C                            1998             9.94       (0.10)          (0.78)        (0.88)
                                     1997(1)         10.00       (0.04)          (0.02)        (0.06)
  Class X                            1998             9.93       (0.11)          (0.76)        (0.87)
                                     1997(1)         10.00       (0.04)          (0.03)        (0.07)
ASAF T. ROWE PRICE SMALL COMPANY
VALUE FUND:
------------------------------
------------------------------
  Class A                            1998          $ 10.46      $ 0.04          $(1.62)       $(1.58)
                                     1997(1)         10.00        0.02            0.44          0.46
  Class B                            1998            10.44       (0.02)          (1.61)        (1.63)
                                     1997(1)         10.00          --            0.44          0.44
  Class C                            1998            10.45       (0.02)          (1.62)        (1.64)
                                     1997(1)         10.00          --            0.45          0.45
  Class X                            1998            10.44       (0.02)          (1.61)        (1.63)
                                     1997(1)         10.00          --            0.44          0.44
ASAF AMERICAN CENTURY STRATEGIC
BALANCED FUND:
------------------------------
------------------------------
  Class A                            1998          $  9.99      $ 0.15          $ 0.84        $ 0.99
                                     1997(1)         10.00        0.04           (0.05)        (0.01)
  Class B                            1998             9.96        0.09            0.85          0.94
                                     1997(1)         10.00        0.02           (0.06)        (0.04)
  Class C                            1998             9.98        0.09            0.84          0.93
                                     1997(1)         10.00        0.02           (0.04)        (0.02)
  Class X                            1998             9.96        0.09            0.84          0.93
                                     1997(1)         10.00        0.02           (0.06)        (0.04)
ASAF FEDERATED HIGH YIELD BOND
FUND:
------------------------------
------------------------------
  Class A                            1998          $  9.93      $ 0.74          $(0.55)       $ 0.19
                                     1997(1)         10.00        0.05           (0.07)        (0.02)
  Class B                            1998             9.93        0.69           (0.54)         0.15
                                     1997(1)         10.00        0.04           (0.07)        (0.03)
  Class C                            1998             9.93        0.69           (0.55)         0.14
                                     1997(1)         10.00        0.03           (0.07)        (0.04)
  Class X                            1998             9.93        0.69           (0.54)         0.15
                                     1997(1)         10.00        0.04           (0.07)        (0.03)


                                             Less Distributions
                                   --------------------------------------
                                    From Net    From Net    In Excess of
                                   Investment   Realized   Net Investment
                                     Income      Gains         Income
                                   ----------   --------   --------------
ASAF FOUNDERS INTERNATIONAL SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
  Class A                            $(0.03)       $--         $   --
                                         --        --              --
  Class B                                --        --              --
                                         --        --              --
  Class C                                --        --              --
                                         --        --              --
  Class X                                --        --              --
                                         --        --              --
ASAF FOUNDERS SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
  Class A                            $   --        $--         $   --
                                         --        --              --
  Class B                                --        --              --
                                         --        --              --
  Class C                                --        --              --
                                         --        --              --
  Class X                                --        --              --
                                         --        --              --
ASAF T. ROWE PRICE SMALL COMPANY
VALUE FUND:
------------------------------
------------------------------
  Class A                            $   --        $--         $(0.03)
                                         --        --              --
  Class B                                --        --           (0.01)
                                         --        --              --
  Class C                                --        --           (0.01)
                                         --        --              --
  Class X                                --        --           (0.01)
                                         --        --              --
ASAF AMERICAN CENTURY STRATEGIC
BALANCED FUND:
------------------------------
------------------------------
  Class A                            $(0.09)       $--         $   --
                                         --        --              --
  Class B                             (0.04)       --              --
                                         --        --              --
  Class C                             (0.04)       --              --
                                         --        --              --
  Class X                             (0.04)       --              --
                                         --        --              --
ASAF FEDERATED HIGH YIELD BOND
FUND:
------------------------------
------------------------------
  Class A                            $(0.74)       $--         $   --
                                      (0.05)       --              --
  Class B                             (0.69)       --              --
                                      (0.04)       --              --
  Class C                             (0.69)       --              --
                                      (0.03)       --              --
  Class X                             (0.69)       --              --
                                      (0.04)       --              --

--------------------------------------------------------------------------------

                                            Supplemental Data                     Ratios of Expenses
                                  -------------------------------------          to Average Net Assets
                    Net Asset                 Net Assets at   Portfolio   -----------------------------------
      Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
  Distributions   End of Period   Return(2)    (In 000's)       Rate      Reimbursement(3)   Reimbursement(3)
  -------------   -------------   ---------   -------------   ---------   ----------------   ----------------
     $(0.03)         $10.27          4.32%       $   886          49%           2.10%               9.20%
         --            9.87         (1.30)%          106          --            2.10%             136.49%
         --           10.23          3.90%         1,387          49%           2.60%               9.80%
         --            9.85         (1.50)%          230          --            2.60%              90.64%
         --           10.22          3.69%           872          49%           2.60%               9.72%
         --            9.86         (1.40)%           79          --            2.60%              55.02%
         --           10.21          3.80%         2,404          49%           2.60%               9.58%
         --            9.84         (1.60)%          206          --            2.60%              54.45%
     $   --          $ 9.11         (8.45)%      $ 1,801          94%           1.70%               6.38%
         --            9.94         (0.60)%          193          --            1.70%             105.48%
         --            9.04         (8.96)%        2,685          94%           2.20%               6.86%
         --            9.93         (0.70)%          353          --            2.20%              57.99%
         --            9.06         (8.85)%        2,090          94%           2.20%               6.60%
         --            9.94         (0.60)%           74          --            2.20%              42.48%
         --            9.06         (8.76)%        4,085          94%           2.20%               6.69%
         --            9.93         (0.70)%          270          --            2.20%              47.29%
     $(0.03)         $ 8.85        (15.13)%      $ 7,155           4%           1.75%               3.51%
         --           10.46          4.60%           383          --            1.75%              54.47%
      (0.01)           8.80        (15.63)%       13,184           4%           2.25%               4.03%
         --           10.44          4.40%         1,155          --            2.25%              30.14%
      (0.01)           8.80        (15.71)%        8,298           4%           2.25%               3.97%
         --           10.45          4.50%           335          --            2.25%              33.60%
      (0.01)           8.80        (15.63)%       12,368           4%           2.25%               4.00%
         --           10.44          4.40%           640          --            2.25%              22.43%
     $(0.09)         $10.89          9.93%       $ 3,359          93%           1.60%               4.32%
         --            9.99         (0.10)%          257           2%           1.60%              37.87%
      (0.04)          10.86          9.45%         8,272          93%           2.10%               4.65%
         --            9.96         (0.40)%          381           2%           2.10%              29.90%
      (0.04)          10.87          9.33%         3,202          93%           2.10%               4.77%
         --            9.98         (0.20)%          215           2%           2.10%              38.96%
      (0.04)          10.85          9.34%         7,164          93%           2.10%               4.66%
         --            9.96         (0.40)%          398           2%           2.10%              26.66%
     $(0.74)         $ 9.38          1.67%       $ 6,979          22%           1.50%               2.90%
      (0.05)           9.93         (0.23)%        2,154          11%           1.50%              30.49%
      (0.69)           9.39          1.25%        20,495          22%           2.00%               3.32%
      (0.04)           9.93         (0.30)%          920          11%           2.00%              30.22%
      (0.69)           9.38          1.26%         5,732          22%           2.00%               3.41%
      (0.03)           9.93         (0.36)%          206          11%           2.00%              29.26%
      (0.69)           9.39          1.26%        12,402          22%           2.00%               3.33%
      (0.04)           9.93         (0.25)%          556          11%           2.00%              30.95%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $(0.03)              (0.28)%
         --                2.03%
         --               (0.74)%
         --                1.62%
         --               (0.79)%
         --                1.72%
         --               (0.76)%
         --                1.58%
     $   --               (0.75)%
         --               (1.16)%
         --               (1.26)%
         --               (1.73)%
         --               (1.13)%
         --               (1.73)%
         --               (1.19)%
         --               (1.70)%
     $(0.03)               0.20%
         --                0.69%
      (0.01)              (0.30)%
         --                0.17%
      (0.01)              (0.32)%
         --                0.02%
      (0.01)              (0.32)%
         --                0.19%
     $(0.09)               1.30%
         --                1.56%
      (0.04)               0.80%
         --                0.79%
      (0.04)               0.79%
         --                0.78%
      (0.04)               0.79%
         --                1.07%
     $(0.74)               7.42%
      (0.05)               4.76%
      (0.69)               6.90%
      (0.04)               3.15%
      (0.69)               6.96%
      (0.03)               3.55%
      (0.69)               6.96%
      (0.04)               3.65%

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                       Year         Value         Net        Net Realized   Total from
                                       Ended      Beginning   Investment     & Unrealized   Investment
                                    October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                    -----------   ---------  -------------   ------------   ----------
ASAF ROBERTSON STEPHENS VALUE +
GROWTH FUND:
------------------------------
------------------------------
  Class A                            1998(4)       $ 10.00      $(0.10)         $0.54         $0.44
  Class B                            1998(4)         10.00       (0.14)          0.57          0.43
  Class C                            1998(4)         10.00       (0.14)          0.54          0.40
  Class X                            1998(4)         10.00       (0.14)          0.55          0.41
ASAF LORD ABBETT GROWTH AND
INCOME FUND:
------------------------------
------------------------------
  Class A                            1998(4)       $ 10.00      $ 0.05          $0.50         $0.55
  Class B                            1998(4)         10.00        0.01           0.52          0.53
  Class C                            1998(4)         10.00        0.01           0.50          0.51
  Class X                            1998(4)         10.00        0.01           0.51          0.52
ASAF JANUS OVERSEAS GROWTH FUND:
------------------------------
------------------------------
  Class A                            1998(4)       $ 10.00      $ 0.01          $0.54         $0.55
  Class B                            1998(4)         10.00       (0.04)          0.55          0.51
  Class C                            1998(4)         10.00       (0.04)          0.56          0.52
  Class X                            1998(4)         10.00       (0.04)          0.54          0.50
ASAF MARSICO CAPITAL GROWTH FUND:
------------------------------
------------------------------
  Class A                            1998(5)       $ 10.00      $ 0.01          $0.12         $0.13
  Class B                            1998(5)         10.00          --           0.12          0.12
  Class C                            1998(5)         10.00          --           0.11          0.11
  Class X                            1998(5)         10.00          --           0.11          0.11
ASAF NEUBERGER&BERMAN MID-CAP
GROWTH FUND:
------------------------------
------------------------------
  Class A                            1998(5)       $ 10.00      $(0.01)         $1.82         $1.81
  Class B                            1998(5)         10.00       (0.01)          1.80          1.79
  Class C                            1998(5)         10.00       (0.01)          1.80          1.79
  Class X                            1998(5)         10.00       (0.01)          1.80          1.79
ASAF NEUBERGER&BERMAN MID-CAP
VALUE FUND:
------------------------------
------------------------------
  Class A                            1998(5)       $ 10.00      $ 0.02          $0.21         $0.23
  Class B                            1998(5)         10.00        0.01           0.21          0.22
  Class C                            1998(5)         10.00          --           0.22          0.22
  Class X                            1998(5)         10.00        0.01           0.21          0.22


                                             Less Distributions
                                   --------------------------------------
                                    From Net    From Net    In Excess of
                                   Investment   Realized   Net Investment
                                     Income      Gains         Income
                                   ----------   --------   --------------
ASAF ROBERTSON STEPHENS VALUE +
GROWTH FUND:
------------------------------
------------------------------
  Class A                            $   --        $--           $--
  Class B                                --        --            --
  Class C                                --        --            --
  Class X                                --        --            --
ASAF LORD ABBETT GROWTH AND
INCOME FUND:
------------------------------
------------------------------
  Class A                            $(0.03)       $--           $--
  Class B                                --        --            --
  Class C                                --        --            --
  Class X                                --        --            --
ASAF JANUS OVERSEAS GROWTH FUND:
------------------------------
------------------------------
  Class A                            $   --        $--           $--
  Class B                                --        --            --
  Class C                                --        --            --
  Class X                                --        --            --
ASAF MARSICO CAPITAL GROWTH FUND:
------------------------------
------------------------------
  Class A                            $   --        $--           $--
  Class B                                --        --            --
  Class C                                --        --            --
  Class X                                --        --            --
ASAF NEUBERGER&BERMAN MID-CAP
GROWTH FUND:
------------------------------
------------------------------
  Class A                            $   --        $--           $--
  Class B                                --        --            --
  Class C                                --        --            --
  Class X                                --        --            --
ASAF NEUBERGER&BERMAN MID-CAP
VALUE FUND:
------------------------------
------------------------------
  Class A                            $   --        $--           $--
  Class B                                --        --            --
  Class C                                --        --            --
  Class X                                --        --            --

--------------------------------------------------------------------------------

                                                                                  Ratios of Expenses
                                            Supplemental Data                    to Average Net Assets
                                  -------------------------------------   -----------------------------------
                    Net Asset                 Net Assets at   Portfolio
      Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
  Distributions   End of Period   Return(2)    (In 000's)       Rate      Reimbursement(3)   Reimbursement(3)
  -------------   -------------   ---------   -------------   ---------   ----------------   ----------------
     $   --          $10.44          4.40%       $ 2,690         207%           1.80%               4.29%
         --           10.43          4.30%         7,468         207%           2.30%               4.77%
         --           10.40          4.00%         2,634         207%           2.30%               4.67%
         --           10.41          4.10%         6,879         207%           2.30%               4.77%
     $(0.03)         $10.52          5.48%       $ 5,572          42%           1.60%               3.57%
         --           10.53          5.32%        10,710          42%           2.10%               4.06%
         --           10.51          5.12%         5,019          42%           2.10%               4.01%
         --           10.52          5.22%        11,350          42%           2.10%               3.98%
     $   --          $10.55          5.50%       $ 8,812         101%           2.10%               4.12%
         --           10.51          5.10%        15,339         101%           2.60%               4.58%
         --           10.52          5.20%         9,580         101%           2.60%               4.58%
         --           10.50          5.00%        11,226         101%           2.60%               4.60%
     $   --          $10.13          1.20%       $ 7,037          67%           1.75%               2.84%
         --           10.12          1.10%        17,994          67%           2.25%               3.29%
         --           10.11          1.10%        11,012          67%           2.25%               3.44%
         --           10.11          1.10%         5,746          67%           2.25%               3.22%
     $   --          $11.81         18.00%       $   587         122%           1.75%               5.66%
         --           11.79         17.80%           991         122%           2.25%              15.98%
         --           11.79         17.90%           903         122%           2.25%              20.25%
         --           11.79         17.90%           509         122%           2.25%              10.43%
     $   --          $10.23          2.30%       $   717           3%           1.75%               9.44%
         --           10.22          2.20%         1,886           3%           2.25%               9.10%
         --           10.22          2.20%           997           3%           2.25%              13.91%
         --           10.22          2.20%           295           3%           2.25%              12.90%


                 Ratio of Net Investment
      Total         Income (Loss) to
  Distributions   Average Net Assets(3)
  -------------  -----------------------
     $   --               (1.12)%
         --               (1.62)%
         --               (1.62)%
         --               (1.62)%
     $(0.03)               0.62%
         --                0.14%
         --                0.15%
         --                0.17%
     $   --                0.06%
         --               (0.44)%
         --               (0.45)%
         --               (0.41)%
     $   --                0.72%
         --                0.25%
         --                0.24%
         --                0.20%
     $   --               (0.52)%
         --               (0.78)%
         --               (0.72)%
         --               (0.67)%
     $   --                0.87%
         --                0.47%
         --                0.26%
         --                0.34%

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Commenced operations on December 31, 1997.
(5) Commenced operations on August 19, 1998.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                     Year         Value         Net        Net Realized   Total from
                                     Ended      Beginning   Investment     & Unrealized   Investment
                                  October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                  -----------   ---------  -------------   ------------   ----------
ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND:
--------------------------------
--------------------------------
  Class A                          1998          $  8.93      $(0.02)         $ 0.48        $ 0.46
                                   1997(1)          9.74        0.01           (0.82)        (0.81)
  Class B                          1998             9.16       (0.07)           0.50          0.43
                                   1997(1)         10.00       (0.01)          (0.83)        (0.84)
  Class C                          1998             9.16       (0.06)           0.47          0.41
                                   1997(1)         10.00       (0.01)          (0.83)        (0.84)
  Class X                          1998             9.18       (0.07)           0.50          0.43
                                   1997(1)         10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
--------------------------------
--------------------------------
  Class A                          1998          $ 11.40      $(0.01)         $ 3.05        $ 3.04
                                   1997(1)         11.18        0.09            0.13          0.22
  Class B                          1998            10.19       (0.08)           2.77          2.69
                                   1997(1)         10.00        0.06            0.13          0.19
  Class C                          1998            10.19       (0.08)           2.75          2.67
                                   1997(1)         10.00        0.05            0.14          0.19
  Class X                          1998            10.20       (0.09)           2.78          2.69
                                   1997(1)         10.00        0.05            0.15          0.20
ASAF INVESCO
EQUITY INCOME FUND:
--------------------------------
--------------------------------
  Class A                          1998          $ 10.45      $ 0.22          $ 1.20        $ 1.42
                                   1997(1)          9.98        0.14            0.33          0.47
  Class B                          1998            10.45        0.15            1.24          1.39
                                   1997(1)         10.00        0.10            0.35          0.45
  Class C                          1998            10.46        0.15            1.23          1.38
                                   1997(1)         10.00        0.10            0.36          0.46
  Class X                          1998            10.45        0.15            1.23          1.38
                                   1997(1)         10.00        0.11            0.34          0.45
ASAF TOTAL
RETURN BOND FUND:
--------------------------------
--------------------------------
  Class A                          1998          $ 10.28      $ 0.35          $ 0.54        $ 0.89
                                   1997(1)         10.07        0.15            0.09          0.24
  Class B                          1998            10.16        0.31            0.53          0.84
                                   1997(1)         10.00        0.10            0.09          0.19
  Class C                          1998            10.16        0.31            0.52          0.83
                                   1997(1)         10.00        0.10            0.09          0.19
  Class X                          1998            10.17        0.34            0.50          0.84
                                   1997(1)         10.00        0.09            0.10          0.19
ASAF JPM
MONEY MARKET FUND:
--------------------------------
--------------------------------
  Class A                          1998          $  1.00      $0.039          $   --        $0.039
                                   1997(1)          1.00       0.009              --         0.009
  Class B                          1998             1.00       0.033                         0.033
                                   1997(1)          1.00       0.007              --         0.007
  Class C                          1998             1.00       0.034                         0.034
                                   1997(1)          1.00       0.007              --         0.007
  Class X                          1998             1.00       0.034                         0.034
                                   1997(1)          1.00       0.008              --         0.008


                                             Less Distributions
                                   --------------------------------------
                                    From Net    From Net    In Excess of
                                   Investment   Realized   Net Investment
                                     Income      Gains         Income
                                   ----------   --------   --------------
ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND:
--------------------------------
--------------------------------
  Class A                           $    --        $--         $   --
                                         --        --              --
  Class B                                --        --              --
                                         --        --              --
  Class C                                --        --              --
                                         --        --              --
  Class X                                --        --              --
                                         --        --              --
ASAF JANUS
CAPITAL GROWTH FUND:
--------------------------------
--------------------------------
  Class A                           $ (0.02)       $--         $(0.01)
                                         --        --              --
  Class B                             (0.01)       --              --
                                         --        --              --
  Class C                             (0.01)       --              --
                                         --        --              --
  Class X                             (0.01)       --              --
                                         --        --              --
ASAF INVESCO
EQUITY INCOME FUND:
--------------------------------
--------------------------------
  Class A                           $ (0.12)       $--         $   --
                                         --        --              --
  Class B                             (0.07)       --              --
                                         --        --              --
  Class C                             (0.07)       --              --
                                         --        --              --
  Class X                             (0.07)       --              --
                                         --        --              --
ASAF TOTAL
RETURN BOND FUND:
--------------------------------
--------------------------------
  Class A                           $ (0.38)       $--         $   --
                                      (0.03)       --              --
  Class B                             (0.32)       --              --
                                      (0.03)       --              --
  Class C                             (0.32)       --              --
                                      (0.03)       --              --
  Class X                             (0.32)       --              --
                                      (0.02)       --              --
ASAF JPM
MONEY MARKET FUND:
--------------------------------
--------------------------------
  Class A                           $(0.039)       $--         $   --
                                     (0.009)       --              --
  Class B                            (0.033)       --              --
                                     (0.007)       --              --
  Class C                            (0.034)       --              --
                                     (0.007)       --              --
  Class X                            (0.034)       --              --
                                     (0.008)       --              --

--------------------------------------------------------------------------------

                                                                      Ratios of Expenses
                                      Supplemental Data             to Average Net Assets*
                                  -------------------------   -----------------------------------
                    Net Asset                 Net Assets at                                         Ratio of Net Investment
      Total           Value         Total     End of Period    After Expense      Before Expense       Income (Loss) to
  Distributions   End of Period   Return(2)    (In 000's)     Reimbursement(3)   Reimbursement(3)   Average Net Assets(3)*
  -------------   -------------   ---------   -------------   ----------------   ----------------   -----------------------
     $    --         $ 9.39          5.15%       $ 1,685            2.10%               6.06%                (0.16)%
          --           8.93         (8.32)%          218            2.10%              51.87%                 0.07%
          --           9.59          4.69%         3,318            2.60%               6.50%                (0.70)%
          --           9.16         (8.40)%          390            2.60%              38.12%                (0.51)%
          --           9.57          4.48%         2,282            2.60%               6.55%                (0.58)%
          --           9.16         (8.40)%          198            2.60%              33.95%                (0.53)%
          --           9.61          4.68%         5,144            2.60%               6.54%                (0.68)%
          --           9.18         (8.20)%          756            2.60%              46.77%                (0.28)%
     $ (0.03)        $14.41         26.77%       $24,558            1.70%               2.65%                (0.24)%
          --          11.40          1.97%           706            1.70%              26.77%                 2.72%
       (0.01)         12.87         26.40%        56,582            2.20%               3.14%                (0.74)%
          --          10.19          1.90%         1,718            2.20%              16.45%                 2.27%
       (0.01)         12.85         26.20%        21,710            2.20%               3.13%                (0.75)%
          --          10.19          1.90%           452            2.20%              15.78%                 1.95%
       (0.01)         12.88         26.37%        36,575            2.20%               3.16%                (0.76)%
          --          10.20          2.00%         1,474            2.20%              24.39%                 2.05%
     $ (0.12)        $11.75         13.64%       $ 8,911            1.55%               2.86%                 1.72%
          --          10.45          4.71%           471            1.55%              29.14%                 4.81%
       (0.07)         11.77         13.30%        18,045            2.05%               3.38%                 1.27%
          --          10.45          4.50%         1,408            2.05%              19.54%                 3.68%
       (0.07)         11.77         13.19%         8,362            2.05%               3.33%                 1.27%
          --          10.46          4.60%           255            2.05%              20.89%                 3.82%
       (0.07)         11.76         13.21%        18,296            2.05%               3.35%                 1.27%
          --          10.45          4.50%         1,174            2.05%              36.25%                 4.05%
     $ (0.38)        $10.79          8.78%       $ 6,034            1.40%               2.93%                 4.76%
       (0.03)         10.28          2.39%            61            1.40%              66.92%                 4.42%
       (0.32)         10.68          8.36%        17,821            1.90%               3.58%                 4.23%
       (0.03)         10.16          1.90%           547            1.90%              39.35%                 4.13%
       (0.32)         10.67          8.25%         8,743            1.90%               3.52%                 4.27%
       (0.03)         10.16          1.93%           165            1.90%              33.68%                 4.32%
       (0.32)         10.69          8.35%        11,698            1.90%               3.68%                 4.25%
       (0.02)         10.17          1.94%           410            1.90%              67.46%                 3.94%
     $(0.039)        $ 1.00          3.94%       $ 7,372            1.50%               2.42%                 3.90%
      (0.009)          1.00          0.92%           307            1.50%              31.53%                 3.34%
      (0.033)          1.00          3.39%        16,554            2.00%               2.89%                 3.30%
      (0.007)          1.00          0.75%           354            2.00%              37.83%                 2.98%
      (0.034)          1.00          3.42%         6,895            2.00%               3.07%                 3.40%
      (0.007)          1.00          0.71%           332            2.00%              24.34%                 2.85%
      (0.034)          1.00          3.42%        12,533            2.00%               3.18%                 3.42%
      (0.008)          1.00          0.77%           566            2.00%              39.71%                 2.97%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933).
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
 * Represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

OCTOBER 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at October 31, 1998, consisted of sixteen diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF T. Rowe Price International Equity Fund ("International Equity"), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At October 31, 1998, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT T. Rowe Price International Equity Portfolio        82.5%
ASMT Janus Capital Growth Portfolio                      90.5%
ASMT INVESCO Equity Income Portfolio                     84.5%
ASMT PIMCO Total Return Bond Portfolio                   74.8%
ASMT JPM Money Market Portfolio                          88.4%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining eleven Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Founders Small Capitalization Fund ("Small Cap"), ASAF T. Rowe Price Small Company Value Fund ("Small Company Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Robertson Stephens Value + Growth ("Value + Growth"), ASAF Lord Abbett Growth and Income Fund ("Growth and Income"), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger&Berman Mid-Cap Growth Fund ("Mid-Cap Growth") and ASAF Neuberger&Berman Mid-Cap Value Fund ("Mid-Cap Value") (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of October 31, 1998, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy, in the case of a call option, or sell, in the case of a put option, the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-on price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, Small Cap, Small Company Value, Value + Growth, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, International Equity and Janus Capital Growth Funds, semiannually by the Strategic Balanced, Growth and Income, and Equity Income Funds, declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management, Inc. for International Small Cap and Small Cap; T. Rowe Price Associates, Inc. for Small Company Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; Robertson, Stephens & Company Investment Management, L.P. for Value + Growth; Lord Abbett & Co. for Growth and Income; Janus Capital Corporation for Overseas Growth; Marsico Capital Management, LLC for Marsico Capital Growth; and Neuberger&Berman Management Incorporated for Mid-Cap Growth and Mid-Cap Value.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, .90% 1.00%, .90%, .70%, 1.10%,
1.00%, 1.10%, 1.00%, .90% and .90% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond, Value + Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, and Mid-Cap Value Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The Investment Manager is currently waiving a portion of its fee equal to .10%, .20%, and .10% of the average daily net assets of the Value + Growth, Growth and Income, and Overseas Growth Funds, respectively.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SUB-ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60%, .50%, .60%, .50%, .25%,
 .60%, .50%, .60%, .45%, .40%, and .40% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond, Value + Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth and Mid-Cap Value Funds, respectively. The Sub-advisors for Value + Growth, Growth and Income, and Overseas Growth are currently waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Small Cap, Small Cap, Strategic Balanced, High Yield Bond, Value + Growth, Growth and Income, and Overseas Growth are reduced for Fund net assets in excess of specified levels.

EXPENSE LIMITATION

ALL FUNDS -- The Investment Manager has voluntarily agreed to limit the operating expenses of each Fund (exclusive of class-specific distribution fees) to an annual rate of 1.60%, 1.20%, 1.25%, 1.10%, 1.00%, 1.30%, 1.10%, 1.60%,
1.25%, 1.25%, 1.25%, 1.60%, 1.20%, 1.05%, .90% and 1.00% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond, Value + Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, International Equity, Janus Capital Growth, Equity Income, Total Return Bond and Money Market Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and Directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested Directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service Plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares. For the year ended October 31, 1998, ASMI retained no portion of the sales charge on sales of Class A shares of the Funds.

     Under the Class B Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for ten years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan as reimbursement for its purchases of Bonus Shares, as well as to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1% and 6% of the amount subject to the charge for Class A, B, C, and X, respectively. During the year ended October 31, 1998, CDSCs collected by ASMI totaled $124,482, $15,984, and $23,554 for Class B, Class C, and Class X, respectively.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, for the fiscal year ended October 31, 1998, were as follows:

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
INTERNATIONAL SMALL
  CAP:
  Sold                      86,775   $    948,154      167,918   $ 1,851,350        84,357   $    908,498       243,435
  Reinvested                    53            523           14           145             7             67            21
  Redeemed                 (11,337)      (122,246)     (55,655)     (653,576)       (7,014)       (75,984)      (29,011)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            75,491   $    826,431      112,277   $ 1,197,919        77,350   $    832,581       214,445
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL CAP:
  Sold                     225,167   $  2,208,610      379,743   $ 3,708,430       254,630   $  2,401,811       479,057
  Redeemed                 (46,693)      (433,840)    (118,369)   (1,132,903)      (31,346)      (297,337)      (55,354)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           178,474   $  1,774,770      261,374   $ 2,575,527       223,284   $  2,104,474       423,703
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
  CAP:
  Sold                 $  2,658,777
  Reinvested                    209
  Redeemed                 (307,049)
                       ------------
    Net Increase       $  2,351,937
                       ============
SMALL CAP:
  Sold                 $  4,680,015
  Redeemed                 (495,331)
                       ------------
    Net Increase       $  4,184,684
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
SMALL COMPANY VALUE:
  Sold                   1,021,252   $ 10,026,934    1,688,655   $16,836,032     1,025,988   $ 10,042,684     1,630,431
  Reinvested                   417          4,374          256         2,684            78            822           212
  Redeemed                (249,839)    (2,272,268)    (301,641)   (2,949,022)     (115,761)    (1,085,977)     (286,276)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           771,830   $  7,759,040    1,387,270   $13,889,694       910,305   $  8,957,528     1,344,367
                       ===========   ============   ==========   ===========   ===========   ============   ===========
STRATEGIC BALANCED:
  Sold                     344,894   $  3,739,190      771,215   $ 8,328,502       294,906   $  3,164,423       683,423
  Reinvested                 1,034         11,486          840         9,409           403          4,523           857
  Redeemed                 (63,105)      (702,418)     (48,880)     (556,672)      (22,222)      (238,433)      (64,172)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           282,823   $  3,048,258      723,175   $ 7,781,239       273,087   $  2,930,513       620,108
                       ===========   ============   ==========   ===========   ===========   ============   ===========
HIGH YIELD BOND:
  Sold                     914,002   $  9,050,780    2,473,078   $24,716,187       805,820   $  8,047,625     1,823,826
  Reinvested                20,089        198,480       45,479       449,899        18,558        183,686        36,017
  Redeemed                (407,297)    (4,038,423)    (427,818)   (4,267,818)     (234,296)    (2,331,581)     (594,353)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           526,794   $  5,210,837    2,090,739   $20,898,268       590,082   $  5,899,730     1,265,490
                       ===========   ============   ==========   ===========   ===========   ============   ===========
VALUE + GROWTH:
  Sold                     283,213   $  3,109,515      898,838   $ 9,815,889       265,927   $  2,904,473       823,445
  Redeemed                 (25,645)      (269,220)    (182,926)   (2,004,334)      (12,530)      (132,150)     (162,643)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           257,568   $  2,840,295      715,912   $ 7,811,555       253,397   $  2,772,323       660,802
                       ===========   ============   ==========   ===========   ===========   ============   ===========
GROWTH AND INCOME:
  Sold                     619,339   $  6,426,893    1,157,925   $12,217,205       509,140   $  5,365,379     1,184,756
  Reinvested                   620          6,849          105         1,167            44            487           127
  Redeemed                 (90,220)      (909,199)    (140,792)   (1,455,882)      (31,713)      (320,384)     (105,837)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           529,739   $  5,524,543    1,017,238   $10,762,490       477,471   $  5,045,482     1,079,046
                       ===========   ============   ==========   ===========   ===========   ============   ===========
OVERSEAS GROWTH:
  Sold                   1,057,414   $ 11,269,484    1,534,948   $16,642,383       994,577   $ 10,851,929     1,166,231
  Redeemed                (222,317)    (2,310,095)     (75,158)     (782,812)      (83,923)      (905,162)      (97,225)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           835,097   $  8,959,389    1,459,790   $15,859,571       910,654   $  9,946,767     1,069,006
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MARSICO CAPITAL
  GROWTH:
  Sold                     726,246   $  7,070,185    1,803,833   $17,639,782     1,148,327   $ 11,278,785       698,173
  Redeemed                 (31,271)      (288,616)     (25,199)     (243,593)      (59,297)      (582,417)     (129,808)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           694,975   $  6,781,569    1,778,634   $17,396,189     1,089,030   $ 10,696,368       568,365
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MID-CAP GROWTH:
  Sold                      49,762   $    538,535       84,911   $   893,803        76,609   $    797,506        43,682
  Redeemed                      --             (4)        (805)       (8,603)           --             --          (549)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            49,762   $    538,531       84,106   $   885,200        76,609   $    797,506        43,133
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MID-CAP VALUE:
  Sold                      70,308   $    703,884      184,421   $ 1,845,182       101,900   $  1,019,193        28,876
  Redeemed                    (285)        (2,856)          --            --        (4,309)       (43,051)           --
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            70,023   $    701,028      184,421   $ 1,845,182        97,591   $    976,142        28,876
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
SMALL COMPANY VALUE:
  Sold                 $ 16,569,662
  Reinvested                  2,228
  Redeemed               (2,755,864)
                       ------------
    Net Increase       $ 13,816,026
                       ============
STRATEGIC BALANCED:
  Sold                 $  7,377,704
  Reinvested                  9,648
  Redeemed                 (678,893)
                       ------------
    Net Increase       $  6,708,459
                       ============
HIGH YIELD BOND:
  Sold                 $ 18,256,129
  Reinvested                356,164
  Redeemed               (5,875,943)
                       ------------
    Net Increase       $ 12,736,350
                       ============
VALUE + GROWTH:
  Sold                 $  9,020,684
  Redeemed               (1,754,404)
                       ------------
    Net Increase       $  7,266,280
                       ============
GROWTH AND INCOME:
  Sold                 $ 12,627,277
  Reinvested                  1,410
  Redeemed               (1,075,167)
                       ------------
    Net Increase       $ 11,553,520
                       ============
OVERSEAS GROWTH:
  Sold                 $ 12,776,135
  Redeemed               (1,042,766)
                       ------------
    Net Increase       $ 11,733,369
                       ============
MARSICO CAPITAL
  GROWTH:
  Sold                 $  6,818,287
  Redeemed               (1,153,944)
                       ------------
    Net Increase       $  5,664,343
                       ============
MID-CAP GROWTH:
  Sold                 $    454,990
  Redeemed                   (5,509)
                       ------------
    Net Increase       $    449,481
                       ============
MID-CAP VALUE:
  Sold                 $    288,688
  Redeemed                       --
                       ------------
    Net Increase       $    288,688
                       ============

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
INTERNATIONAL EQUITY:
  Sold                     221,414   $  2,090,387      408,621   $ 3,972,257       250,513   $  2,401,533       555,056
  Redeemed                 (66,338)      (626,464)    (105,111)   (1,010,455)      (33,718)      (319,274)     (101,971)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           155,076   $  1,463,923      303,510   $ 2,961,802       216,795   $  2,082,259       453,085
                       ===========   ============   ==========   ===========   ===========   ============   ===========
JANUS CAPITAL GROWTH:
  Sold                   1,818,238   $ 24,548,459    4,750,569   $58,188,656     1,826,515   $ 22,153,339     3,110,722
  Reinvested                   533          5,971          312         3,136            97            973           310
  Redeemed                (176,653)    (2,408,469)    (523,973)   (6,534,310)     (181,890)    (2,229,981)     (416,083)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase         1,642,118   $ 22,145,961    4,226,908   $51,657,482     1,644,722   $ 19,924,331     2,694,949
                       ===========   ============   ==========   ===========   ===========   ============   ===========
EQUITY INCOME:
  Sold                     800,093   $  9,119,192    1,649,485   $18,887,565       755,077   $  8,644,258     1,605,054
  Reinvested                 3,175         37,119        3,849        45,208         1,661         19,588         4,516
  Redeemed                 (90,254)    (1,022,287)    (254,863)   (2,923,405)      (70,668)      (805,945)     (166,501)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           713,014   $  8,134,024    1,398,471   $16,009,368       686,070   $  7,857,901     1,443,069
                       ===========   ============   ==========   ===========   ===========   ============   ===========
TOTAL RETURN BOND:
  Sold                     677,765   $  7,232,109    1,914,506   $20,252,322     1,053,270   $ 11,077,340     1,202,518
  Reinvested                 4,808         51,616       13,158       139,382        10,237        108,524        12,977
  Redeemed                (129,332)    (1,388,733)    (312,304)   (3,287,557)     (260,589)    (2,760,543)     (161,117)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           553,241   $  5,894,992    1,615,360   $17,104,147       802,918   $  8,425,321     1,054,378
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MONEY MARKET:
  Sold                  20,520,931   $ 20,520,931   25,761,335   $25,761,335    17,068,008   $ 17,068,008    30,862,241
  Reinvested                95,268         95,268      126,073       126,073        76,596         76,596       187,254
  Redeemed             (13,551,379)   (13,551,379)  (9,687,147)   (9,687,147)  (10,580,610)   (10,580,610)  (19,082,355)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase         7,064,820   $  7,064,820   16,200,261   $16,200,261     6,563,994   $  6,563,994    11,967,140
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL EQUITY:
  Sold                 $  5,419,289
  Redeemed                 (973,754)
                       ------------
    Net Increase       $  4,445,535
                       ============
JANUS CAPITAL GROWTH:
  Sold                 $ 37,412,759
  Reinvested                  3,128
  Redeemed               (5,073,683)
                       ------------
    Net Increase       $ 32,342,204
                       ============
EQUITY INCOME:
  Sold                 $ 18,427,772
  Reinvested                 53,161
  Redeemed               (1,882,627)
                       ------------
    Net Increase       $ 16,598,306
                       ============
TOTAL RETURN BOND:
  Sold                 $ 12,653,752
  Reinvested                137,290
  Redeemed               (1,706,939)
                       ------------
    Net Increase       $ 11,084,103
                       ============
MONEY MARKET:
  Sold                 $ 30,862,241
  Reinvested                187,254
  Redeemed              (19,082,355)
                       ------------
    Net Increase       $ 11,967,140
                       ============

     Transactions in shares of capital stock, for the period ended October 31, 1997, were as follows:

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
INTERNATIONAL SMALL
  CAP:
  Sold                       9,754   $     97,828       23,340   $   233,440         7,998   $     80,146        20,945
  Redeemed                      --             --           (2)          (25)           (6)           (55)           (2)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase             9,754   $     97,828       23,338   $   233,415         7,992   $     80,091        20,943
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL CAP:
  Sold                      18,372   $    183,278       35,572   $   354,771         7,399   $     73,723        27,161
  Redeemed                      (3)           (25)          (3)          (25)           (2)           (25)           (7)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            18,369   $    183,253       35,569   $   354,746         7,397   $     73,698        27,154
                       ===========   ============   ==========   ===========   ===========   ============   ===========
SMALL COMPANY VALUE:
  Sold                      35,645   $    375,919      110,704   $ 1,167,706        32,096   $    342,052        61,311
  Redeemed                     (17)          (181)         (70)         (760)           (3)           (25)          (29)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            35,628   $    375,738      110,634   $ 1,166,946        32,093   $    342,027        61,282
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
  CAP:
  Sold                 $    209,179
  Redeemed                      (25)
                       ------------
    Net Increase       $    209,154
                       ============
SMALL CAP:
  Sold                 $    270,490
  Redeemed                      (71)
                       ------------
    Net Increase       $    270,419
                       ============
SMALL COMPANY VALUE:
  Sold                 $    649,944
  Redeemed                     (317)
                       ------------
    Net Increase       $    649,627
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                CLASS A                     CLASS B                     CLASS C               CLASS X
                       --------------------------   ------------------------   --------------------------   -----------
                         SHARES         AMOUNT        SHARES       AMOUNT        SHARES         AMOUNT        SHARES
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
STRATEGIC BALANCED:
  Sold                      83,398   $    838,987       38,292   $   388,813        21,579   $    219,920        39,958
  Redeemed                 (58,685)      (600,178)         (12)         (125)           (3)           (25)           (2)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            24,713   $    238,809       38,280   $   388,688        21,576   $    219,895        39,956
                       ===========   ============   ==========   ===========   ===========   ============   ===========
HIGH YIELD BOND:
  Sold                     216,427   $  2,168,207       92,594   $   924,866        21,719   $    216,988        60,245
  Reinvested                   336          3,338          106         1,056            47            469            82
  Redeemed                    (718)        (7,184)         (53)         (532)       (1,002)        (9,951)       (4,306)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           216,045   $  2,164,361       92,647   $   925,390        20,764   $    207,506        56,021
                       ===========   ============   ==========   ===========   ===========   ============   ===========
INTERNATIONAL EQUITY:
  Sold                      23,490   $    220,217       42,608   $   405,136        21,627   $    207,357        84,453
  Redeemed                    (123)        (1,174)         (81)         (797)           (3)           (25)       (2,063)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            23,367   $    219,043       42,527   $   404,339        21,624   $    207,332        82,390
                       ===========   ============   ==========   ===========   ===========   ============   ===========
CAPITAL GROWTH:
  Sold                      66,046   $    768,680      168,878   $ 1,766,154        44,354   $    465,523       144,494
  Redeemed                  (5,101)       (59,528)        (298)       (3,181)           (3)           (25)          (10)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            60,945   $    709,152      168,580   $ 1,762,973        44,351   $    465,498       144,484
                       ===========   ============   ==========   ===========   ===========   ============   ===========
EQUITY INCOME:
  Sold                      44,136   $    459,412      134,825   $ 1,411,321        24,377   $    255,486       112,415
  Redeemed                      --             --         (162)       (1,731)           --             --           (32)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase            44,136   $    459,412      134,663   $ 1,409,590        24,377   $    255,486       112,383
                       ===========   ============   ==========   ===========   ===========   ============   ===========
TOTAL RETURN BOND:
  Sold                       5,693   $     57,481       54,044   $   542,228        16,227   $    163,314        40,314
  Reinvested                    10            103           20           202            10            103            43
  Redeemed                    (746)        (7,525)        (202)       (2,025)           (3)           (25)          (23)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase             4,957   $     50,059       53,862   $   540,405        16,234   $    163,392        40,334
                       ===========   ============   ==========   ===========   ===========   ============   ===========
MONEY MARKET:
  Sold                     374,404   $    374,404      702,299   $   702,299       531,152   $    531,152       874,395
  Reinvested                 1,094          1,094        1,141         1,141           891            891           725
  Redeemed                 (78,485)       (78,485)    (349,856)     (349,856)     (200,540)      (200,540)     (308,714)
                       -----------   ------------   ----------   -----------   -----------   ------------   -----------
    Net Increase           297,013   $    297,013      353,584   $   353,584       331,503   $    331,503       566,406
                       ===========   ============   ==========   ===========   ===========   ============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
STRATEGIC BALANCED:
  Sold                 $    399,935
  Redeemed                      (25)
                       ------------
    Net Increase       $    399,910
                       ============
HIGH YIELD BOND:
  Sold                 $    600,477
  Reinvested                    811
  Redeemed                  (43,056)
                       ------------
    Net Increase       $    558,232
                       ============
INTERNATIONAL EQUITY:
  Sold                 $    806,216
  Redeemed                  (19,413)
                       ------------
    Net Increase       $    786,803
                       ============
CAPITAL GROWTH:
  Sold                 $  1,503,024
  Redeemed                     (105)
                       ------------
    Net Increase       $  1,502,919
                       ============
EQUITY INCOME:
  Sold                 $  1,168,540
  Redeemed                     (339)
                       ------------
    Net Increase       $  1,168,201
                       ============
TOTAL RETURN BOND:
  Sold                 $    405,133
  Reinvested                    430
  Redeemed                     (233)
                       ------------
    Net Increase       $    405,330
                       ============
MONEY MARKET:
  Sold                 $    874,395
  Reinvested                    725
  Redeemed                 (308,714)
                       ------------
    Net Increase       $    566,406
                       ============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for Federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 1998, the following Funds had, for Federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                        EXPIRING IN
                                                    2005         2006
                                                   -------    ----------
International Small Cap                            $    --    $  185,715
Small Cap                                               --       860,425
Small Company Value                                     37       334,901
Strategic Balanced                                   1,010     1,067,686
High Yield Bond                                      4,183        17,619
Value + Growth                                          --     2,108,704
Growth and Income                                       --     1,122,945
Overseas Growth                                         --     2,242,636
Marsico Capital Growth                                  --       682,762
International Equity                                    --        73,332
Capital Growth                                      38,807     4,789,881
Equity Income                                       12,699       517,156
Money Market                                            --           666

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities, and short-term obligations, during the year ended October 31, 1998, were as follows:

                                               PURCHASES        SALES
                                              -----------    -----------
International Small Cap                       $4,951,361     $ 1,110,168
Small Cap                                     11,392,099       3,394,331
Small Company Value                           41,610,709         789,030
Strategic Balanced                            25,519,621       7,498,693
High Yield Bond                               46,250,707       4,437,545
Value + Growth                                38,795,276      18,604,553
Growth and Income                             36,100,399       5,313,059
Overseas Growth                               48,437,604      12,495,864
Marsico Capital Growth                        42,367,176       9,745,208
Mid-Cap Growth                                 2,786,452         726,882
Mid-Cap Value                                  2,945,246          23,376

     Purchases and sales of U.S. government securities, during the year ended October 31, 1998, were as follows:

                                               PURCHASES        SALES
                                              -----------    -----------
Strategic Balanced                            $6,683,591     $   416,320

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At October 31, 1998, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for Federal income tax purposes, were as follows:

                                                                            NET
                                          GROSS           GROSS          UNREALIZED
                         AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                        -----------    ------------    ------------    --------------
International Small
  Cap                   $4,046,019      $  281,552      $  352,399      $   (70,847)
Small Cap               10,348,350         895,421         847,154           48,267
Small Company Value     46,746,553       1,347,533       6,917,822       (5,570,289)
Strategic Balanced      20,203,082       1,387,652          93,918        1,293,734
High Yield Bond         49,843,749         197,148       3,177,618       (2,980,470)
Value + Growth          18,729,362       1,870,558         655,171        1,215,387
Growth and Income       32,768,310       1,862,254         990,423          871,831
Overseas Growth         42,503,052       2,835,607       1,667,064        1,168,543
Marsico Capital Growth  41,909,067       2,095,979         177,421        1,918,558
Mid-Cap Growth           2,439,556         267,154          40,107          227,047
Mid-Cap Value            3,688,249          96,229          15,668           80,561

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of American Skandia Advisor Funds, Inc:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ASAF Founders International Small Capitalization Fund, ASAF Founders Small Capitalization Fund, ASAF T. Rowe Price Small Company Value Fund, ASAF American Century Strategic Balanced Fund, ASAF Federated High Yield Bond Fund, ASAF Robertson Stephens Value + Growth Fund, ASAF Lord Abbett Growth and Income Fund, ASAF Janus Overseas Growth Fund, ASAF Marsico Capital Growth Fund, ASAF Neuberger&Berman Mid-Cap Growth Fund, ASAF Neuberger&Berman Mid-Cap Value Fund, ASAF T. Rowe Price International Equity Fund, ASAF Janus Capital Growth Fund, ASAF INVESCO Equity Income Fund, ASAF Total Return Bond Fund and ASAF JPM Money Market Fund of American Skandia Advisor Funds, Inc. (the "Company"), at October 31, 1998, the results of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 11, 1998

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                     [This page intentionally left blank.]

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 1998

               ASMT T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 95.1%
  ARGENTINA -- 0.8%
    Banco de Galicia y
      Buenos Aires SA de CV
      [ADR] (Financial-Bank
      & Trust)                   434    $     7,405
    Banco Frances SA [ADR]
      (Financial-Bank &
      Trust)                     360          7,515
    Perez Companc SA* (Oil &
      Gas)                     4,560         22,351
    Telefonica de Argentina
      SA Cl-B [ADR]
      (Telecommuncations)        880         29,095
    YPF SA [ADR] (Oil & Gas)   1,730         50,062
                                        -----------
                                            116,428
                                        -----------
  AUSTRALIA -- 2.6%
    AMP Ltd.* (Insurance)      1,000         11,844
    Australian Gas Light Co.
      Ltd. (Utilities)         3,092         22,142
    Brambles Industries Ltd.
      (Transportation)         1,000         21,835
    Broken Hill Proprietary
      Co. Ltd. (Metals &
      Mining)                  2,036         17,230
    Colonial Ltd. (Financial
      Services)                5,073         16,548
    Commonwealth Bank of
      Australia
      (Financial-Bank &
      Trust)                   3,050         37,749
    Fosters Brewing Group
      Ltd. (Beverages)         5,000         12,228
    Goodman Fielder Ltd.
      (Food)                  12,000         15,778
    John Fairfax Holdings
      Ltd. (Printing &
      Publishing)              6,000         10,454
    Lend Lease Corp. Ltd.
      (Financial Services)     1,000         21,964
    National Australia Bank
      Ltd. (Financial-Bank &
      Trust)                   1,022         13,482
    News Corp. Ltd.
      (Broadcasting)           4,005         27,239
    News Corp. Ltd. Pfd.
      (Broadcasting)           4,013         24,023
    Publishing &
      Broadcasting Ltd.
      (Broadcasting)           3,000         11,854
    Star City Holdings Ltd.*
      (Entertainment &
      Leisure)                13,000          8,818
    TABCORP Holdings Ltd.
      (Entertainment &
      Leisure)                 4,000         26,494
    Telstra Corp. Ltd.
      (Telecommunications)    10,000         39,514
    Westpac Banking Corp.
      Ltd. (Financial-Bank &
      Trust)                   5,065         30,667
    Woodside Petroleum Ltd.
      (Oil & Gas)              3,000         15,784
                                        -----------
                                            385,647
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  BELGIUM -- 1.7%
    Dexia (Credit Communal)
      Belgium
      (Financial Services)       130    $    21,122
    Fortis AG (Insurance)        250         71,870
    KBC Bancassurance
      Holdings NV
      (Financial-Bank &
      Trust)                   2,110        147,321
    Societe Europeene des
      Satellites [FDR]*
      (Broadcasting)             100         16,687
                                        -----------
                                            257,000
                                        -----------
  BRAZIL -- 1.4%
    Companhia Brasileira de
      Distribuicoa Grupo Pao
      de Acucar [GDR]
      (Retail &
      Merchandising)           1,000         16,125
    Companhia Energetica de
      Minas Geras [ADR]
      (Utilities)              1,223         23,786
    Telecomunicacoes
      Brasileiras SA [ADR]
      (Telecommunications)     2,000        151,875
    Uniao de Bancos
      Brasileiros SA [GDR]
      (Financial-Bank &
      Trust)                   1,000         17,500
                                        -----------
                                            209,286
                                        -----------
  CANADA -- 0.2%
    Alcan Aluminium Ltd.
      (Metals & Mining)          760         19,037
    Royal Bank of Canada
      (Financial-Bank &
      Trust)                     250         11,490
                                        -----------
                                             30,527
                                        -----------
  CHILE -- 0.1%
    Chilectra SA [ADR] 144A*
      (Utilities)                464          9,128
    Compania Cervecerias
      Unidas SA [ADR]
      (Beverages)                430          7,740
                                        -----------
                                             16,868
                                        -----------
  CHINA -- 0.2%
    Huaneng Power
      International, Inc.
      [ADR]* (Utilities)       2,000         27,500
                                        -----------
  CZECH REPUBLIC -- 0.1%
    SPT Telecom AS
      (Telecommunications)       795         12,036
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  DENMARK -- 0.4%
    Den Danske Bank
      (Financial Services)       240    $    32,592
    Tele Danmark AS
      (Telecommunications)       120         13,075
    Unidanmark AS Cl-A
      (Financial Services)       130          9,911
                                        -----------
                                             55,578
                                        -----------
  FINLAND -- 0.5%
    Nokia Oyj Cl-A
      (Telecommunications)       910         82,811
                                        -----------
  FRANCE -- 10.0%
    Alcatel
      (Telecommunications)       500         55,697
    AXA SA (Insurance)           900        101,712
    Canal Plus
      (Broadcasting)              50         12,129
    Carrefour Supermarche SA
      (Retail &
      Merchandising)              90         59,731
    Compagnie de Saint-
      Gobain (Industrial
      Products)                  440         65,087
    Credit Commercial de
      France (Financial-Bank
      & Trust)                   590         41,429
    Dexia France SA
      (Financial Services)       120         17,686
    Groupe Danone (Food)         200         52,871
    Groupe GTM (Medical
      Supplies & Equipment)      130         14,083
    L'Oreal (Consumer
      Products)                   50         28,568
    Lafarge SA (Building
      Materials)                 250         25,554
    Lapeyre SA (Building
      Materials)                 180         15,872
    Legrand SA (Electronic
      Components &
      Equipment)                 110         28,030
    Pathe SA (Broadcasting)       70         13,365
    Pinault-Printemps
      Redoute SA (Retail &
      Merchandising)             810        135,562
    Sanofi SA (Medical
      Supplies & Equipment)      690        108,028
    Schneider SA (Electronic
      Components &
      Equipment)               1,130         67,065
    Societe Generale
      (Financial Services)       300         39,681
    Societe Nationale Elf
      Aquitaine SA (Oil &
      Gas)                       400         46,285
    Societe Television
      Francaise
      (Broadcasting)             380         62,776

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Sodexho SA*
      (Restaurants)              508    $    98,640
    STMicroelectronics NV*
      (Semiconductors)           410         25,086
    Total SA Cl-B (Oil &
      Gas)                     1,320        152,265
    Vivendi (Conglomerates)    1,000        228,366
                                        -----------
                                          1,495,568
                                        -----------
  GERMANY -- 7.3%
    Allianz AG (Insurance)       240         80,498
    Bayer AG
      (Pharmaceuticals)        1,450         58,440
    Bayerische Hypo-Und
      Vereinsbank AG*
      (Financial-Bank &
      Trust)                   1,800        143,463
    Buderus AG (Industrial
      Products)                   30         12,408
    Deutsche Bank AG
      (Financial Services)     1,140         73,686
    Deutsche Telekom AG
      (Telecommunications)     2,110         57,076
    Dresdner Bank AG
      (Financial Services)     1,880         74,125
    Fresenius AG Pfd.
      (Pharmaceuticals)           50          8,740
    Gehe AG
      (Pharmaceuticals)        1,880        136,217
    Hoechst AG (Chemicals)       620         25,868
    Hornbach Holdings AG
      Pfd. (Retail &
      Merchandising)             200         15,336
    Mannesmann AG
      (Industrial Products)    1,130        109,440
    Rhoen-Klinikum AG
      (Healthcare Services)      290         28,892
    SAP AG (Computer
      Services & Software)       200         85,498
    SAP AG Pfd. (Computer
      Services & Software)       110         53,533
    Siemens AG (Industrial
      Products)                  460         27,941
    Veba AG (Utilities)        1,510         82,877
    Volkswagen AG
      (Automobile
      Manufacturers)             380         28,589
                                        -----------
                                          1,102,627
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  HONG KONG -- 1.3%
    Cheung Kong Holdings
      Ltd. (Real Estate)       1,000    $     6,842
    China Light & Power Co.
      Ltd. (Utilities)         5,000         28,080
    Hang Seng Bank Ltd.
      (Financial Services)     1,000          8,650
    Henderson Land
      Development Co. Ltd.
      (Real Estate)            4,000         19,675
    Hong Kong
      Telecommunications
      Ltd.
      (Telecommunications)    11,600         23,213
    Hutchison Whampoa Ltd.
      (Conglomerates)         14,000        100,312
    Sun Hung Kai & Co.
      (Conglomerates)          1,000          6,972
                                        -----------
                                            193,744
                                        -----------
  IRELAND -- 0.0%
    CBT Group PLC [ADR]*
      (Computer Services &
      Software)                  220          2,626
                                        -----------
  ITALY -- 5.4%
    Assicurazioni Generali
      (Insurance)              2,160         77,397
    Banca Commerciale Italia
      NA (Financial-Bank &
      Trust)                   4,000         24,734
    Banca di Roma*
      (Financial-Bank &
      Trust)                  29,000         50,629
    Ente Nazionale
      Idrocarburi SPA (Oil &
      Gas)                    14,000         83,323
    Industrie Natuzzi SPA
      [ADR] (Furniture)        1,000         18,188
    Istituto Mobiliare
      Italiano SPA
      (Financial Services)     5,000         76,914
    Istituto Nazionale delle
      Assicurazioni
      (Insurance)             11,000         30,317
    Italgas SPA (Utilities)    5,000         22,906
    La Rinascente SPA
      (Retail &
      Merchandising)           1,000          9,645
    Mediolanum SPA
      (Insurance)              2,000         49,811
    Telecom Italia Mobile
      SPA
      (Telecommunications)    19,000        110,356
    Telecom Italia SPA
      (Telecommunications)    23,000        166,372
    Unicredito Italiano SPA
      (Financial-Bank &
      Trust)                  17,000         91,320
                                        -----------
                                            811,912
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  JAPAN -- 16.3%
    Advantest Corp.
      (Semiconductors)           200    $    12,615
    Alps Electric Co. Ltd.
      (Electronic Components
      & Equipment)             2,000         27,530
    Canon, Inc. (Consumer
      Products)                6,000        113,536
    Citizen Watch Co. Ltd.
      (Retail &
      Merchandising)           2,000         11,053
    Dai Nippon Screen
      Manufacturing Co. Ltd.
      (Machinery &
      Equipment)               1,000          2,188
    Daiichi Pharmaceutical
      Co. Ltd.
      (Pharmaceuticals)        3,000         50,074
    Daiwa House Industry Co.
      Ltd. (Construction)      4,000         45,140
    DDI Corp.
      (Telecommunications)         7         20,425
    Denso Corp. (Automotive
      Parts)                   6,000        113,021
    East Japan Railway Co.
      Ltd. (Railroads)            10         59,300
    Fanuc Co. (Electronic
      Components &
      Equipment)                 800         24,029
    Fujitsu Ltd. (Electronic
      Components &
      Equipment)               1,000         10,641
    Hitachi Ltd. (Electronic
      Components &
      Equipment)               7,000         35,623
    Honda Motor Co. Ltd.
      (Automobile
      Manufacturers)           1,000         30,036
    Ito-Yokado Co. Ltd.
      (Retail &
      Merchandising)           2,000        116,712
    Kao Corp. (Consumer
      Products & Services)     3,000         60,759
    Kokuyo Co. Ltd. (Office
      Equipment)               2,000         26,603
    Komatsu Ltd. (Machinery
      & Equipment)             4,000         21,626
    Komori Corp. (Machinery
      & Equipment)             2,000         36,730
    Kuraray Co. Ltd.
      (Medical Supplies &
      Equipment)               4,000         42,668
    Kyocera Corp.
      (Electronic Components
      & Equipment)             2,000         88,392

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Makita Corp. (Machinery
      & Equipment)             3,000    $    31,718
    Matsushita Electric
      Industrial Co.
      (Electronic Components
      & Equipment)             7,000        102,783
    Mauri Co. Ltd. (Retail &
      Merchandising)           5,000         87,105
    Mitsubishi Corp.
      (Conglomerates)          5,000         26,475
    Mitsubishi Heavy
      Industries Ltd.
      (Machinery &
      Equipment)              19,000         73,374
    Mitsui Fudosan Co. Ltd.
      (Real Estate)           10,000         66,423
    Murata Manufacturing Co.
      Ltd. (Electronic
      Components &
      Equipment)               2,000         67,452
    NEC Corp. (Electronic
      Components &
      Equipment)              11,000         81,466
    Nippon Telegraph &
      Telephone Corp.
      (Telecommunications)         5         39,133
    Nomura Securities Co.
      Ltd. (Financial
      Services)                6,000         45,312
    Pioneer Electronic Corp.
      (Electronic Components
      & Equipment)             1,000         16,477
    Sankyo Co. Ltd.
      (Pharmaceuticals)        5,000        112,850
    Sekisui Chemical Co.
      Ltd. (Chemicals)         5,000         27,247
    Sekisui House Ltd.
      (Construction)           4,000         39,854
    Seven-Eleven Japan Co.
      Ltd. (Retail &
      Merchandising)           1,000         76,034
    Shin-Etsu Chemical Co.
      (Chemicals)              4,000         79,639
    Shiseido Co. Ltd.
      (Consumer Products &
      Services)                2,000         21,901
    Sony Corp. (Electronic
      Components &
      Equipment)               1,600        101,608
    Sumitomo Corp.
      (Conglomerates)          7,000         33,520
    Sumitomo Electric
      Industries (Machinery
      & Equipment)             9,000         99,634
    Sumitomo Forestry Co.
      (Construction)           2,000         13,611
    TDK Corp. (Consumer
      Products & Services)     2,000        131,815

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Tokio Marine & Fire
      Insurance Co.
      (Insurance)              2,000    $    22,742
    Tokyo Electron Ltd.
      (Electronic Components
      & Equipment)             1,000         32,525
    Toppan Printing Co. Ltd.
      (Printing &
      Publishing)              4,000         41,021
    UNY Co. Ltd. (Retail &
      Merchandising)           2,000         32,611
                                        -----------
                                          2,453,031
                                        -----------
  KOREA -- 0.1%
    Korea Fund, Inc.**
      (Financial Services)     1,714         14,248
                                        -----------
  MEXICO -- 1.9%
    Cemex SA de CV (Building
      Materials)                  90            211
    Cemex SA de CV [ADR]*
      (Building Materials)     4,000         18,374
    Cemex SA de CV Cl-B
      (Building Materials)     3,000          8,150
    Cifra SA [ADR]* (Retail
      & Merchandising)           620          8,317
    Fomento Economico
      Mexicano SA de CV UBD
      Units* (Conglomerates)  10,000         25,191
    Gruma SA [ADS]* (Food)       525          5,290
    Gruma SA Cl-B* (Food)      4,067         10,245
    Grupo Industrial Maseca
      SA de CV Cl-B (Food)    17,000         14,040
    Grupo Modelo SA de CV
      Cl-C (Beverages)        12,000         25,428
    Grupo Televisa SA [GDR]*
      (Broadcasting)           1,000         27,125
    Kimberly-Clark de Mexico
      SA Cl-A (Paper &
      Forest Products)         4,000         11,459
    Panamerican Beverages,
      Inc. Cl-A (Beverages)    1,000         20,250
    Telefonos de Mexico SA
      Cl-L [ADR]
      (Telecommunications)     2,000        105,625
    TV Azteca SA de CV [ADR]
      (Broadcasting)           1,000          8,750
                                        -----------
                                            288,455
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  NETHERLANDS -- 10.8%
    ABN AMRO Holding NV
      (Financial-Bank &
      Trust)                   3,610    $    67,651
    AKZO Nobel NV
      (Chemicals)                240          9,329
    ASM Lithography Holding
      NV* (Electronic
      Components &
      Equipment)               1,720         43,652
    CSM NV (Food)              1,550         76,351
    Elsevier NV (Printing &
      Publishing)              7,950        111,949
    Fortis Amev NV
      (Insurance)              1,500         97,420
    Gucci Group NV (Clothing
      & Apparel)                 335         12,772
    ING Groep NV (Financial-
      Bank & Trust)            4,080        197,481
    Koninklijke Ahold NV
      (Food)                   2,970         98,752
    Koninklijke Numico NV
      (Food)                   1,190         46,831
    KPN NV
      (Telecommunications)       640         24,878
    PolyGram NV
      (Entertainment &
      Leisure)                 1,050         61,898
    Royal Dutch Petroleum
      Co. (Oil & Gas)          4,620        223,124
    Royal Philips
      Electronics NV
      (Electronic Components
      & Equipment)               750         39,916
    TNT Post Group NV
      (Transportation)           280          7,496
    Unilever NV (Consumer
      Products & Services)     2,060        152,872
    Wolters Kluwer NV
      (Printing &
      Publishing)              1,830        354,697
                                        -----------
                                          1,627,069
                                        -----------
  NEW ZEALAND -- 0.1%
    Telecom Corp. of New
      Zealand Ltd.
      (Telecommunications)     3,000         12,309
    Telecom Corp. of New
      Zealand Ltd. Cl-IR
      (Telecommunications)     2,000          3,896
                                        -----------
                                             16,205
                                        -----------
  NORWAY -- 1.5%
    Norsk Hydro AS
      (Industrial Products)    2,480        107,650
    Orkla ASA Cl-A (Consumer
      Products & Services)     6,330        106,902

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Saga Petroleum ASA (Oil
      & Gas)                     520    $     6,560
                                        -----------
                                            221,112
                                        -----------
  PORTUGAL -- 0.5%
    Jeronimo Martins, SGPS,
      SA (Retail &
      Merchandising)           1,720         74,571
                                        -----------
  SINGAPORE -- 0.1%
    Singapore Press Holdings
      Ltd. (Printing &
      Publishing)              1,149          9,950
    Singapore
      Telecommunications
      Ltd.
      (Telecommunications)     6,000         10,355
                                        -----------
                                             20,305
                                        -----------
  SPAIN -- 3.0%
    Banco Bilbao Vizcaya SA
      (Financial-Bank &
      Trust)                   2,310         31,102
    Banco Santander SA
      (Financial Services)     3,651         66,751
    Corporacion Bancaria de
      Espana SA (Financial-
      Bank & Trust)            1,790         38,878
    Endesa SA (Utilities)      2,500         62,892
    Gas Natural SDG SA (Oil
      & Gas)                     460         39,541
    Iberdrola SA
      (Conglomerates)          2,620         42,238
    Repsol SA (Oil & Gas)        560         28,056
    Telefonica SA
      (Telecommunications)     3,120        140,616
                                        -----------
                                            450,074
                                        -----------
  SWEDEN -- 3.2%
    ABB AB Cl-A (Machinery &
      Equipment)               2,600         27,441
    Astra AB Cl-B
      (Pharmaceuticals)        7,160        112,206
    Atlas Copco AB Cl-B
      (Machinery &
      Equipment)               1,610         37,383
    Electrolux AB Cl-B
      (Consumer Products &
      Services)                4,300         64,636
    Hennes & Mauritz
      AB Cl-B (Clothing &
      Apparel)                 1,800        126,649
    Nordbanken Holding Co.
      AB (Financial-Bank &
      Trust)                  13,260         79,388
    Sandvik AB Cl-B
      (Machinery &
      Equipment)               1,300         26,692
                                        -----------
                                            474,395
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  SWITZERLAND -- 6.7%
    ABB AG (Equipment
      Services)                   50    $    59,893
    Adecco SA (Business
      Services)                  210         83,746
    Credit Suisse Group
      (Financial Services)       410         63,055
    Nestle SA (Food)             140        297,765
    Novartis AG (Medical
      Supplies & Equipment)      120        216,234
    Roche Holding AG
      (Pharmaceuticals)           10        116,684
    Swisscom AG*
      (Telecommunications)        63         21,355
    UBS AG (Financial-Bank &
      Trust)                     552        151,443
                                        -----------
                                          1,010,175
                                        -----------
  UNITED KINGDOM -- 18.9%
    Abbey National PLC
      (Financial Services)     5,000         97,300
    ASDA Group PLC (Retail &
      Merchandising)          16,000         43,140
    BG PLC (Oil & Gas)         5,000         32,782
    British Petroleum Co.
      PLC (Oil & Gas)          5,000         73,436
    Cable & Wireless PLC
      (Telecommunications)    10,000        112,205
    Cadbury Schweppes PLC
      (Food)                   8,000        122,588
    Caradon PLC (Building
      Materials)              12,000         24,920
    Centrica PLC* (Oil &
      Gas)                     6,000         11,656
    Compass Group PLC (Food)   7,000         70,924
    Diageo PLC (Consurmer
      Products & Services)    20,776        224,419
    Electrocomponents PLC
      (Electronic Components
      & Equipment)             3,000         19,858
    GKN PLC (Conglomerates)    2,000         24,317
    Glaxo Wellcome PLC
      (Pharmaceuticals)        8,000        248,660
    Kingfisher PLC (Retail &
      Merchandising)          24,000        210,812
    Ladbroke Group PLC
      (Entertainment &
      Leisure)                 7,000         25,644
    National Westminster
      Bank PLC
      (Financial-Bank &
      Trust)                  22,000        371,751
    Rank Group PLC
      (Entertainment &
      Leisure)                 4,000         16,379
    Reed International PLC
      (Printing &
      Publishing)             19,000        160,847

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Rio Tinto PLC (Metals &
      Mining)                  6,000    $    72,850
    Rolls-Royce PLC
      (Machinery &
      Equipment)               4,000         14,771
    Safeway PLC (Retail &
      Merchandising)           9,000         45,217
    Shell Transport &
      Trading Co. PLC (Oil &
      Gas)                    31,000        188,325
    Smith, (David S.)
      Holdings PLC
      (Paper & Forest
      Products)                5,000         10,551
    SmithKline Beecham PLC
      (Pharmaceuticals)       27,000        337,771
    Tesco PLC (Retail &
      Merchandising)          24,000         67,725
    Tomkins PLC
      (Conglomerates)         23,000        106,502
    Unilever PLC (Consumer
      Products & Services)     1,000         10,048
    United News & Media PLC
      (Printing &
      Publishing)              8,000         88,558
                                        -----------
                                          2,833,956
                                        -----------
TOTAL INVESTMENTS -- 95.1%
  (Cost $14,409,218)                     14,283,754
OTHER ASSETS LESS
  LIABILITIES -- 4.9%                       737,029
                                        -----------
NET ASSETS -- 100.0%                    $15,020,783
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 1998:

SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH         TYPE       RECEIVE          FOR       AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
Nov-98       Buy GBP      50,875        $85,271      $85,100         $171
                                        =======      =======         ====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
** Closed-end fund.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.1% of net assets.

See Notes to Financial Statements.
                                       85

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JANUS
CAPITAL GROWTH PORTFOLIO

---------------------------------------------------
                            SHARES            VALUE
---------------------------------------------------
COMMON STOCK -- 76.4%
  BEVERAGES -- 1.6%
    Coca-Cola Co.            36,115    $  2,442,277
                                       ------------
  COMPUTER HARDWARE -- 5.3%
    Dell Computer Corp.*    125,530       8,237,906
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 23.7%
    America Online, Inc.*    81,015      10,293,968
    Cisco Systems, Inc.*     94,177       5,933,151
    Edwards, (J.D.) & Co.*   36,825       1,206,019
    Intuit, Inc.*            51,610       2,606,305
    Microsoft Corp.*         88,360       9,355,115
    VERITAS Software
      Corp.*                143,725       7,204,216
                                       ------------
                                         36,598,774
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 1.9%
    Colgate-Palmolive Co.    32,805       2,899,142
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.6%
    General Electric Co.     68,965       6,034,437
    Texas Instruments,
      Inc.                   64,775       4,141,552
                                       ------------
                                         10,175,989
                                       ------------
  ENTERTAINMENT & LEISURE -- 4.6%
    Time Warner, Inc.        76,785       7,126,608
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.5%
    U.S. Bancorp             65,215       2,380,348
                                       ------------
  FINANCIAL SERVICES -- 2.1%
    Fannie Mae               44,710       3,166,027
                                       ------------
  FOOD -- 2.3%
    Safeway, Inc.*           74,195       3,547,448
                                       ------------
  HEALTHCARE SERVICES -- 1.6%
    IMS Health, Inc.         37,125       2,468,813
                                       ------------
  OFFICE EQUIPMENT -- 1.1%
    Staples, Inc.*           51,775       1,689,159
                                       ------------
  PHARMACEUTICALS -- 8.9%
    Lilly, (Eli) & Co.       15,610       1,263,434
    MedImmune, Inc.*         23,945       1,610,301
    Pfizer, Inc.             47,713       5,120,201
    Warner-Lambert Co.       72,398       5,674,193
                                       ------------
                                         13,668,129
                                       ------------
  RETAIL & MERCHANDISING -- 5.4%
    Costco Companies,
      Inc.*                 123,595       7,014,016
    Home Depot, Inc.         28,520       1,240,620
                                       ------------
                                          8,254,636
                                       ------------

                            SHARES            VALUE
---------------------------------------------------
---------------------------------------------------
  TELECOMMUNICATIONS -- 9.8%
    Global TeleSystems
      Group, Inc.*           20,015    $    801,851
    Lucent Technologies,
      Inc.                   31,985       2,564,797
    MCI WorldCom, Inc.*      49,500       2,734,875
    Nokia Corp. Cl-A [ADR]   74,105       6,896,397
    Qwest Communications
      International, Inc.*   55,165       2,158,331
                                       ------------
                                         15,156,251
                                       ------------
TOTAL COMMON STOCK (Cost
  $101,363,607)                         117,811,507
                                       ------------
FOREIGN STOCK -- 2.5%
  COMPUTER SERVICES & SOFTWARE -- 1.6%
    SAP AG Pfd. -- (DEM)      5,023       2,444,504
                                       ------------
  PHARMACEUTICALS -- 0.9%
    SmithKline Beecham
      PLC -- (GBP)          111,239       1,391,605
                                       ------------
TOTAL FOREIGN STOCK (Cost
  $4,216,632)                             3,836,109
                                       ------------
                              PAR
                             (000)
                            -------
CORPORATE OBLIGATIONS -- 0.4%
  ENTERTAINMENT & LEISURE -- 0.2%
    Venetian Casino Resort
      LLC Co. Guarantee
      Notes 12.25%,
      11/15/04                 $275         245,438
                                       ------------
TELECOMMUNICATIONS -- 0.2%
    Lenfest
      Communications, Inc.
      Sr. Notes 7.625%,
      02/15/08                  140         140,350
    Lenfest
      Communications, Inc.
      Sr. Sub. Notes
      8.25%, 02/15/08           175         179,594
                                       ------------
                                            319,944
                                       ------------
TOTAL CORPORATE OBLIGATIONS (Cost
  $589,592)                                 565,382
                                       ------------

---------------------------------------------------
                              PAR
                             (000)            VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.4%
    Federal Home Loan Bank
      Disc. Notes
      5.35%, 11/02/98       $15,000    $ 14,997,771
    Federal Mtge. Corp.
      Disc. Notes
      5.40%, 11/02/98         5,700       5,699,145
                                       ------------
  (Cost $20,696,916)                     20,696,916
                                       ------------
COMMERCIAL PAPER -- 4.5%
    Prudential Funding
      Corp. 5.66%,
      11/02/98
  (Cost $6,998,899)           7,000       6,998,899
                                       ------------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment
      Cash Fund              54,898          54,898
    Temporary Investment
      Fund                   54,898          54,898
                                       ------------
  (Cost $109,796)                           109,796
                                       ------------
TOTAL INVESTMENTS -- 97.3%
  (Cost $133,975,442)                   150,018,609
OTHER ASSETS LESS
  LIABILITIES -- 2.7%                     4,219,883
                                       ------------
NET ASSETS -- 100.0%                   $154,238,492
                                       ============

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.
                                       87

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 70.6%
  AEROSPACE -- 3.3%
    AlliedSignal, Inc.        16,000    $   623,000
    General Dynamics Corp.    10,600        627,387
    Northrop Grumman Corp.    10,900        869,275
                                        -----------
                                          2,119,662
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 1.0%
    Ford Motor Co.            12,000        651,000
                                        -----------
  BEVERAGES -- 2.2%
    Anheuser-Busch
      Companies, Inc.         23,000      1,367,062
                                        -----------
  COMPUTER HARDWARE -- 1.1%
    International Business
      Machines Corp.           4,500        667,969
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 2.3%
    Edwards, (J.D.) & Co.*    22,000        720,500
    Microsoft Corp.*           7,000        741,125
                                        -----------
                                          1,461,625
                                        -----------
  CONGLOMERATES -- 1.3%
    Textron, Inc.             11,300        840,437
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 3.9%
    Colgate-Palmolive Co.     10,200        901,425
    Gillette Co.              13,500        606,656
    Procter & Gamble Co.      10,600        942,075
                                        -----------
                                          2,450,156
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.9%
    Applied Materials, Inc.*  22,500        780,469
    Emerson Electric Co.       9,700        640,200
    General Electric Co.       9,000        787,500
    Tandy Corp.               14,000        693,875
    Texas Instruments, Inc.   13,000        831,187
                                        -----------
                                          3,733,231
                                        -----------
  ENVIRONMENTAL SERVICES -- 0.9%
    Republic Services, Inc.
      Cl-A*                   27,000        590,625
                                        -----------
  FINANCIAL -- BANK & TRUST -- 7.0%
    Bank of New York Co.,
      Inc.                    40,400      1,275,125
    Charter One Financial,
      Inc.                    26,065        715,158
    Fleet Financial Group,
      Inc.                    16,800        670,950
    Mellon Bank Corp.         10,400        625,300
    St. Paul Bancorp, Inc.    27,900        573,694
    Summit Bancorp            15,000        569,062
                                        -----------
                                          4,429,289
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  FOOD -- 6.0%
    Albertsons, Inc.          10,000    $   555,625
    General Mills, Inc.       13,650      1,003,275
    Heinz, (H.J.) Co.         10,000        581,250
    Kellogg Co.               12,800        422,400
    Quaker Oats Co.           12,800        756,000
    Tasty Baking Co.          34,000        493,000
                                        -----------
                                          3,811,550
                                        -----------
  HOTELS & MOTELS -- 0.6%
    Hilton Hotels Corp.       20,000        401,250
                                        -----------
  INSURANCE -- 3.1%
    Allmerica Financial
      Corp.                   10,000        500,000
    CIGNA Corp.                8,200        598,087
    Ohio Casualty Corp.        6,500        245,375
    Travelers Property
      Casualty Corp. Cl-A     20,000        613,750
                                        -----------
                                          1,957,212
                                        -----------
  OIL & GAS -- 8.3%
    Apache Corp.              16,000        453,000
    Chevron Corp.              5,500        448,250
    Conoco, Inc. Cl-A*        36,000        895,500
    Exxon Corp.                7,300        520,125
    Halliburton Co.           19,500        700,781
    National Fuel Gas Co.     18,000        850,500
    Royal Dutch Petroleum
      Co.                      7,700        379,225
    Schlumberger Ltd.          8,000        420,000
    Unocal Corp.              17,000        576,937
                                        -----------
                                          5,244,318
                                        -----------
  PAPER & FOREST PRODUCTS -- 0.8%
    Fort James Corp.          13,000        524,062
                                        -----------
  PHARMACEUTICALS -- 7.1%
    American Home Products
      Corp.                   14,200        692,250
    Bristol-Meyers Squibb
      Co.                      7,500        829,219
    Lilly, (Eli) & Co.        10,000        809,375
    Merck & Co., Inc.          6,000        811,500
    SmithKline Beecham PLC
      [ADR]                   10,000        637,500
    Warner-Lambert Co.         9,600        752,400
                                        -----------
                                          4,532,244
                                        -----------
  RAILROADS -- 1.9%
    Kansas City Southern
      Industries, Inc.        19,900        768,637
    Norfolk Southern Corp.    13,100        431,481
                                        -----------
                                          1,200,118
                                        -----------
  REAL ESTATE -- 0.2%
    HRPT Properties Trust
      [REIT]                   7,100        113,156
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
RETAIL & MERCHANDISING -- 2.6%
    Dayton-Hudson Corp.       13,500    $   572,062
    Federated Department
      Stores, Inc.*           10,100        388,219
    Penney, (J.C.) Co., Inc.  15,000        712,500
                                        -----------
                                          1,672,781
                                        -----------
  SEMICONDUCTORS -- 2.1%
    Intel Corp.                6,500        579,719
    Motorola, Inc.            15,000        780,000
                                        -----------
                                          1,359,719
                                        -----------
  TELECOMMUNICATIONS -- 7.2%
    Ameritech Corp.           13,100        706,581
    Bell Atlantic Corp.       14,300        759,687
    GTE Corp.                 13,000        762,937
    SBC Communications, Inc.  15,700        727,106
    Sprint Corp.              10,700        821,225
    U.S. West, Inc.           13,500        774,563
                                        -----------
                                          4,552,099
                                        -----------
  UTILITIES -- 1.8%
    Northern States Power
      Co.                     21,200        572,400
    Unicom Corp.              15,000        565,313
                                        -----------
                                          1,137,713
                                        -----------
TOTAL COMMON STOCK
  (Cost $42,323,149)                     44,817,278
                                        -----------
                               PAR
                              (000)
                              ------
CORPORATE OBLIGATIONS -- 17.7%
  BROADCASTING -- 0.8%
    CBS, Inc. Debs.
      8.875%, 06/01/22        $  200        227,500
    Continental Cablevision,
      Inc. Sr. Debs.
      9.50%, 08/01/13            250        303,750
                                        -----------
                                            531,250
                                        -----------
  BUILDING MATERIALS -- 0.4%
    USG Corp. Sr. Notes
      8.50%, 08/01/05            250        261,563
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 0.3%
    Loewen Group, Inc. Co.
      Guarantee Notes
      8.25%, 10/15/03            250        198,750
                                        -----------
  ENTERTAINMENT & LEISURE -- 0.6%
    Grand Casinos, Inc.
      First Mtge.
      10.125%, 12/01/03          250        263,438
    Time Warner
      Entertainment Co.
      Debs.
      7.25%, 09/01/08            100        108,750
                                        -----------
                                            372,188
                                        -----------

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
  FINANCIAL SERVICES -- 1.0%
    Lehman Brothers
      Holdings, Inc. Sr.
      Notes
      8.80%, 03/01/15         $   25    $    26,188
    SunAmerica, Inc. Debs.
      8.125%, 04/28/23           500        584,375
                                        -----------
                                            610,563
                                        -----------
  FOOD -- 0.4%
    American Stores Co.
      Debs.
      7.50%, 05/01/09            250        273,771
                                        -----------
  HEALTHCARE SERVICES --0.1%
    FHP International Corp.
      Sr. Notes
      7.00%, 09/15/03             50         53,063
                                        -----------
  HOTELS & MOTELS -- 0.8%
    Hilton Hotels Corp. Sr.
      Notes
      7.20%, 12/15/09            250        236,875
    HMH Properties Co.
      Guarantee Notes Cl-A
      7.875%, 08/01/05           250        244,375
                                        -----------
                                            481,250
                                        -----------
  INSURANCE -- 0.9%
    Equitable Companies,
      Inc. Sr. Notes
      9.00%, 12/15/04            500        593,125
                                        -----------
  METALS & MINING -- 0.4%
    Haynes International,
      Inc. Sr. Notes
      11.625%, 09/01/04          250        250,625
                                        -----------
  OIL & GAS -- 2.0%
    Atlantic Richfield Co.
      Debs.
      10.875%, 07/15/05          500        646,875
    Belco Oil & Gas Corp.
      Sr. Sub. Notes Cl-B
      8.875%, 09/15/07           100         86,000
    Canadian Forest Oil Ltd.
      Co. Guarantee Notes
      8.75%, 09/15/07            250        223,125
    Deeptech International,
      Inc. Sr. Notes
      12.00%, 12/15/00           100        110,000
    Gulf Canada Resources
      Ltd. Sr. Notes
      8.25%, 03/15/17            100         95,375
    Noram Energy Corp. Sub.
      Debs. [CVT]
      6.00%, 03/15/12            100         94,625
                                        -----------
                                          1,256,000
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
PRINTING & PUBLISHING -- 0.2%
    Affiliated Newspaper
      Investments, Inc. Sr.
      Disc. Notes [STEP]
      12.01%, 07/01/06        $  100    $    96,375
                                        -----------
  RETAIL & MERCHANDISING -- 0.8%
    Dayton-Hudson Corp.
      Notes
      5.875%, 11/01/08           500        497,500
                                        -----------
  TELECOMMUNICATIONS -- 3.9%
    360 Communications Co.
      Notes
      6.65%, 01/15/08            250        263,438
    Centel Capital Corp.
      Debs.
      9.00%, 10/15/19            250        316,875
    Intermedia
      Communications, Inc.
      Sr. Notes Cl-B
      8.50%, 01/15/08            250        236,250
    International CableTel,
      Inc. Sr. Notes Cl-B
      [STEP]
      11.95%, 04/15/05           250        215,000
    Level 3 Communications,
      Inc. Sr. Notes
      9.125%, 05/01/08           250        236,250
    McLeodUSA, Inc. Sr.
      Notes 144A
      9.50%, 11/01/08            250        256,250
    MetroNet Communications
      Corp. Sr. Notes
      12.00%, 08/15/07           350        374,500
    NEXTLINK Communications,
      Inc. Sr. Notes
      9.625%, 10/01/07            50         47,250
    WorldCom, Inc. Sr. Notes
      6.40%, 08/15/05            500        520,000
                                        -----------
                                          2,465,813
                                        -----------
  UTILITIES -- 5.1%
    Boston Edison Co. Debs.
      8.25%, 09/15/22            250        265,938
      7.80%, 03/15/23             25         25,813
    Cleveland Electric
      Illuminating Co. First
      Mtge. Cl-B
      8.375%, 12/01/11           100        102,750
    Coda Energy, Inc. Co.
      Guarantee Notes Cl-B
      10.50%, 04/01/06           150        141,000
    Commonwealth Edison
      First Mtge.
      8.00%, 05/15/08            400        452,500

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Connecticut Light &
      Power Co. First Mtge.
      Cl-D
      7.875%, 10/01/01        $  100    $   106,625
    Consumers Energy Co.
      First Mtge.
      7.375%, 09/15/23           500        492,500
    El Paso Electric Co.
      First Mtge. Cl-C
      8.25%, 02/01/03            200        218,000
    Gulf States Utilities
      First Mtge.
      8.70%, 04/01/24            250        268,438
    Metropolitan Edison Co.
      First Mtge. Medium
      Term Notes Cl-B
      8.15%, 01/30/23             75         82,786
    New York State Electric
      & Gas Corp. First
      Mtge.
      8.30%, 12/15/22            200        211,750
    Pacific Gas & Electric
      Co. First Mtge. Cl-92B
      8.375%, 05/01/25           490        532,263
    Potomac Electric Power
      Co. First Mtge.
      6.25%, 10/15/04            100        107,625
    Western Massachusetts
      Electric Co. First
      Mtge. Cl-V
      7.75%, 12/01/02            250        253,693
                                        -----------
                                          3,261,681
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $11,386,834)                     11,203,517
                                        -----------
U.S. TREASURY OBLIGATIONS -- 3.4%
     U.S. Treasury Notes
      5.625%, 11/30/99           250        253,308
      5.50%, 05/31/03          1,000      1,048,066
      6.625%, 05/15/07           250        283,888
      6.125%, 08/15/07           500        552,273
                                        -----------
  (Cost $2,025,351)                       2,137,535
                                        -----------
COMMERCIAL PAPER -- 7.9%
    American Express Credit
      Corp.
      5.184%, 11/02/98         1,500      1,500,000
    General Electric Capital
      Services
      5.435%, 11/05/98         1,000      1,000,000
    Heller Financial, Inc.
      5.285%, 11/04/98         2,500      2,500,000
                                        -----------
  (Cost $5,000,000)                       5,000,000
                                        -----------

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
     Temporary Investment
       Cash Fund              279,826   $   279,826
    Temporary Investment
      Fund                    279,826       279,826
                                        -----------
  (Cost $559,652)                           559,652
                                        -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $61,294,986)                     63,717,982
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)                         (267,755)
                                        -----------
NET ASSETS -- 100.0%                    $63,450,227
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.4% of net assets.

See Notes to Financial Statements.
                                       91

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

----------------------------------------------------
                                  PAR
                                (000)          VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 42.2%
    Federal Home Loan
      Mortgage Corp.
      4.775%, 12/23/98         $  200    $   198,625
      5.125%, 11/12/98            100         99,843
      6.00%, 04/01/28-
         07/01/28               7,381      7,304,370
      6.00%, 01/14/29 [TBA]       900        888,894
      6.50%, 12/15/23             205        201,090
      7.00%, 02/15/27           3,370      3,347,781
      8.50%, 08/01/24-
         12/01/25               1,492      1,555,487
                                         -----------
                                          13,596,090
                                         -----------
    Federal National Mortgage Assoc.
      6.131%, 12/01/27-
         05/01/36 [VR]            867        874,147
                                         -----------
    Government National Mortgage
      Assoc.
      6.50%, 01/21/29 [TBA]     4,000      4,038,120
      6.68%, 01/01/09             956        970,684
      6.875%, 10/15/38-
         02/04/40               5,000      5,076,482
      7.00%, 11/15/27             467        478,103
                                         -----------
                                          10,563,389
                                         -----------
  (Cost $24,899,424)                      25,033,626
                                         -----------
U.S. TREASURY OBLIGATIONS -- 27.8%
    U.S. Treasury Bonds
      12.00%, 08/15/13          8,800     13,582,476
      8.00%, 11/15/21           1,000      1,340,348
      6.75%, 08/15/26           1,300      1,561,591
                                         -----------
  (Cost $16,273,656)                      16,484,415
                                         -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.9%
    Countrywide Home Loans
      Series 1998-18 Cl-2A3
      6.75%, 08/25/28           1,000        967,501
    First Plus Home Loan
      Trust Series 1998-5
      Cl-A3 [VR]
      6.06%, 09/10/11           1,000        997,500
    PNC Mortgage Securities
      Corp. Series 1998-10
      Cl-1A6
      6.50%, 10/25/28           2,000      1,940,938
    Structured Asset
      Securities Corp.
      5.72%, 10/25/28           2,000      1,996,875
                                         -----------
  (Cost $5,906,447)                        5,902,814
                                         -----------
CORPORATE OBLIGATIONS -- 19.0%
  CONSUMER GOODS & SERVICES -- 3.5%
    Sears Roebuck Acceptance
      Corp. Medium Term Notes
      Cl-2
      6.86%, 08/06/01           2,000      2,077,500
                                         -----------

                                  PAR
                                (000)          VALUE
----------------------------------------------------
----------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 1.6%
    Bankers Trust Corp.
      Unsubordinated Notes
      [VR]
      5.819%, 01/30/02         $1,000    $   949,280
                                         -----------
  FINANCIAL SERVICES -- 10.6%
    Bear Stearns Companies,
      Inc. Medium Term Notes
      Cl-B [VR]
      5.782%, 02/16/01          1,000        996,360
    Bear Stearns Companies,
      Inc. Unsubordinated
      Medium Term Notes [VR]
      5.875%, 03/18/05            500        501,793
    Beneficial Corp. Medium
      Term Notes Cl-H [FRN]
      5.588%, 01/09/02            500        499,285
    Caterpillar Financial
      Services Corp., Inc.
      Medium Term Notes Cl-F
      [FRN]
      5.737%, 06/08/00            500        500,445
    Ford Motor Credit Co.
      Notes [FRN]
      5.827%, 09/03/01          1,000        994,241
    Lehman Brothers Holdings,
      Inc. Medium Term Notes
      [FRN]
      6.281%, 12/01/00            800        808,240
    Morgan Stanley, Dean
      Witter & Co. Unsecured
      Sr. Sub. Notes
      5.875%, 03/11/03          1,000        964,679
    New England Educational
      Loan Marketing Assoc.
      Medium Term Notes Cl-B
      [FRN]
      5.857%, 06/11/01          1,000        999,180
                                         -----------
                                           6,264,223
                                         -----------
  TELECOMMUNICATIONS -- 1.7%
    WorldCom, Inc. Sr. Notes
      6.125%, 08/15/01          1,000      1,020,000
                                         -----------
  UTILITIES -- 1.6%
    Long Island Lighting
      Corp. Debs.
      9.00%, 11/01/22             800        952,000
                                         -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $11,296,300)                      11,263,003
                                         -----------
FOREIGN BONDS -- 1.3%
    Republic of the
      Philippines Cl-B
      6.50%, 12/01/17
  (Cost $743,415)               1,000        806,588
                                         -----------

----------------------------------------------------
                                  PAR
                                (000)          VALUE
----------------------------------------------------
COMMERCIAL PAPER -- 13.2%
    Caisse D'amortissement de
      la Dette Sociale
      5.17%, 11/30/98          $  900    $   896,252
    Coca-Cola Co.
      5.24%, 11/06/98             600        599,563
    Du Pont, (E.I.) De
      Nemours & Co.
      5.22%, 11/20/98             600        598,347
      5.05%, 11/25/98             700        697,643
    General Electric Capital
      Corp.
      5.09%, 12/18/98           1,500      1,490,032
    General Motors Acceptance
      Corp.
      5.25%, 11/04/98             500        499,781
      5.20%, 11/16/98             400        399,133
    International Business
      Machines Corp.
      5.48%, 11/24/98             100         99,659
    Kingdom of Sweden
      5.09%, 12/09/98             400        397,851
    New Center Asset Trust
      5.48%, 12/16/98             300        298,221

                                  PAR
                                (000)          VALUE
----------------------------------------------------
----------------------------------------------------
    Procter & Gamble Co.
      5.30%, 11/04/98          $  700    $   699,691
      5.14%, 12/28/98             500        495,936
    SBC Communications, Inc.
      5.29%, 11/06/98             700        699,485
                                         -----------
  (Cost $7,871,304)                        7,871,594
                                         -----------
                               SHARES
                               ------
SHORT-TERM INVESTMENTS -- 1.0%
    Temporary Investment Cash
      Fund                     282,567       282,567
    Temporary Investment Fund  282,567       282,567
                                         -----------
  (Cost $565,134)                            565,134
                                         -----------
TOTAL INVESTMENTS -- 114.4%
  (Cost $67,555,680)                      67,927,174
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.4%)                       (8,552,008)
                                         -----------
NET ASSETS -- 100.0%                     $59,375,166
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.
                                       93

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JPM
MONEY MARKET PORTFOLIO

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.3%
    Federal Home Loan Bank
      5.61%, 06/18/99        $ 1,000    $ 1,000,025
                                        -----------
    Federal Home Loan
      Mortgage Corp.
      5.10%, 11/30/98          8,000      7,967,133
      5.29%, 12/10/98         10,000      9,942,692
                                        -----------
                                         17,909,825
                                        -----------
    Student Loan Marketing
      Assoc.
      5.42%, 11/02/98          9,165      9,163,620
                                        -----------
  (Cost $28,073,470)                     28,073,470
                                        -----------
CORPORATE OBLIGATIONS -- 15.4%
  BEVERAGES -- 1.2%
    PepsiCo, Inc. Medium
      Term Notes [FRN]++
      5.497%, 11/19/98           600        599,460
                                        -----------
  FINANCIAL -- BANK & TRUST -- 11.7%
    American Express
      Centurion Notes [FRN]
      5.565%, 11/13/98++         750        750,000
    Banc One Corp. Medium
      Term Notes [FRN]
      5.657%, 11/04/98++       1,000        999,990
    Bankers Trust Co.
      5.57%, 11/16/98++          500        499,822
    First Union National
      Bank Sr. Notes [FRN]
      5.208%, 01/25/99++       1,500      1,500,000
    Key Bank NA Notes [FRN]
      5.585%, 11/02/98++       1,000        999,795
    NationsBank Corp. Sr.
      Medium Term Notes
      Cl-F [FRN]
      5.747%, 11/19/98++       1,000      1,000,619
                                        -----------
                                          5,750,226
                                        -----------
  FINANCIAL SERVICES -- 2.5%
    CIT Group, Inc. Sr.
      Medium Term Notes
      [FRN]
      4.72%, 01/20/99++        1,200      1,200,113
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $7,549,799)                       7,549,799
                                        -----------
COMMERCIAL PAPER -- 26.4%
  FARMING & AGRICULTURE -- 2.0%
    Monsanto Co.+
      5.00%, 04/06/99          1,000        978,333
                                        -----------
  FINANCIAL -- BANK & TRUST -- 11.0%
    British Gas Capital
      5.49%, 11/06/98            600        599,543
    NationsBank Corp.
      5.50%, 02/02/99            500        492,896

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Rabobank Nederland
      5.73%, 11/02/98        $ 1,500    $ 1,499,761
      5.625%, 02/03/99           600        599,990
    Suntrust Bank, Inc.
      5.41%, 12/02/98          1,000        995,341
    U.S. Bancorp
      5.08%, 11/23/98          1,215      1,211,228
                                        -----------
                                          5,398,759
                                        -----------
  FINANCIAL SERVICES -- 13.4%
    Associates Corp. of
      North America
      5.03%, 02/16/99          1,500      1,477,575
    Diageo Capital PLC+
      5.50%, 11/04/98          2,000      1,999,083
    Ford Motor Credit Corp.
      5.49%, 11/06/98            300        299,771
    General Electric
      Capital Corp.
      5.41%, 12/16/98          1,500      1,489,856
    Province of Quebec
      5.48%, 12/30/98            500        495,510
    San Paolo US Financial
      Co.
      5.49%, 02/08/99            800        787,922
                                        -----------
                                          6,549,717
                                        -----------
TOTAL COMMERCIAL PAPER
  (Cost $12,926,809)                     12,926,809
                                        -----------
                             SHARES
                             -------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                2,276          2,276
    Temporary Investment
      Fund                     2,276          2,276
                                        -----------
  (Cost $4,552)                               4,552
                                        -----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $48,554,630)                     48,554,630
OTHER ASSETS LESS
  LIABILITIES -- 0.9%                       451,167
                                        -----------
NET ASSETS -- 100.0%                    $49,005,797
                                        ===========

                         -------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
 + Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the year, these securities amounted to 6.1% of net assets.

++ Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
-------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT
THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
ADS   --   American Depositary Shares
FDR   --   Federal Depositary Receipt
FRN   --   Floating Rate Note(1)
GDR   --   Global Depositary Receipt
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond(2)
TBA   --   To be Announced Security
VR    --   Variable Rate Bond(1)
COUNTRIES/CURRENCIES:
DEM   --   Germany/German Deutschemark
GBP   --   United Kingdom/British Pound

(1) Rates shown for variable and floating rate securities are the coupon rates as of October 31, 1998.

(2) Rates shown are the effective yields at purchase date.

                                                   AMERICAN SKANDIA MASTER TRUST

OCTOBER 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                          ASMT                                        ASMT PIMCO
                                      T. ROWE PRICE     ASMT JANUS     ASMT INVESCO      TOTAL       ASMT JPM
                                      INTERNATIONAL      CAPITAL          EQUITY        RETURN         MONEY
                                         EQUITY           GROWTH          INCOME         BOND         MARKET
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                      -------------   --------------   ------------   -----------   -----------
ASSETS:
  Investments in Securities at Value
    (A)                                $14,283,754     $150,018,609    $63,717,982    $67,927,174   $48,554,630
  Cash                                     802,964           42,713            951        120,155            --
  Receivable For:
    Securities Sold                          2,995          458,785        111,122      4,936,336            --
    Dividends and Interest                  41,277           54,477        345,377        574,690        81,945
    Contributions by Feeder Funds          105,642        4,180,019      1,136,160      2,171,652     1,369,301
  Deferred Organization Costs               18,530           18,530         18,616         18,616        18,626
                                       -----------     ------------    -----------    -----------   -----------
       Total Assets                     15,255,162      154,773,133     65,330,208     75,748,623    50,024,502
                                       -----------     ------------    -----------    -----------   -----------
LIABILITIES:
  Cash Overdraft                                --               --             --             --        13,174
  Payable to Investment Manager             11,694          111,256         36,774         29,708        19,808
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                171               --             --             --            --
  Payable For:
    Securities Purchased                   103,891               --      1,558,458     15,985,276            --
    Withdrawals by Feeder Funds             75,992          389,274        244,511        342,182       973,095
    Accrued Expenses and Other
       Liabilities                          42,631           34,111         40,238         16,291        12,628
                                       -----------     ------------    -----------    -----------   -----------
       Total Liabilities                   234,379          534,641      1,879,981     16,373,457     1,018,705
                                       -----------     ------------    -----------    -----------   -----------
NET ASSETS                             $15,020,783     $154,238,492    $63,450,227    $59,375,166   $49,005,797
                                       ===========     ============    ===========    ===========   ===========
(A) Investments at Cost                $14,409,218     $133,975,442    $61,294,986    $67,555,680   $48,554,630
                                       ===========     ============    ===========    ===========   ===========

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 1998

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                          ASMT                                        ASMT PIMCO
                                      T. ROWE PRICE     ASMT JANUS     ASMT INVESCO      TOTAL        ASMT JPM
                                      INTERNATIONAL      CAPITAL          EQUITY        RETURN         MONEY
                                         EQUITY           GROWTH          INCOME         BOND          MARKET
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                      -------------   --------------   ------------   -----------   ------------
INVESTMENT INCOME:
    Interest                            $  33,171      $   622,904      $  634,864    $1,432,879      $906,403
    Dividends                             179,483          224,372         448,990            --            --
    Foreign Taxes Withheld                (30,741)         (11,021)        (30,475)       (3,705)          (76)
                                        ---------      -----------      ----------    ----------      --------
       Total Investment Income            181,913          836,255       1,053,379     1,429,174       906,327
                                        ---------      -----------      ----------    ----------      --------
EXPENSES:
    Advisory Fees                          94,058          578,304         244,316       151,673        83,674
    Shareholder Servicing Fees              4,451            4,451           4,451         4,450         4,451
    Administration and Accounting
       Fees                                57,501           95,536          70,834        60,834         6,611
    Custodian Fees                         44,128           15,182          12,416         7,700         7,600
    Professional Fees                       3,755           17,030          11,575         8,025         5,050
    Organization Costs                      4,770            4,770           4,770         4,770         4,769
    Trustees' Fees                          2,021           11,138           6,669         4,936         3,486
    Miscellaneous Expenses                 34,213            9,571          11,616         7,588         4,876
                                        ---------      -----------      ----------    ----------      --------
       Total Expenses                     244,897          735,982         366,647       249,976       120,517
                                        ---------      -----------      ----------    ----------      --------
Net Investment Income (Loss)              (62,984)         100,273         686,732     1,179,198       785,810
                                        ---------      -----------      ----------    ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net Realized Gain (Loss) on:
       Securities                        (153,997)      (5,429,133)       (510,100)      668,243          (733)
       Foreign Currency Transactions        3,864             (545)             --            --            --
                                        ---------      -----------      ----------    ----------      --------
    Net Realized Gain (Loss)             (150,133)      (5,429,678)       (510,100)      668,243          (733)
                                        ---------      -----------      ----------    ----------      --------
    Net Change in Unrealized
       Appreciation (Depreciation)
       on:
       Securities                          67,804       16,036,242       2,366,592       311,039            --
       Translation of Assets and
         Liabilities Denominated in
         Foreign Currencies                 8,947              (32)             --            --            --
                                        ---------      -----------      ----------    ----------      --------
    Net Change in Unrealized
       Appreciation                        76,751       16,036,210       2,366,592       311,039            --
                                        ---------      -----------      ----------    ----------      --------
    Net Gain (Loss) on Investments        (73,382)      10,606,532       1,856,492       979,282          (733)
                                        ---------      -----------      ----------    ----------      --------
    Net Increase (Decrease) in Net
       Assets Resulting from
       Operations                       $(136,366)     $10,706,805      $2,543,224    $2,158,480      $785,077
                                        =========      ===========      ==========    ==========      ========

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ASMT T. ROWE PRICE                    ASMT JANUS
                                                          INTERNATIONAL EQUITY                 CAPITAL GROWTH
                                                                PORTFOLIO                         PORTFOLIO
                                                     -------------------------------   -------------------------------
                                                        YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                       OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                           1998           1997(1)            1998           1997(1)
                                                     ----------------   ------------   ----------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                         $   (62,984)      $  (17,596)     $    100,273     $     7,254
  Net Realized Gain (Loss) on Investments                 (150,133)             518        (5,429,678)         10,693
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                           76,751         (194,904)       16,036,210           6,925
                                                       -----------       ----------      ------------     -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                       (136,366)        (211,982)       10,706,805          24,872
                                                       -----------       ----------      ------------     -----------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                         17,837,166        4,291,113       159,785,442       9,561,074
  Withdrawals by Feeder Funds                           (6,177,388)        (601,760)      (24,236,532)     (1,623,169)
                                                       -----------       ----------      ------------     -----------
Net Increase in Net Assets from Capital
  Transactions                                          11,659,778        3,689,353       135,548,910       7,937,905
                                                       -----------       ----------      ------------     -----------
       Total Increase in Net Assets                     11,523,412        3,477,371       146,255,715       7,962,777
NET ASSETS:
  Beginning of Period                                    3,497,371           20,000         7,982,777          20,000
                                                       -----------       ----------      ------------     -----------
  End of Period                                        $15,020,783       $3,497,371      $154,238,492     $ 7,982,777
                                                       ===========       ==========      ============     ===========

(1) Commenced operations on June 10, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    ASMT INVESCO                       ASMT PIMCO                         ASMT JPM
                                    EQUITY INCOME                   TOTAL RETURN BOND                   MONEY MARKET
                                      PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                           -------------------------------   -------------------------------   -------------------------------
                              YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                             OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                 1998           1997(2)            1998           1997(2)            1998           1997(3)
                           ----------------   ------------   ----------------   ------------   ----------------   ------------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                   $    686,732      $   15,296      $  1,179,198     $    24,066      $    785,810     $     2,325
  Net Realized Gain
    (Loss) on Investments        (510,100)        (18,651)          668,243           6,883              (733)             32
  Net Change in
    Unrealized
    Appreciation
    (Depreciation) on
    Investments                 2,366,592          56,404           311,039          60,455                --              --
                             ------------      ----------      ------------     -----------      ------------     -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations               2,543,224          53,049         2,158,480          91,404           785,077           2,357
                             ------------      ----------      ------------     -----------      ------------     -----------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                      69,154,397       6,911,291        67,718,213       6,540,625       103,736,368       3,320,611
  Withdrawals by Feeder
    Funds                     (14,750,075)       (481,659)      (15,526,070)     (1,627,486)      (57,510,543)     (1,348,073)
                             ------------      ----------      ------------     -----------      ------------     -----------
Net Increase in Net
  Assets from Capital
  Transactions                 54,404,322       6,429,632        52,192,143       4,913,139        46,225,825       1,972,538
                             ------------      ----------      ------------     -----------      ------------     -----------
       Total Increase in
         Net Assets            56,947,546       6,482,681        54,350,623       5,004,543        47,010,902       1,974,895
NET ASSETS:
  Beginning of Period           6,502,681          20,000         5,024,543          20,000         1,994,895          20,000
                             ------------      ----------      ------------     -----------      ------------     -----------
  End of Period              $ 63,450,227      $6,502,681      $ 59,375,166     $ 5,024,543      $ 49,005,797     $ 1,994,895
                             ============      ==========      ============     ===========      ============     ===========

(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                           Year       Net Assets at   Portfolio                           Ratio of Net Investment
                                           Ended      End of Period   Turnover    Ratio of Expenses to       Income (Loss) to
                                        October 31,    (in 000's)       Rate      Average Net Assets(4)    Average Net Assets(4)
                                        -----------   -------------   ---------   ---------------------   -----------------------
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO:            1998         $ 15,021          20%             2.60%                    (0.67)%
--------------------------------------
--------------------------------------
                                           1997(1)         3,497           1%             6.26%                    (3.78)%
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:                  1998         $154,238          77%             1.27%                     0.17%
--------------------------------------
--------------------------------------
                                           1997(1)         7,983          83%             2.79%                     0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:                   1998         $ 63,450          70%             1.13%                     2.11%
--------------------------------------
--------------------------------------
                                           1997(2)         6,503          46%             2.66%                     2.39%
ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO:               1998         $ 59,375         418%             1.07%                     5.05%
--------------------------------------
--------------------------------------
                                           1997(2)         5,025          93%             2.22%                     3.51%
ASMT JPM
MONEY MARKET PORTFOLIO:                    1998         $ 49,006         N/A              0.72%                     4.69%
--------------------------------------
--------------------------------------
                                           1997(3)         1,995         N/A              3.91%                     1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.

See Notes to Financial Statements.

OCTOBER 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at October 31, 1998, consisted of five diversified portfolios: ASMT T. Rowe Price International Equity Portfolio ("International Equity"), ASMT Janus Capital Growth Portfolio ("Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of October 31, 1998, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

                                                   AMERICAN SKANDIA MASTER TRUST

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION EXPENSES -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios:
Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for International Equity; Janus Capital Corporation for Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Co. for Total Return Bond; and J. P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, .75%, .65%, and .50% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively.

     The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, .45%, .35%, .25%, and .15% of the average daily net assets of the International

Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Sub-advisors for International Equity and Money Market are currently voluntarily waiving a portion their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Equity and Money Market are reduced for Portfolio net assets in excess of specified levels.

     Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios are treated as partnerships for Federal income tax purposes. Accordingly, each investor in the Portfolios is allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios are managed in such a way that an investor is able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

5. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 1998, were as follows:

                                      PURCHASES         SALES
                                     ------------    -----------
International Equity                 $ 14,021,718    $ 1,771,863
Capital Growth                        143,874,128     36,757,084
Equity Income                          70,483,631     20,832,269
Total Return Bond                      58,355,955     29,119,902

     Purchases and sales of U.S. government securities, during the year ended October 31, 1998, were as follows:

                                      PURCHASES         SALES
                                     ------------    -----------
Total Return Bond                    $127,350,937    $85,862,076
Equity Income                           2,516,748        490,234

     At October 31, 1998, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for Federal income tax purposes, were as follows:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                 AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                    COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                ------------    ------------    ------------    --------------
International Equity            $ 14,434,337    $ 1,089,582      $1,240,165      $  (150,583)
Capital Growth                   134,147,098     16,592,654         721,143       15,871,511
Equity Income                     61,296,547      4,489,700       2,068,265        2,421,435
Total Return Bond                 67,555,680        546,057         174,563          371,494
Money Market                      48,554,630             --              --               --

                                                   AMERICAN SKANDIA MASTER TRUST

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Board of Trustees
of American Skandia Master Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of ASMT T. Rowe Price International Equity Portfolio, ASMT Janus Capital Growth Portfolio, ASMT INVESCO Equity Income Portfolio, ASMT PIMCO Total Return Bond Portfolio and ASMT JPM Money Market Portfolio of American Skandia Master Trust (the "Trust") at October 31, 1998, the results of each of their operations, the changes in each of their net assets and the supplemental data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplemental data (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accouting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers

Chartered Accountants and Registered Auditors
Dublin, Republic of Ireland
December 11, 1998

[ASAF LOGO]

                                            American Skandia Advisor Funds, Inc.
                                            ANNUAL REPORT TO SHAREHOLDERS

                                            October 31, 1998



ASAF

American Skandia Advisor Funds


[ASAF GRAPHIC]

                                                                Investment Tools
                                                                for Tomorrow

[ASAF LOGO]


[ASAF GRAPHIC]

Table of Contents


AMERICAN SKANDIA ADVISOR FUNDS, INC.

   Performance Information                       1
   Schedules of Investments                     15
   Financial Statements                         46

AMERICAN SKANDIA MASTER TRUST

   Schedules of Investments                     79
   Financial Statements                         96


-  ASAF Founders International Small Capitalization Fund

-  ASAF Founders Small Capitalization Fund

-  ASAF T. Rowe Price Small Company Value Fund

-  ASAF American Century Strategic Balanced Fund

-  ASAF Federated High Yield Bond Fund

-  ASAF Robertson Stephens Value + Growth Fund

-  ASAF Lord Abbett Growth and Income Fund

-  ASAF Janus Overseas Growth Fund

-  ASAF Marsico Capital Growth Fund

-  ASAF Neuberger&Berman Mid-Cap Growth Fund

-  ASAF Neuberger&Berman Mid-Cap Value Fund

-  ASAF T. Rowe Price International Equity Fund

-  ASAF Janus Capital Growth Fund

-  ASAF INVESCO Equity Income Fund

-  ASAF Total Return Bond Fund

- ASAF JPM Money Market Fund

[ASAF LOGO]

                  Shares of the American Skandia Advisor Funds are:

                  - not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

                  - not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

                  - subject to investment risk, including the possible loss of the principal amount invested.


                  The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

                  For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

                  One Corporate Drive
                  P.O. Box 883
                  Shelton, CT 06484
                  Telephone: 800-752-6342 (800-SKANDIA)
                  Website: www.americanskandia.com


                                                    LIT CODE(ASAFANNU 10/98)2336

Board of Directors


Gordon C. Boronow
Jan R. Carendi
David E. A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
F. Don Schwartz

[ASAF GRAPHIC]

Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484

Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
For domestic securities of Funds and Portfolios investing primarily in domestic securities:
PNC Bank
Philadelphia, PA 19113

Co-custodian for foreign securities of Funds and Portfolios investing primarily in domestic securities and custodian for Funds and Portfolios investing primarily in foreign securities:
The Chase Manhattan Bank
New York, NY 11201

Legal Counsel
Werner & Kennedy
New York, NY 10019